As filed with the Securities and Exchange Commission on June 9, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21715

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

Lehman Brothers Institutional Liquidity Funds

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2008

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

Lehman Brothers

Institutional Liquidity Funds

Institutional Class Cash Management Class Capital Class Select Class	Administrative Class Service Class Premier Class

Money Market Portfolio Prime Portfolio Government Portfolio Government Reserves Portfolio	Treasury Portfolio Tax-Exempt Portfolio Municipal Portfolio

Annual Report

March 31, 2008

©2008 Lehman Brothers Asset Management LLC All rights reserved.

Chairman’s Letter

I am pleased to present to you this annual report for the Lehman Brothers Institutional Liquidity Funds for the fiscal year ended March 31, 2008. The report includes portfolio commentaries, a listing of the portfolios’ investments, and their audited financial statements for the reporting period.

The fiscal period was marked by extreme volatility, initially related to the housing decline, which spilled over into the fixed income markets in the form of significant issues with subprime mortgage securities, before broadening to other securities. During the fiscal year, the Federal Reserve cut the Fed Funds rate by a total of 300 basis points, taking an array of increasingly aggressive steps to infuse the markets with liquidity. Still, employment and other metrics appeared weak at period’s end, with many observers suggesting that the economy was in recession.

Throughout the turmoil, our portfolios performed admirably. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build portfolios of high-quality securities that seek to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients’ principal and maintain daily liquidity and diversification.

Sincerely,

PETER SUNDMAN

CHAIRMAN OF THE BOARD

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

Institutional Liquidity Funds Commentaries

TICKER SYMBOLS

MONEY MARKET PORTFOLIO Institutional Class: LBBXX Cash Management Class: LBDXX Capital Class: LBFXX Select Class: LBGXX Administrative Class: LBHXX Service Class: LBJXX Premier Class: LBKXX	PRIME PORTFOLIO Institutional Class: LBLXX Cash Management Class: LBQXX Capital Class: LBSXX Select Class: LBVXX Administrative Class: LBWXX Service Class: LBYXX Premier Class: LBZXX

We are pleased to report that both the Money Market Portfolio Institutional Class and the Prime Portfolio Institutional Class delivered positive returns and outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average for the fiscal year ended March 31, 2008.

The Federal Reserve’s interest rate policy was on hold for the first four months of the 12-month period, with the target Fed Funds rate at 5.25%. In April, a demand and supply imbalance drove the yield on the three-month U.S. Treasury bill to its lowest level since October 2006, and the yield dropped lower still in June as prices increased. Worries about reports of large losses at hedge funds in the subprime and collateralized debt space led to a flight-to-quality bid for Treasuries and a slight widening of risk premiums in the market.

Beginning in July, investors in the credit markets became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. After leaving rates unchanged at the August meeting, the release in September of the August payroll figures, which were negative for the first time in four years, coupled with a deteriorating housing market, prompted the Fed to reduce the Fed Funds rate by 50 basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50-basis-point Fed reduction.

This move was followed by two further 25-basis-point rate cuts in October and December, as the Fed attempted to “forestall some of the adverse effects on the broader economy that might otherwise arise from disruptions in the financial markets.”

In January, in a move that appeared to catch the market by surprise, the Fed acted in aggressive fashion to take rates lower, with a 75-basis-point cut one week prior to its scheduled meeting, and an additional 50-basis-point cut at month-end. This temporarily silenced criticism of Fed Chairman Ben Bernanke and the Fed that they were behind the curve in dealing with liquidity issues. The intermeeting cut was the first since 2001 and was the largest in nearly 25 years. The rate reductions seemed to be confirmation that the Fed believed that the liquidity crisis had advanced into an economic crisis, and that the U.S. economy was teetering on the brink of recession.

Volatility continued in February, as “deleveraging” continued to be the operative word and the market struggled to absorb the overwhelming supply of debt securities. Traditional valuation methods and market pricing on certain types of assets suffered an extreme disconnect, with prices declining precipitously, driven by the supply-demand imbalance and the uncertainty generated by markets entering uncharted territory.

March brought further actions by the Fed, which included lowering the Fed Funds rate by an additional 75 basis points (despite two dissenting votes) and opened a new lending program to investment firms serving as “primary dealers.”

At the time of this writing, supply continues to hit the credit markets faster than demand can absorb it. Amid continued jobs losses, higher mortgage delinquency rates and falling home prices, consumer balance sheets are on precarious ground. We believe that the Fed will very likely continue this easing cycle, perhaps taking rates below 2.00% as “insurance” against a more pronounced slowdown.

Money Market Portfolio

For the fiscal year ended March 31, 2008, the Money Market Portfolio Institutional Class returned 4.99% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average’s 4.71%. The Portfolio closed the period with a 3.14% seven-day current yield and a 3.19% seven-day effective yield; these more closely reflects current earnings than one-year figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The average weighted average maturity of the Portfolio was an average of 46 days for the fiscal year. The maturity declined for the period, and now stands at 38.8 days at the end of March. As increasingly negative economic numbers and ongoing issues in the credit markets forced the Federal Reserve to continue to lower interest rates, we purchased commercial paper and certificates of deposit issued by highly rated banks, which ranged in maturity from overnight to six months. Our conservative guidelines and stringent credit policies enabled us to avoid products and issuers that experienced problems during the year. The Portfolio remains invested in high quality, highly liquid issuers with almost 73% of the Portfolio in A-1+ rated securities.

MONEY MARKET MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	17.7%
8 - 30 Days	40.9
31 - 90 Days	29.8
91 - 180 Days	11.6
181+ Days	0.0

Prime Portfolio

For the fiscal year ended March 31, 2008, the Prime Portfolio Institutional Class returned 4.95% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average’s 4.71%. The Portfolio closed the period with a 3.05% seven-day current yield and a 3.10% seven-day effective yield; these more closely reflects current earnings than one-year figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The weighted average maturity of the Portfolio decreased during the period, reflecting a decline in the first half followed by intermittent increases and declines in the second. At the end of March, the weighted average maturity stood at 41.2 days. We purchased commercial paper and certificates of deposit issued by highly rated banks with maturities ranging from one to six months, in response to the continued likelihood that the Federal Reserve would lower rates. The Portfolio remains invested in high quality issuers with over 75% of the Portfolio invested in A-1+ names and the remaining in A-1 rated.

PRIME MASTER SERIES

Maturity Diversification (% by Maturity)
1 - 7 Days	27.5%
8 - 30 Days	23.9
31 - 90 Days	34.7
91 - 180 Days	13.6
181+ Days	0.3

Sincerely,

JOHN C. DONOHUE AND TIMOTHY J. ROBEY

PORTFOLIO CO-MANAGERS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The composition, industries and holdings of the Portfolio are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

PERFORMANCE HIGHLIGHTS

The seven-day current and seven-day effective yields as of March 31, 2008 were as follows:[8]

Lehman Brothers Institutional Liquidity Funds
	Institutional Class[4]		Cash Management Class[3]		Capital Class[2]		Select Class[6]		Administrative Class[1]		Service Class[7]		Premier Class[5]
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Money Market Portfolio	3.14%	3.19%	3.09%	3.14%	3.04%	3.09%	2.99%	3.03%	2.89%	2.93%	2.74%	2.78%	2.64%	2.67%

Prime Portfolio	3.05%	3.10%	3.00%	3.04%	2.95%	2.99%	2.90%	2.94%	2.80%	2.84%	2.65%	2.68%	2.55%	2.58%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888.556.9030. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund’s most recent prospectus, the estimated total annual fund operating expense ratios for fiscal year end of the Money Market Portfolio were 0.71%, 1.91%, 1.96%, 2.01%, 2.11%, 2.26% and 2.36% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2010 for all class shares.

As stated in the Fund’s most recent prospectus, the estimated total annual fund operating expense ratios for fiscal year end of the Prime Portfolio were 0.26%, 0.56%, 0.61%, 0.66%, 0.76%, 0.91% and 0.89% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2010 for all class shares.

Institutional Liquidity Funds Commentaries

TICKER SYMBOLS

GOVERNMENT PORTFOLIO	GOVERNMENT RESERVES PORTFOLIO	TREASURY PORTFOLIO

Institutional Class: LHBXX Cash Management Class: LHCXX Capital Class: LHDXX Select Class: LHFXX Administrative Class: LHGXX Service Class: LHHXX Premier Class: LHJXX	Institutional Class: LGAXX Cash Management Class: LGBXX Capital Class: LGCXX Select Class: LGDXX Administrative Class: LGEXX Service Class: LGFXX Premier Class: LGGXX	Institutional Class: LHKXX Cash Management Class: LHLXX Capital Class: LHMXX Select Class: LHNXX Administrative Class: LHPXX Service Class: LHRXX Premier Class: LHSXX

We are pleased to report that the Government Portfolio Institutional Class and the Treasury Portfolio Institutional Class delivered positive returns and outperformed the iMoneyNet Money Fund Report Government & Agencies Institutional Average and the iMoneyNet Money Fund Report Treasury & Repo Institutional Average, respectively, for the fiscal year ended March 31, 2008. The Government Reserves Portfolio Institutional Class delivered positive returns for the period from its inception on July 9, 2007 through March 31, 2008.

The Federal Reserve’s interest rate policy was on hold for the first four months of the 12-month period, with the target Fed Funds rate at 5.25%. In April, a demand and supply imbalance drove the yield on the three-month U.S. Treasury bill to its lowest level since October 2006, and the yield dropped lower still in June as prices increased. Worries about reports of large losses at hedge funds in the subprime and collateralized debt space led to a flight-to-quality bid for Treasuries and a slight widening of risk premiums in the market.

Beginning in July, investors in the credit markets became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. After leaving rates unchanged at the August meeting, the release in September of the August payroll figures, which were negative for the first time in four years, coupled with a deteriorating housing market, prompted the Fed to reduce the Fed Funds rate by 50 basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50-basis-point Fed reduction.

This move was followed by two further 25-basis-point rate cuts in October and December, as the Fed attempted to “forestall some of the adverse effects on the broader economy that might otherwise arise from disruptions in the financial markets.”

In January, in a move that appeared to catch the market by surprise, the Fed acted in aggressive fashion to take rates lower, with a 75-basis-point cut one week prior to its scheduled meeting, and an additional 50-basis-point cut at month-end. This temporarily silenced criticism of Fed Chairman Ben Bernanke and the Fed that they were behind the curve in dealing with liquidity issues. The intermeeting cut was the first since 2001 and was the largest in nearly 25 years. The rate reductions seemed to be confirmation that the Fed believed that the liquidity crisis had advanced into an economic crisis, and that the U.S. economy was teetering on the brink of recession.

Volatility continued in February, as “deleveraging” continued to be the operative word and the market struggled to absorb the overwhelming supply of debt securities. Traditional valuation methods and market pricing on certain types of assets suffered an extreme disconnect, with prices declining precipitously, driven by the supply-demand imbalance and the uncertainty generated by markets entering uncharted territory.

March brought further actions by the Fed, which included lowering the Fed Funds rate by an additional 75 basis points (despite two dissenting votes) and opened a new lending program to investment firms serving as “primary dealers.”

At the time of this writing, supply continues to hit the credit markets faster than demand can absorb it. Amid continued jobs losses, higher mortgage delinquency rates and falling home prices, consumer balance sheets are on precarious ground. We believe that the Fed will very likely continue this easing cycle, perhaps taking rates below 2.00% as “insurance” against a more pronounced slowdown.

Government Portfolio

For the fiscal year ended March 31, 2008, the Government Portfolio Institutional Class returned 4.73% compared to the iMoneyNet Money Fund Report Government & Agencies Institutional Average’s 4.44%. The Portfolio closed the period with a 2.84% seven-day current yield and a 2.88% seven-day effective yield; these more closely reflects current earnings than one-year figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The Portfolio is overweighted in floating rate notes, which reset according to one-month Libor, three-month Libor, and the Prime Rate. In addition, the Portfolio is heavily weighted in overnight repurchase agreements backed by 102% U.S Government securities. The weighted average maturity of the Portfolio was 49.1 days at the end of the period.

GOVERNMENT MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	47.8%
8 - 30 Days	19.4
31 - 90 Days	18.4
91 - 180 Days	5.9
181+ Days	8.5

Government Reserves Portfolio

For the period from inception through March 31, 2008, the Government Reserves Portfolio Institutional Class returned 3.23%. The Portfolio closed the period with a 2.62% seven-day current yield and a 2.65% seven-day effective yield; these more closely reflects current earnings than one-year figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The Portfolio is overweighted in tax-advantaged U.S. Government Agency floating rate notes, which reset according to one-month Libor, three-month Libor, and the Prime Rate. In addition, the Portfolio is also invested in other tax-advantaged U.S. Government Agency securities such as discount notes, coupon bonds and callable securities. The weighted average maturity of the Portfolio at the end of the period was 45.1 days.

GOVERNMENT RESERVES MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	25.2%
8 - 30 Days	35.2
31 - 90 Days	29.5
91 - 180 Days	3.5
181+ Days	6.6

Treasury Portfolio

For the fiscal year ended March 31, 2008, the Treasury Portfolio Institutional Class returned 4.20% compared to the iMoneyNet Money Fund Report Treasury & Repo Institutional Average’s 3.92%. The Portfolio closed the period with a 1.28% seven-day current yield and a 1.29% seven-day effective yield; these more closely reflects current earnings than one-year figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The Portfolio is heavily weighted in repurchase agreements backed by 102% of U.S. Treasury collateral. Over time, in our opinion, repurchase agreements offer incremental yield over Treasury issues such as bills and notes. The Portfolio’s average weighted average maturity over this period was short (approximately 12 days) and ended the period at 3.5 days, primarily due to the nature of repurchase agreements being mostly overnight transactions.

TREASURY MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	84.4%
8 - 30 Days	15.6
31 - 90 Days	0.0
91 - 180 Days	0.0
181+ Days	0.0

Sincerely,

JOHN C. DONOHUE AND SCOTT F. RIECKE

PORTFOLIO CO-MANAGERS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The composition, industries and holdings of the Portfolio are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

PERFORMANCE HIGHLIGHTS

The seven-day current and seven-day effective yields as of March 31, 2008 were as follows:[8]

Lehman Brothers Institutional Liquidity Funds
	Institutional Class[4]		Cash Management Class[3]		Capital Class[2]		Select Class[6]		Administrative Class[1]		Service Class[7]		Premier Class[5]
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Government Portfolio	2.84%	2.88%	2.80%	2.84%	2.75%	2.79%	2.70%	2.74%	2.60%	2.63%	2.45%	2.48%	2.35%	2.38%

Government Reserves Portfolio	2.62%	2.65%	2.57%	2.60%	2.52%	2.55%	2.47%	2.50%	2.37%	2.40%	2.22%	2.24%	2.12%	2.14%

Treasury Portfolio	1.28%	1.29%	1.23%	1.24%	1.18%	1.19%	1.13%	1.14%	1.03%	1.04%	0.88%	0.88%	0.80%	0.80%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888.556.9030. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund’s most recent prospectus, the estimated total annual fund operating expense ratios for fiscal year end of the Government Portfolio were 0.27%, 0.36%, 0.41%, 0.46%, 0.53%, 0.71% and 0.81% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2010 for all class shares.

As stated in the Fund’s most recent prospectus, the estimated total annual fund operating expense ratios for fiscal year end of the Government Reserves Portfolio were 0.80%, 0.85%, 0.90%, 0.95%, 1.05%, 1.20% and 1.30% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2010 for all class shares.

As stated in the Fund’s most recent prospectus, the estimated total annual fund operating expense ratios for fiscal year end of the Treasury Portfolio were 0.34%, 0.43%, 0.48%, 0.53%, 0.63%, 0.78% and 0.88% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2010 for all class shares.

Institutional Liquidity Funds Commentary

TICKER SYMBOLS

TAX-EXEMPT PORTFOLIO Institutional Class: LHTXX Cash Management Class: LHUXX Capital Class: LHVXX Select Class: LHWXX Administrative Class: LHXXX Service Class: LHYXX Premier Class: LHZXX

We are pleased to report that the Tax-Exempt Portfolio Institutional Class earned a positive return from its inception on September 10, 2007 through March 31, 2008.

Starting last summer, investors in the credit markets became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. After leaving rates unchanged at the August meeting, the release in September of the August payroll figures, which were negative for the first time in four years, coupled with a deteriorating housing market, prompted the Fed to reduce the Fed Funds rate by 50 basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50-basis-point Fed reduction.

This move was followed by two further 25-basis-point rate cuts in October and December, as the Fed attempted to “forestall some of the adverse effects on the broader economy that might otherwise arise from disruptions in the financial markets.”

In January, in a move that appeared to catch the market by surprise, the Fed acted in aggressive fashion to take rates lower, with a 75-basis-point cut one week prior to its scheduled meeting, and an additional 50-basis-point cut at month-end. This temporarily silenced criticism of Fed Chairman Ben Bernanke and the Fed that they were behind the curve in dealing with liquidity issues. The intermeeting cut was the first since 2001 and was the largest in nearly 25 years. The rate reductions seemed to be confirmation that the Fed believed that the liquidity crisis had advanced into an economic crisis, and that the U.S. economy was teetering on the brink of recession.

Volatility continued in February, as “deleveraging” continued to be the operative word and the market struggled to absorb the overwhelming supply of debt securities. Traditional valuation methods and market pricing on certain types of assets suffered an extreme disconnect, with prices declining precipitously, driven by the supply-demand imbalance and the uncertainty generated by markets entering uncharted territory.

March brought further actions by the Fed, which included lowering the Fed Funds rate by an additional 75 basis points (despite two dissenting votes) and opened a new lending program to investment firms serving as “primary dealers.”

At the time of this writing, supply continues to hit the credit markets faster than demand can absorb it. Amid continued jobs losses, higher mortgage delinquency rates and falling home prices, consumer balance sheets are on precarious ground. We believe that the Fed will very likely continue this easing cycle, perhaps taking rates below 2.00% as “insurance” against a more pronounced slowdown.

The most significant impact to the municipal money fund arena with regard to the ongoing credit crisis involved the downgrades of several mono-line insurers over the past six months. To avoid ineligibility under Rule 2a-7 of the Investment Company Act of 1940, most tax-exempt money funds were forced to sell their weaker insured holdings. As part of our conservative investment approach, we continued to monitor each of our insured issues and proactively disposed of any securities that we believed might not meet Rule 2a-7 credit eligibility requirements. In addition, we continue to monitor each of the securities in our portfolios to ensure their creditworthiness. With the U.S. economy facing a severe credit crisis and the threat of a recession becoming more likely, money fund yields plummeted over the past six months. The SIFMA Municipal Swap Index rate, a proxy for tax-free weekly resets, averaged 3.74% for the first half of the fiscal year but only 2.97% in the second half, registering an 77-basis-point decline. The weighted average maturity of the Portfolio at the end of the period was 43.3 days, and the Portfolio remained heavily invested in variable rate demand notes throughout the period.

Performance and Yield Information

For the period from inception of the Fund through March 31, 2008, the Tax-Exempt Portfolio Institutional Class returned 1.73%. The Portfolio closed the reporting period with a 2.32% seven-day current yield and a 2.35% seven-day effective yield as well as a 3.57% seven-day tax-equivalent current yield and a 3.63% tax-equivalent effective yield; these more closely reflect current earnings than the one-year figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

TAX-EXEMPT MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	83.4%
8 - 30 Days	1.1
31 - 90 Days	3.5
91 - 180 Days	4.7
181+ Days	7.3

Sincerely,

WILLIAM J. FURRER AND KRISTIAN J. LIND

PORTFOLIO CO-MANAGERS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The composition, industries and holdings of the Portfolio are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

PERFORMANCE HIGHLIGHTS

The seven-day current, seven-day effective and seven-day tax-equivalent effective yields as of March 31, 2008 were as follows:[8]
Lehman Brothers Institutional Liquidity Funds
	Institutional Class[4]			Cash Management Class[3]			Capital Class[2]			Select Class[6]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Tax-Exempt Portfolio	2.32%	2.35%	3.63%	2.27%	2.30%	3.55%	2.22%	2.24%	3.48%	2.17%	2.19%	3.40%
	Administrative Class[1]			Service Class[7]			Premier Class[5]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Tax-Exempt Portfolio	2.07%	2.09%	3.23%	1.92%	1.94%	2.99%	1.82%	1.84%	2.84%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888.556.9030. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund’s most recent prospectus, the estimated total annual fund operating expense ratios for fiscal year end of the Tax-Exempt Portfolio were 0.91%, 0.96%, 1.01%, 1.06%, 1.16%, 1.31% and 1.41% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2010 for all class shares.

Institutional Liquidity Funds Commentary

TICKER SYMBOLS

MUNICIPAL PORTFOLIO Institutional Class: LMAXX Cash Management Class: LNBXX Capital Class: LMCXX Select Class: LMDXX Administrative Class: LMEXX Service Class: LMFXX Premier Class: LMGXX

We are pleased to report that the Municipal Portfolio Institutional Class earned a positive return from its inception on September 10, 2007 through the fiscal year ended March 31, 2008.

Starting last summer, investors in the credit markets became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. After leaving rates unchanged at the August meeting, the release in September of the August payroll figures, which were negative for the first time in four years, coupled with a deteriorating housing market, prompted the Fed to reduce the Fed Funds rate by 50 basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50-basis-point Fed reduction.

This move was followed by two further 25-basis-point rate cuts in October and December, as the Fed attempted to “forestall some of the adverse effects on the broader economy that might otherwise arise from disruptions in the financial markets.”

In January, in a move that appeared to catch the market by surprise, the Fed acted in aggressive fashion to take rates lower, with a 75-basis-point cut one week prior to its scheduled meeting, and an additional 50-basis-point cut at month-end. This temporarily silenced criticism of Fed Chairman Ben Bernanke and the Fed that they were behind the curve in dealing with liquidity issues. The intermeeting cut was the first since 2001 and was the largest in nearly 25 years. The rate reductions seemed to be confirmation that the Fed believed that the liquidity crisis had advanced into an economic crisis, and that the U.S. economy was teetering on the brink of recession.

Volatility continued in February, as “deleveraging” continued to be the operative word and the market struggled to absorb the overwhelming supply of debt securities. Traditional valuation methods and market pricing on certain types of assets suffered an extreme disconnect, with prices declining precipitously, driven by the supply-demand imbalance and the uncertainty generated by markets entering uncharted territory.

March brought further actions by the Fed, which included lowering the Fed Funds rate by an additional 75 basis points (despite two dissenting votes) and opened a new lending program to investment firms serving as “primary dealers.”

At the time of this writing, supply continues to hit the credit markets faster than demand can absorb it. Amid continued jobs losses, higher mortgage delinquency rates and falling home prices, consumer balance sheets are on precarious ground. We believe that the Fed will very likely continue this easing cycle, perhaps taking rates below 2.00% as “insurance” against a more pronounced slowdown.

The most significant impact to the municipal money fund arena with regard to the ongoing credit crisis involved the downgrades of several mono-line insurers over the past six months. To avoid ineligibility under Rule 2a-7 of the Investment Company Act of 1940, most tax-exempt money funds were forced to sell their weaker insured holdings. As part of our conservative investment approach, we continued to monitor each of our insured issues and proactively disposed of any securities that we believed might not meet Rule 2a-7 credit eligibility requirements. In addition, we continue to monitor each of the securities in our portfolios to ensure their creditworthiness. With the U.S. economy facing a severe credit crisis and the threat of a recession becoming more likely, money fund yields plummeted over the past six months. The SIFMA Municipal Swap Index rate, a proxy for tax-free weekly resets, averaged 3.74% for the first half of the year but only 2.97% in the second half, registering an 77-basis-point drop. The weighted average maturity of the Portfolio at the end of the period was 30.6 days, and the Portfolio remained heavily invested in variable rate demand notes throughout the period.

Performance and Yield Information

For the period from inception through March 31, 2008, the Municipal Portfolio Institutional Class returned 1.79%. The Portfolio closed the period with a 2.55% seven-day current yield and a 2.58% seven-day effective yield; as well as a 3.92% seven-day tax-equivalent current yield and a 4.00% tax-equivalent effective yield; these more closely reflect current earnings than the one-year figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

Sincerely,

WILLIAM J. FURRER AND KRISTIAN J. LIND

PORTFOLIO CO-MANAGERS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The composition, industries and holdings of the Portfolio are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

PERFORMANCE HIGHLIGHTS

The seven-day current, seven-day effective and seven-day tax-equivalent effective yields as of March 31, 2008 were as follows:[8]
Lehman Brothers Institutional Liquidity Funds
	Institutional Class[4]			Cash Management Class[3]			Capital Class[2]			Select Class[6]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Municipal Portfolio	2.55%	2.58%	4.00%	2.50%	2.53%	3.92%	2.45%	2.48%	3.84%	2.40%	2.43%	3.76%

	Administrative Class[1]			Service Class[7]			Premier Class[5]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Municipal Portfolio	2.30%	2.33%	3.60%	2.15%	2.17%	3.36%	2.05%	2.07%	3.20%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888.556.9030. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund’s most recent prospectus, the estimated total annual fund operating expense ratios for fiscal year end of the Municipal Portfolio were 0.97%, 1.02%, 1.07%, 1.12%, 1.22%, 1.37% and 1.47% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2010 for all class shares.

MUNICIPAL MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	82.7%
8 - 30 Days	1.1
31 - 90 Days	4.0
91 - 180 Days	7.4
181+ Days	4.8

Endnotes

1	Neuberger Berman Management Inc. (Management) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Administrative Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Administrative Class of each Portfolio are limited to 0.45% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Administrative Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Administrative Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class’ average daily net assets. Management has voluntarily reimbursed the Administrative Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class’ average daily net assets. For the period ended March 31, 2008, if reimbursements were not made, performance would be lower for the Administrative Class of each Portfolio.

2	Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Capital Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Capital Class of each Portfolio are limited to 0.30% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Capital Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Capital Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class’ average daily net assets. Management has voluntarily reimbursed the Capital Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class’ average daily net assets. For the period ended March 31, 2008, if reimbursements were not made, performance would be lower for the Capital Class of each Portfolio.

3	Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Cash Management Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Cash Management Class of each Portfolio are limited to 0.25% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Cash Management Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Cash Management Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class’ average daily net assets. Management has voluntarily reimbursed the Cash Management Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class’ average daily net assets. For the period ended March 31, 2008, if reimbursements were not made, performance would be lower for the Cash Management Class of each Portfolio.

4

Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Institutional Class of each Portfolio are limited to 0.20% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Institutional Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Institutional Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class’ average daily net assets. Management has voluntarily reimbursed the Institutional Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class’ average daily net assets. For the period ended March 31, 2008, if reimbursements were not made, performance would be lower for the Institutional Class of each Portfolio.

5	Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Premier Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Premier Class of each Portfolio are limited to 0.70% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Premier Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Premier Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class’ average daily net assets. Management has voluntarily reimbursed the Premier Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class’ average daily net assets. In addition, Management also voluntarily reimbursed the Premier Class of Treasury Portfolio an additional 0.10%, 0.16%, 0.06% and 0.11% of the class’ net assets on March 19, 2008, March 20, 2008, March 24, 2008 and March 26, 2008, respectively. For the period ended March 31, 2008, if reimbursements were not made, performance would be lower for the Premier Class of each Portfolio.

6	Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Select Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Select Class of each Portfolio are limited to 0.35% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Select Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Select Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class’ average daily net assets. Management has voluntarily reimbursed the Select Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class’ average daily net assets. For the period ended March 31, 2008, if reimbursements were not made, performance would be lower for the Select Class of each Portfolio.

7

Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Service Class of each Portfolio through 3/31/2010, so that the total annual operating expenses of the Service Class of each Portfolio are limited to 0.60% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Service Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Service Class of each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an

additional 0.10% per annum of the class’ average daily net assets. Management has voluntarily reimbursed the Service Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class’ average daily net assets. In addition, Management voluntarily reimbursed the Service Class of Treasury Portfolio 0.06% and 0.01% of the class’ net assets on March 20, 2008 and March 26, 2008, respectively. For the period ended March 31, 2008, if reimbursements were not made, performance would be lower for the Service Class of each Portfolio.

8	“Current yield” of a money market fund refers to the income generated by an investment in a Portfolio over a recent 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is not a guarantee of future results. Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after federal income taxes at the highest federal tax rate, currently 35%, assuming that all of a Fund’s income is exempt from federal income taxes. Unaudited performance data current to the most recent month-end are available by calling 888-556-9030 or visiting www.lehman.com/lbilf.

Glossary of Indices

iMoneyNet Money Fund Report Taxable First Tier Institutional Average:	Measures the performance of institutional money market mutual funds which invest in anything allowable under SEC regulations governing money market funds, except Second Tier Commercial Paper.

iMoneyNet Money Fund Report Government & Agencies Institutional Average:	Measures the performance of institutional money market mutual funds which invest in obligations of the U.S. Treasury (T-Bills), repurchase agreements, or U.S. Government Agency securities.

iMoneyNet Money Fund Report Treasury & Repo Institutional Average:	Measures the performance of institutional money market mutual funds which invest in obligations of the U.S. Treasury (T-Bills) and repurchase agreements.

SIFMA Municipal Swap Index:	The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, produced by Municipal Market Data (MMD), is a 7-day high-grade market index comprised of tax-exempt VRDOs (Variable Rate Demand Obligations) from MMD’s extensive database. In order for an issue to qualify for inclusion in the index it must: be a weekly reset, effective on Wednesday (no lag resets considered); NOT be subject to Alternative Minimum Tax; have an outstanding amount of $10 million or more; have the highest short-term rating [VMIG1 by Moody’s or A-1+ by S&P]; and pay interest on a monthly basis, calculated on an actual/actual basis. In addition, only one quote per obligor per remarketing agent will be included in the index. Issues from all states are eligible for inclusion. The index is calculated on a weekly basis. The index was formerly known as The Bond Market Association (BMA)/PSA Municipal Swap Index.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolios may invest in securities not included in the above-described indices.

Information About Your Portfolio’s Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each portfolio’s proportionate share of expenses of its corresponding master series, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended March 31, 2008 and held for the entire period. The tables illustrate the portfolio’s costs in two ways:

Actual Expenses and Performance:	The first section of the table provides information about actual account values and actual expenses in dollars, based on the portfolio’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:	The second section of the table provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these portfolios versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Information As of 3/31/08 (Unaudited)

MONEY MARKET PORTFOLIO

Actual	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During the Period* 10/1/07 - 3/31/08	Expense Ratio
Institutional Class	$1,000.00	$1,022.70	$0.51	.10%
Cash Management Class	$1,000.00	$1,022.40	$0.76	.15%
Capital Class	$1,000.00	$1,022.20	$1.01	.20%
Select Class	$1,000.00	$1,021.90	$1.26	.25%
Administrative Class	$1,000.00	$1,021.40	$1.77	.35%
Service Class	$1,000.00	$1,020.60	$2.53	.50%
Premier Class	$1,000.00	$1,020.10	$3.03	.60%

Hypothetical (5% annual return before expenses)**
Institutional Class	$1,000.00	$1,024.50	$0.51	.10%
Cash Management Class	$1,000.00	$1,024.25	$0.76	.15%
Capital Class	$1,000.00	$1,024.00	$1.01	.20%
Select Class	$1,000.00	$1,023.75	$1.26	.25%
Administrative Class	$1,000.00	$1,023.25	$1.77	.35%
Service Class	$1,000.00	$1,022.50	$2.53	.50%
Premier Class	$1,000.00	$1,022.00	$3.03	.60%

PRIME PORTFOLIO

Actual	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During the Period* 10/1/07 - 3/31/08	Expense Ratio
Institutional Class	$1,000.00	$1,022.30	$0.51	.10%
Cash Management Class	$1,000.00	$1,022.00	$0.76	.15%
Capital Class	$1,000.00	$1,021.80	$1.01	.20%
Select Class	$1,000.00	$1,021.50	$1.26	.25%
Administrative Class	$1,000.00	$1,021.00	$1.77	.35%
Service Class	$1,000.00	$1,020.30	$2.53	.50%
Premier Class	$1,000.00	$1,019.80	$3.03	.60%

Hypothetical (5% annual return before expenses)**
Institutional Class	$1,000.00	$1,024.50	$0.51	.10%
Cash Management Class	$1,000.00	$1,024.25	$0.76	.15%
Capital Class	$1,000.00	$1,024.00	$1.01	.20%
Select Class	$1,000.00	$1,023.75	$1.26	.25%
Administrative Class	$1,000.00	$1,023.25	$1.77	.35%
Service Class	$1,000.00	$1,022.50	$2.53	.50%
Premier Class	$1,000.00	$1,022.00	$3.03	.60%

*	For each class of the portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Each portfolio’s expense ratio includes its proportionate share of the expenses of its corresponding master series.

**	Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 366.

GOVERNMENT PORTFOLIO

Actual	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During the Period* 10/1/07 - 3/31/08	Expense Ratio
Institutional Class	$1,000.00	$1,020.80	$0.51	.10%
Cash Management Class	$1,000.00	$1,020.50	$0.76	.15%
Capital Class	$1,000.00	$1,020.30	$1.01	.20%
Select Class	$1,000.00	$1,020.00	$1.26	.25%
Administrative Class	$1,000.00	$1,019.50	$1.77	.35%
Service Class	$1,000.00	$1,018.70	$2.52	.50%
Premier Class	$1,000.00	$1,018.20	$3.03	.60%

Hypothetical (5% annual return before expenses)**
Institutional Class	$1,000.00	$1,024.50	$0.51	.10%
Cash Management Class	$1,000.00	$1,024.25	$0.76	.15%
Capital Class	$1,000.00	$1,024.00	$1.01	.20%
Select Class	$1,000.00	$1,023.75	$1.26	.25%
Administrative Class	$1,000.00	$1,023.25	$1.77	.35%
Service Class	$1,000.00	$1,022.50	$2.53	.50%
Premier Class	$1,000.00	$1,022.00	$3.03	.60%

GOVERNMENT RESERVES PORTFOLIO

Actual	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During the Period* 10/1/07 - 3/31/08	Expense Ratio
Institutional Class	$1,000.00	$1,020.50	$0.51	.10%
Cash Management Class	$1,000.00	$1,020.20	$0.76	.15%
Capital Class	$1,000.00	$1,019.90	$1.01	.20%
Select Class	$1,000.00	$1,019.70	$1.26	.25%
Administrative Class	$1,000.00	$1,019.20	$1.77	.35%
Service Class	$1,000.00	$1,018.40	$2.52	.50%
Premier Class	$1,000.00	$1,017.90	$3.03	.60%

Hypothetical (5% annual return before expenses)**
Institutional Class	$1,000.00	$1,024.50	$0.51	.10%
Cash Management Class	$1,000.00	$1,024.25	$0.76	.15%
Capital Class	$1,000.00	$1,024.00	$1.01	.20%
Select Class	$1,000.00	$1,023.75	$1.26	.25%
Administrative Class	$1,000.00	$1,023.25	$1.77	.35%
Service Class	$1,000.00	$1,022.50	$2.53	.50%
Premier Class	$1,000.00	$1,022.00	$3.03	.60%

*	For each class of the portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Each portfolio’s expense ratio includes its proportionate share of the expenses of its corresponding master series.

**	Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 366.

TREASURY PORTFOLIO

Actual	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During the Period* 10/1/07 - 3/31/08	Expense Ratio
Institutional Class	$1,000.00	$1,016.90	$0.50	.10%
Cash Management Class	$1,000.00	$1,016.60	$0.76	.15%
Capital Class	$1,000.00	$1,016.40	$1.01	.20%
Select Class	$1,000.00	$1,016.10	$1.26	.25%
Administrative Class	$1,000.00	$1,015.60	$1.76	.35%
Service Class	$1,000.00	$1,014.80	$2.52	.50%
Premier Class	$1,000.00	$1,014.40	$2.92	.58%

Hypothetical (5% annual return before expenses)**
Institutional Class	$1,000.00	$1,024.50	$0.51	.10%
Cash Management Class	$1,000.00	$1,024.25	$0.76	.15%
Capital Class	$1,000.00	$1,024.00	$1.01	.20%
Select Class	$1,000.00	$1,023.75	$1.26	.25%
Administrative Class	$1,000.00	$1,023.25	$1.77	.35%
Service Class	$1,000.00	$1,022.50	$2.53	.50%
Premier Class	$1,000.00	$1,022.10	$2.93	.58%

TAX-EXEMPT PORTFOLIO

Actual	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During the Period* 10/1/07 - 3/31/08	Expense Ratio
Institutional Class	$1,000.00	$1,015.20	$0.76	.15%
Cash Management Class	$1,000.00	$1,015.00	$1.01	.20%
Capital Class	$1,000.00	$1,014.70	$1.26	.25%
Select Class	$1,000.00	$1,014.40	$1.51	.30%
Administrative Class	$1,000.00	$1,013.90	$2.01	.40%
Service Class	$1,000.00	$1,013.20	$2.77	.55%
Premier Class	$1,000.00	$1,012.70	$3.27	.65%

Hypothetical (5% annual return before expenses)**
Institutional Class	$1,000.00	$1,024.25	$0.76	.15%
Cash Management Class	$1,000.00	$1,024.00	$1.01	.20%
Capital Class	$1,000.00	$1,023.75	$1.26	.25%
Select Class	$1,000.00	$1,023.50	$1.52	.30%
Administrative Class	$1,000.00	$1,023.00	$2.02	.40%
Service Class	$1,000.00	$1,022.25	$2.78	.55%
Premier Class	$1,000.00	$1,021.75	$3.29	.65%

*	For each class of the portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Each portfolio’s expense ratio includes its proportionate share of the expenses of its corresponding master series.

**	Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 366.

MUNICIPAL PORTFOLIO

Actual	Beginning Account Value 10/1/07	Ending Account Value 3/31/08	Expenses Paid During the Period* 10/1/07 - 3/31/08	Expense Ratio
Institutional Class	$1,000.00	$1,015.70	$0.76	.15%
Cash Management Class	$1,000.00	$1,015.40	$1.01	.20%
Capital Class	$1,000.00	$1,015.20	$1.26	.25%
Select Class	$1,000.00	$1,014.90	$1.51	.30%
Administrative Class	$1,000.00	$1,014.40	$2.01	.40%
Service Class	$1,000.00	$1,013.70	$2.77	.55%
Premier Class	$1,000.00	$1,013.20	$3.27	.65%

Hypothetical (5% annual return before expenses)**
Institutional Class	$1,000.00	$1,024.25	$0.76	.15%
Cash Management Class	$1,000.00	$1,024.00	$1.01	.20%
Capital Class	$1,000.00	$1,023.75	$1.26	.25%
Select Class	$1,000.00	$1,023.50	$1.52	.30%
Administrative Class	$1,000.00	$1,023.00	$2.02	.40%
Service Class	$1,000.00	$1,022.25	$2.78	.55%
Premier Class	$1,000.00	$1,021.75	$3.29	.65%

*	For each class of the portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Each portfolio’s expense ratio includes its proportionate share of the expenses of its corresponding master series.

**	Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 366.

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Statements of Assets and Liabilities

Institutional Liquidity Funds

(000’s omitted except per share amounts)

	MONEY MARKET PORTFOLIO	PRIME PORTFOLIO	GOVERNMENT PORTFOLIO
	March 31, 2008	March 31, 2008	March 31, 2008
Assets
Investment in corresponding Master Series, at value (Note A)	$28,953	$3,863,870	$1,826,233
Receivable from administrator-net (Note B)	—	224	30

Total Assets	28,953	3,864,094	1,826,263

Liabilities
Dividends payable	17	2,755	420
Payable for Fund shares redeemed	—	—	—
Payable to administrator-net (Note B)	16	—	—
Accrued expenses and other payables	63	169	41

Total Liabilities	96	2,924	461

Net Assets at value	$28,857	$3,861,170	$1,825,802

Net Assets consist of:
Paid-in capital	$28,862	$3,860,939	$1,825,453
Undistributed net investment income (loss)	—	11	—
Distributions in excess of net investment income	—	—	(4)
Accumulated net realized gains (losses) on investment	(5)	220	353

Net Assets at value	$28,857	$3,861,170	$1,825,802

Net Assets
Institutional Class	$22,857	$3,317,187	$1,781,082
Cash Management Class	1,000	92,478	1,000
Capital Class	1,000	1,000	1,000
Select Class	1,000	1,000	6,089
Administrative Class	1,000	22,487	34,631
Service Class	1,000	5,379	1,000
Premier Class	1,000	421,639	1,000

Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	22,862	3,316,986	1,780,743
Cash Management Class	1,000	92,471	1,000
Capital Class	1,000	1,000	1,000
Select Class	1,000	1,000	6,087
Administrative Class	1,000	22,486	34,623
Service Class	1,000	5,379	1,000
Premier Class	1,000	421,618	1,000

Net Asset Value, offering and redemption price per share
Institutional Class	$1.00	$1.00	$1.00
Cash Management Class	1.00	1.00	1.00
Capital Class	1.00	1.00	1.00
Select Class	1.00	1.00	1.00
Administrative Class	1.00	1.00	1.00
Service Class	1.00	1.00	1.00
Premier Class	1.00	1.00	1.00

See Notes to Financial Statements

GOVERNMENT RESERVES PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
March 31, 2008	March 31, 2008	March 31, 2008	March 31, 2008

$894,310	$4,063,157	$435,296	$34,035
55	—	69	99

894,365	4,063,157	435,365	34,134

269	1,196	277	23
—	1,045	—	—
—	84	—	—
56	102	54	60

325	2,427	331	83

$894,040	$4,060,730	$435,034	$34,051

$894,034	$4,060,696	$434,917	$34,041
—	—	—	—
—	(15)	—	—
6	49	117	10

$894,040	$4,060,730	$435,034	$34,051

$888,040	$3,737,010	$390,300	$27,950
1,000	1,000	1,002	1,101
1,000	1,000	1,001	1,000
1,000	1,000	1,000	1,000
1,000	1,000	1,000	1,000
1,000	1,000	1,000	1,000
1,000	318,720	39,731	1,000

888,034	3,736,975	390,195	27,941
1,000	1,000	1,000	1,100
1,000	1,000	1,000	1,000
1,000	1,000	1,000	1,000
1,000	1,000	1,000	1,000
1,000	1,000	1,000	1,000
1,000	318,721	39,722	1,000

$1.00	$1.00	$1.00	$1.00
1.00	1.00	1.00	1.00
1.00	1.00	1.00	1.00
1.00	1.00	1.00	1.00
1.00	1.00	1.00	1.00
1.00	1.00	1.00	1.00
1.00	1.00	1.00	1.00

Statements of Operations

Institutional Liquidity Funds

(000’s omitted)

	MONEY MARKET PORTFOLIO	PRIME PORTFOLIO	GOVERNMENT PORTFOLIO
	For the Year Ended March 31, 2008	For the Year Ended March 31, 2008	For the Year Ended March 31, 2008
Investment Income
Investment income from corresponding Master Series (Note A)	$7,861	$283,129	$40,579
Expenses from corresponding Master Series (Notes A & B)	(154)	(5,491)	(906)

Net investment income from corresponding Master Series	$7,707	$277,638	$39,673

Expenses:
Administration fees (Note B)	159	5,723	952
Distribution fees (Note B):
Service Class	1	4	1
Premier Class	3	834	3
Audit fees	19	9	19
Legal fees	4	173	18
Registration and filing fees	72	151	75
Shareholder reports	25	163	37
Shareholder servicing agent fees (Note B):
Institutional Class	5	110	13
Cash Management Class	1	40	1
Capital Class	1	1	1
Select Class	2	1	9
Administrative Class	2	37	36
Service Class	2	7	2
Premier Class	2	842	3
Trustees’ fees and expenses	6	7	6
Accounting fees	20	20	20
Miscellaneous	1	11	12

Total expenses	325	8,133	1,208
Expenses reimbursed by administrator (Note B)	(146)	(471)	(154)
Expenses waived by administrator (Note B)	(159)	(5,674)	(952)

Total net expenses	20	1,988	102

Net investment income (loss)	$7,687	$275,650	$39,571

Realized and Unrealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Master Series	(5)	226	353

Net increase (decrease) in net assets resulting from operations	$7,682	$275,876	$39,924

See Notes to Financial Statements

GOVERNMENT RESERVES PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
Period from July 9, 2007 (Commencement of Operations) to March 31, 2008	For the Year Ended March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to March 31, 2008

$15,911	$36,146	$4,561	$1,858
(414)	(1,037)	(135)	(65)

$15,497	$35,109	$4,426	$1,793

385	1,075	148	54

1	1	1	1
2	69	18	1
18	10	6	18
20	23	20	20
98	73	95	95
25	40	25	25

20	19	12	10
—	1	3	1
1	1	1	1
1	1	1	1
2	3	1	2
2	3	2	2
2	69	20	2
5	6	4	4
—	20	—	—
—	13	1	2

582	1,427	358	239
(215)	(169)	(151)	(187)
(385)	(1,080)	(75)	(27)

(18)	178	132	25

$15,515	$34,931	$4,294	$1,768

6	49	117	10

$15,521	$34,980	$4,411	$1,778

Statements of Changes in Net Assets

Institutional Liquidity Funds

(000’s omitted)

	MONEY MARKET PORTFOLIO		PRIME PORTFOLIO
	Year Ended March 31, 2008	Period from December 18, 2006 (Commencement of Operations) to March 31, 2007	Year Ended March 31, 2008	Period from December 18, 2006 (Commencement of Operations) to March 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$7,687	$1,492	$275,650	$14,020
Net realized gain (loss) on investments from corresponding Master Series	(5)	—	226	(6)
Net increase (decrease) in net assets resulting from operations	7,682	1,492	275,876	14,014

Distributions to Shareholders From (Note A):
Net investment income
Institutional Class	(7,383)	(1,405)	(257,277)	(13,921)
Cash Management Class	(74)	(15)	(3,444)	(15)
Capital Class	(48)	(15)	(47)	(15)
Select Class	(47)	(15)	(47)	(15)
Administrative Class	(46)	(14)	(642)	(14)
Service Class	(45)	(14)	(118)	(14)
Premier Class	(44)	(14)	(14,064)	(27)
Total distributions to shareholders	(7,687)	(1,492)	(275,639)	(14,021)

From Portfolio Share Transactions (Note D):
Proceeds from shares sold in initial capitalization
Institutional Class	—	—	—	—
Proceeds from shares sold
Institutional Class	4,556,602	818,316	61,663,372	6,998,533
Cash Management Class	94,812	1,000	170,916	1,000
Capital Class	—	1,000	—	1,000
Select Class	—	1,000	—	1,000
Administrative Class	5	1,000	148,981	1,000
Service Class	—	1,000	4,691	1,000
Premier Class	—	1,000	4,374,111	12,304
Proceeds from reinvestment of dividends and distributions
Institutional Class	4,584	1,309	194,579	9,616
Cash Management Class	21	—	3,360	—
Select Class	—	—	—	—
Administrative Class	—	—	582	—
Service Class	—	—	74	—
Premier Class	—	—	12,754	11
Payments for shares redeemed
Institutional Class	(4,697,326)	(660,623)	(60,960,473)	(4,588,641)
Cash Management Class	(94,833)	—	(82,805)	—
Select Class	—	—	—	—
Administrative Class	(5)	—	(128,077)	—
Service Class	—	—	(386)	—
Premier Class	—	—	(3,973,587)	(3,975)
Net increase (decrease) from Portfolio share transactions	(136,140)	165,002	1,428,092	2,432,848
Net Increase (Decrease) in Net Assets	(136,145)	165,002	1,428,329	2,432,841

Net Assets:
Beginning of period	165,002	—	2,432,841	—
End of period	$28,857	$165,002	$3,861,170	$2,432,841
Undistributed net investment income (loss) at end of period	$—	$—	$11	$—
Distributions in excess of net investment income at end of period	$—	$—	$—	$—

See Notes to Financial Statements

GOVERNMENT PORTFOLIO		GOVERNMENT RESERVES PORTFOLIO	TREASURY PORTFOLIO
Year Ended March 31, 2008	Period from December 18, 2006 (Commencement of Operations) to March 31, 2007	Period from July 9, 2007 (Commencement of Operations) to March 31, 2008	Year Ended March 31, 2008	Period from December 18, 2006 (Commencement of Operations) to March 31, 2007

$39,571	$6,556	$15,515	$34,931	$6,750
353	—	6	49	—
39,924	6,556	15,521	34,980	6,750

(38,575)	(6,456)	(15,334)	(34,362)	(6,667)
(54)	(15)	(32)	(41)	(14)
(45)	(15)	(31)	(40)	(15)
(260)	(15)	(31)	(40)	(14)
(557)	(28)	(30)	(39)	(14)
(42)	(14)	(29)	(37)	(13)
(42)	(13)	(28)	(387)	(13)
(39,575)	(6,556)	(15,515)	(34,946)	(6,750)

—	100	—	—	—

11,915,804	3,470,000	4,619,439	11,201,894	3,323,735
4,474	1,000	1,000	—	1,000
—	1,000	1,000	—	1,000
24,015	1,000	1,000	—	1,000
334,462	2,814	1,000	—	1,000
—	1,000	1,000	—	1,000
—	1,000	1,000	454,663	1,000

24,655	214	11,603	18,337	560
—	—	—	—	—
215	—	—	—	—
56	14	—	—	—
—	—	—	—	—
—	—	—	327	—

(10,654,030)	(2,976,000)	(3,743,008)	(7,931,551)	(2,876,000)
(4,474)	—	—	—	—
(19,143)	—	—	—	—
(302,347)	(376)	—	—	—
—	—	—	—	—
—	—	—	(137,269)	—
1,323,687	501,766	894,034	3,606,401	454,295
1,324,036	501,766	894,040	3,606,435	454,295

501,766	—	—	454,295	—
$1,825,802	$501,766	$894,040	$4,060,730	$454,295
$—	$—	$—	$—	$—
$(4)	$—	$—	$(15)	$—

Statements of Changes in Net Assets

Institutional Liquidity Funds

(000’s omitted)

	TAX-EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
	Period from September 10, 2007 (Commencement of Operations) to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to March 31, 2008
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,294	$1,768
Net realized gain (loss) on investments from corresponding Master Series	117	10
Net increase (decrease) in net assets resulting from operations	4,411	1,778

Distributions to Shareholders From (Note A):
Net investment income
Institutional Class	(3,855)	(1,641)
Cash Management Class	(218)	(46)
Capital Class	(17)	(17)
Select Class	(16)	(17)
Administrative Class	(16)	(16)
Service Class	(15)	(16)
Premier Class	(157)	(15)
Total distributions to shareholders	(4,294)	(1,768)

From Portfolio Share Transactions (Note D):
Proceeds from shares sold in initial capitalization
Institutional Class	—	—
Proceeds from shares sold
Institutional Class	1,724,897	430,348
Cash Management Class	251,000	9,400
Capital Class	1,000	1,000
Select Class	1,000	1,000
Administrative Class	1,000	1,000
Service Class	1,000	1,000
Premier Class	119,551	1,000
Proceeds from reinvestment of dividends and distributions
Institutional Class	1,539	1,623
Cash Management Class	—	—
Select Class	—	—
Administrative Class	—	—
Service Class	—	—
Premier Class	129	—
Payments for shares redeemed
Institutional Class	(1,336,241)	(404,030)
Cash Management Class	(250,000)	(8,300)
Select Class	—	—
Administrative Class	—	—
Service Class	—	—
Premier Class	(79,958)	—
Net increase (decrease) from Portfolio share transactions	434,917	34,041
Net Increase (Decrease) in Net Assets	435,034	34,051

Net Assets:
Beginning of period	—	—
End of period	$435,034	$34,051
Undistributed net investment income (loss) at end of period	$—	$—
Distributions in excess of net investment income at end of period	$—	$—

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Funds

Note A—Summary of Significant Accounting Policies:

1	General: Money Market Portfolio (“Money Market”), Prime Portfolio (“Prime”), Government Portfolio (“Government”), Government Reserves Portfolio (“Government Reserves”),Treasury Portfolio (“Treasury”), Tax-Exempt Portfolio (“Tax-Exempt”), and Municipal Portfolio (“Municipal”) (individually a “Portfolio,” collectively, the “Portfolios”), are separate operating series of Lehman Brothers Institutional Liquidity Funds (the “Trust”), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and its shares are registered under the Securities Act of 1933 (the “1933 Act”), as amended. Money Market, Prime, and Treasury had no operations until December 18, 2006, other than matters relating to their organization and registration of shares under the 1933 Act. Government had no operations until December 18, 2006, other than the matters relating to its organization and the sale to Neuberger Berman Management Inc., the Portfolio’s investment manager (“Management”), on December 4, 2006 of 100,000 shares of beneficial interest of the Institutional Class for $100,000 ($1.00 per share). Government Reserves had no operations until July 9, 2007, other than matters relating to its organization and registration of shares under the 1933 Act. Tax-Exempt and Municipal had no operations until September 10, 2007, other than matters relating to their organization and registration of shares under the 1933 Act. Each Portfolio offers Institutional Class shares, Cash Management Class shares, Capital Class shares, Select Class shares, Administrative Class shares, Service Class shares, and Premier Class shares. The Board of Trustees of the Trust (the “Board”) may establish additional series or classes of shares without the approval of shareholders.

The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other series of the Trust.

Each Portfolio seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust (each a “Master Series,” collectively, the “Master Series”) that has an investment objective identical to, and a name similar to, that of each respective Portfolio. Money Market invests in Money Market Master Series, Prime invests in Prime Master Series, Government invests in Government Master Series, Government Reserves invests in Government Reserves Master Series (commencement of operations July 9, 2007), Treasury invests in Treasury Master Series, Tax-Exempt invests in Tax-Exempt Master Series (commencement of operations September 10, 2007), and Municipal invests in Municipal Master Series (commencement of operations September 10, 2007). The value of each Portfolio’s investment in its corresponding Master Series reflects the Portfolio’s proportionate interest in the net assets of its corresponding Master Series (0.94% for Money Market, 44.00% for Prime, 79.75% for Government, 100.00% for Government Reserves, 100.00% for Treasury, 17.62% for Tax-Exempt, and 8.62% for Municipal, at March 31, 2008). The performance of each Portfolio is directly affected by the performance of its corresponding Master Series. The financial statements of the Master Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios’ financial statements.

It is the policy of the Portfolios to maintain a continuous net asset value per share of $1.00; the Portfolios have adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Portfolios will be able to maintain a stable net asset value per share. Each of these Portfolios complies with Rule 2a-7 of the 1940 Act.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Each Portfolio records its investment in its corresponding Master Series at value. Investment securities held by the corresponding Master Series are valued as indicated in the notes following the Master Series’ Schedules of Investments.

3	Income tax information: The Portfolios are treated as separate entities for U.S. federal income tax purposes. It is the policy of each of Money Market, Prime, Government, and Treasury to continue to qualify (and the intention of each of Government Reserves, Tax-Exempt, and Municipal to qualify) as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

In accordance with Securities and Exchange Commission guidance, the Portfolios implemented the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on September 30, 2007. The Portfolios have reviewed the tax positions for the open tax years as of March 31, 2008 and have determined that the implementation of FIN 48 did not have a material impact on the Portfolios’ financial statements.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Master Series, timing differences and differing characterization of distributions made by each Portfolio as a whole.

As determined on March 31, 2008, permanent differences resulting from different book and tax accounting for distribution redesignations and non-deductible12b-1 fees were reclassified at fiscal year-end. These reclassifications had no effect on net income, net asset value or net asset value per share of each Portfolio.

The tax character of distributions paid during the year ended March 31, 2008 and the period ended March 31, 2007 was as follows:

	Distributions Paid From:
	Ordinary Income		Tax-Exempt Income		Total
	2008	2007	2008	2007	2008	2007
Money Market	$7,686,881	$1,492,525	$—	$—	$7,686,881	$1,492,525
Prime	275,639,478	14,021,217	—	—	275,639,478	14,021,217
Government	39,574,807	6,555,363	—	—	39,574,807	6,555,363
Government Reserves	15,514,891	—	—	—	15,514,891	—
Treasury	34,945,791	6,750,442	—	—	34,945,791	6,750,442
Tax-Exempt	—	—	4,293,464	—	4,293,464	—
Municipal	—	—	1,767,709	—	1,767,709	—

As of March 31, 2008, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Loss Carryforwards and Deferrals	Undistributed Tax-Exempt Income	Undistributed Long-Term Gain	Total
Money Market	$18,263	$(4,904)	$—	$—	$13,359
Prime	2,985,509	—	—	—	2,985,509
Government	770,290	—	—	—	770,290
Government Reserves	276,148	—	—	—	276,148
Treasury	1,232,317	(535)	—	—	1,231,782
Tax-Exempt	109,938	—	278,542	7,467	395,947
Municipal	10,936	(552)	24,378	—	34,762

The difference between book basis and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, non-deductible 12b-1 fees, and post October loss deferrals.

To the extent each Portfolio’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Portfolio not to distribute such gains. As determined on March 31, 2008, the Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Expiring in:
2016
Money Market	$4,893
Prime	—
Government	—
Government Reserves	—
Treasury	—
Tax-Exempt	—
Municipal	—

Under current tax law, certain net capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2008, the Portfolios elected to defer the following net capital losses arising between November 1, 2007 and March 31, 2008:

Money Market	$11
Prime	—
Government	—
Government Reserves	—
Treasury	535
Tax-Exempt	—
Municipal	552

4	Distributions to shareholders: Each Portfolio earns income, net of expenses, daily on its investment in its corresponding Master Series. It is the policy of each Portfolio to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5	Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

Each Portfolio bears its proportionate share of its corresponding Master Series’ expenses. Each Portfolio’s expenses (other than those allocated to a class of the Portfolio) are allocated proportionally each day among the classes based on the relative net assets of each class. Expenses attributable to a specific class are allocated to that class.

6	Organization expenses: Costs incurred by certain Portfolios in connection with their organization, which amounted to approximately $26,456, $12,766 and $28,731 for Government Reserves, Tax-Exempt, and Municipal, respectively, have been borne by Management.

7	Other: All net investment income and realized and unrealized capital gains and losses of a Master Series are allocated pro rata among its respective Portfolio and any other investors in the Master Series (including any other investment companies), if any.

8	Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

Each Portfolio retains Management as its administrator under an Administration Agreement. Each Portfolio pays Management an administration fee at the annual rate of 0.10% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company (“State Street”) as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Portfolio (except Tax-Exempt and Municipal) indirectly pays for investment management services through its investment in its corresponding Master Series at the annual rate of 0.08% of average daily net assets. Tax-Exempt and Municipal indirectly pay for investment management services through its investment in its corresponding Master Series at the annual rate of 0.25% of the first $500 million of that Master Series’ average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. As a result of a waiver at the Master Series level, Tax-Exempt and Municipal indirectly received a management fee waiver so that the management fee was 0.08% of its average daily net assets, resulting in a reduction of expenses from the corresponding Master Series of $172,033 and $89,117 for Tax-Exempt and Municipal, respectively (see Note B of Notes to Financial Statements of the Master Series).

For the Service and Premier Class of each Portfolio, Management acts as agent in arranging for the sale of class shares without commission and bears advertising and promotion expenses. The Board has adopted distribution plans (each a “Plan”, collectively, the “Plans”) with respect to these classes, pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, Management’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, Management receives from each of these classes a fee at the annual rate of 0.15% of such Service Class’ and 0.25% of such Premier Class’ average daily net assets. Management receives this amount to provide distribution and shareholder servicing for those classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year maybe more or less than the cost of distribution and other services provided to that class. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.

The Trust, on behalf of each Portfolio, has entered into a Shareholder Servicing Agreement with Management with respect to the Cash Management, Capital, Select, Administrative, Service and Premier Class of each Portfolio (“Shareholder Servicing Agreement”). Pursuant to the Shareholder Servicing Agreement, Management provides to the shareholders and beneficial owners of the Cash Management, Capital, Select, Administrative, Service and Premier Class varying levels of shareholder services, some or all of which may be provided by banks, trust companies or other institutions that provide such shareholder services to their accounts (“Accounts”) and their account holders and which have entered into a service agreement with Management (each, a “Service Organization”). Management may compensate a Service Organization for the shareholder services it provides to Accounts and account holders pursuant to such service agreement. The Shareholder Servicing Agreement requires each of the Cash Management, Capital, Select, Administrative, Service and Premier Class to compensate Management for the shareholder services provided to that Class. For the shareholder services provided pursuant to the Shareholder Servicing Agreement, Management receives from the Cash Management, Capital, Select, Administrative, Service and Premier Class of each Portfolio a fee at the annual rate of 0.05%, 0.10%, 0.15%, 0.25%, 0.25%, 0.25%, respectively, of such Class’ average daily net assets.

Management has contractually undertaken to forgo current payment of fees and/or reimburse each respective class of each Portfolio for its operating expenses plus its pro rata portion of its corresponding Master Series’ operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) (“Operating Expenses”) which exceed the expense limitations as detailed in the following table:

	Contractual Expense Limitation(1)	Expiration	Contractual Reimbursement/ Waiver of Fees from Management for the Year Ended March 31, 2008(3)	Voluntary Reimbursement from Management for the Year Ended March 31, 2008(2)
Money Market Institutional Class	0.20%	3/31/10	$141,143	$152,500
Money Market Cash Management Class	0.25%	3/31/10	1,195	1,472
Money Market Capital Class	0.30%	3/31/10	639	1,000
Money Market Select Class	0.35%	3/31/10	639	1,000
Money Market Administrative Class	0.45%	3/31/10	639	1,000
Money Market Service Class	0.60%	3/31/10	639	1,000
Money Market Premier Class	0.70%	3/31/10	639	1,000

Prime Institutional Class	0.20%	3/31/10	370,000	5,295,389
Prime Cash Management Class	0.25%	3/31/10	9,226	75,068
Prime Capital Class	0.30%	3/31/10	105	1,000
Prime Select Class	0.35%	3/31/10	105	1,000
Prime Administrative Class	0.45%	3/31/10	2,171	14,511
Prime Service Class	0.60%	3/31/10	556	2,907
Prime Premier Class	0.70%	3/31/10	42,110	331,190

Government Institutional Class	0.20%	3/31/10	149,046	927,685
Government Cash Management Class	0.25%	3/31/10	312	1,203
Government Capital Class	0.30%	3/31/10	291	1,000
Government Select Class	0.35%	3/31/10	1,291	6,083
Government Administrative Class	0.45%	3/31/10	2,053	14,228
Government Service Class	0.60%	3/31/10	291	1,000
Government Premier Class	0.70%	3/31/10	291	1,000

Government Reserves Institutional Class	0.20%	3/31/10	211,144	381,021
Government Reserves Cash Management Class	0.25%	3/31/10	569	732
Government Reserves Capital Class	0.30%	3/31/10	569	732
Government Reserves Select Class	0.35%	3/31/10	569	732
Government Reserves Administrative Class	0.45%	3/31/10	569	732
Government Reserves Service Class	0.60%	3/31/10	569	732
Government Reserves Premier Class	0.70%	3/31/10	569	732

	Contractual Expense Limitation(1)	Expiration	Contractual Reimbursement/ Waiver of Fees from Management for the Year Ended March 31, 2008(3)	Voluntary Reimbursement from Management for the Year Ended March 31, 2008(2)
Treasury Institutional Class	0.20%	3/31/10	$166,607	$1,042,895
Treasury Cash Management Class	0.25%	3/31/10	490	1,000
Treasury Capital Class	0.30%	3/31/10	490	1,000
Treasury Select Class	0.35%	3/31/10	490	1,000
Treasury Administrative Class	0.45%	3/31/10	490	1,000
Treasury Service Class	0.60%	3/31/10	490	1,007	(4)
Treasury Premier Class	0.70%	3/31/10	—	32,071	(4)

Tax-Exempt Institutional Class	0.20%	3/31/10	133,796	66,335
Tax-Exempt Cash Management Class	0.25%	3/31/10	3,249	3,522
Tax-Exempt Capital Class	0.30%	3/31/10	958	284
Tax-Exempt Select Class	0.35%	3/31/10	958	284
Tax-Exempt Administrative Class	0.45%	3/31/10	956	286
Tax-Exempt Service Class	0.60%	3/31/10	954	288
Tax-Exempt Premier Class	0.70%	3/31/10	10,462	3,774

Municipal Institutional Class	0.20%	3/31/10	159,496	25,209
Municipal Cash Management Class	0.25%	3/31/10	7,019	854
Municipal Capital Class	0.30%	3/31/10	4,030	284
Municipal Select Class	0.35%	3/31/10	4,030	284
Municipal Administrative Class	0.45%	3/31/10	4,029	286
Municipal Service Class	0.60%	3/31/10	4,027	288
Municipal Premier Class	0.70%	3/31/10	4,025	289

(1)	Expense limitation per annum of the respective class’ average daily net assets.

(2)	In addition to the contractual limitations listed above, Management has voluntarily reimbursed each class of Money Market, Prime, Government, Government Reserves, and Treasury an additional 0.10% per annum of the class’ average daily net assets. Management has voluntarily reimbursed each class of Tax-Exempt and Municipal an additional 0.05% per annum of the class’ average daily net assets.

(3)	Period from July 9, 2007 (Commencement of Operations) to March 31, 2008 for Government Reserves. Period from September 10, 2007 (Commencement of Operations) to March 31, 2008 for Tax-Exempt and Municipal.

(4)	In addition to the contractual and voluntary limitations previously listed, Management also voluntarily reimbursed the Premier Class of Treasury Portfolio an additional 0.10%, 0.16%, 0.06% and 0.11% of the class’ net assets on March 19, 2008, March 20, 2008, March 24, 2008 and March 26, 2008, respectively. In addition, Management voluntarily reimbursed the Service Class of Treasury Portfolio 0.06% and 0.01% of the class’ net assets on March 20, 2008 and March 26, 2008, respectively.

Each class of each Portfolio has agreed to repay Management for fees and expenses forgone and/or its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation and the repayments are made within three years after the year in which Management issued the reimbursement or waived fees.

During the year ended March 31, 2008, there was no repayment to Management under this agreement. At March 31, 2008, contingent liabilities to Management under the agreement were as follows:

	Expiring in:
	2010	2011	Total
Money Market Institutional Class	$137,243	$141,143	$278,386
Money Market Cash Management Class	4,787	1,195	5,982
Money Market Capital Class	4,787	639	5,426
Money Market Select Class	4,787	639	5,426
Money Market Administrative Class	4,787	639	5,426
Money Market Service Class	4,787	639	5,426
Money Market Premier Class	4,787	639	5,426

Prime Institutional Class	165,552	370,000	535,552
Prime Cash Management Class	885	9,226	10,111
Prime Capital Class	885	105	990
Prime Select Class	885	105	990
Prime Administrative Class	885	2,171	3,056
Prime Service Class	885	556	1,441
Prime Premier Class	1,102	42,110	43,212

Government Institutional Class	87,201	149,046	236,247
Government Cash Management Class	321	312	633
Government Capital Class	321	291	612
Government Select Class	321	1,291	1,612
Government Administrative Class	482	2,053	2,535
Government Service Class	321	291	612
Government Premier Class	321	291	612

Government Reserves Institutional Class	—	211,144	211,144
Government Reserves Cash Management Class	—	569	569
Government Reserves Capital Class	—	569	569
Government Reserves Select Class	—	569	569
Government Reserves Administrative Class	—	569	569
Government Reserves Service Class	—	569	569
Government Reserves Premier Class	—	569	569

Treasury Institutional Class	188,154	166,607	354,761
Treasury Cash Management Class	529	490	1,019
Treasury Capital Class	529	490	1,019
Treasury Select Class	529	490	1,019
Treasury Administrative Class	529	490	1,019
Treasury Service Class	529	490	1,019
Treasury Premier Class	529	—	529

Tax-Exempt Institutional Class	—	133,796	133,796
Tax-Exempt Cash Management Class	—	3,249	3,249
Tax-Exempt Capital Class	—	958	958
Tax-Exempt Select Class	—	958	958
Tax-Exempt Administrative Class	—	956	956
Tax-Exempt Service Class	—	954	954
Tax-Exempt Premier Class	—	10,462	10,462

	Expiring in:
	2010	2011	Total
Municipal Institutional Class	$—	$159,496	$159,496
Municipal Cash Management Class	—	7,019	7,019
Municipal Capital Class	—	4,030	4,030
Municipal Select Class	—	4,030	4,030
Municipal Administrative Class	—	4,029	4,029
Municipal Service Class	—	4,027	4,027
Municipal Premier Class	—	4,025	4,025

Management and Lehman Brothers Asset Management LLC (“LBAM”), sub-adviser to each Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

Each Portfolio also has a distribution agreement with Management with respect to each class of shares. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Portfolio, but receives fees from the Premier Class and Service Class under their Plans, as described above.

Each Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2008, the impact of this arrangement was a reduction of expenses of $674, $60,906, $19,183, $1,291, $128,742, $33,555 and $15,899 for Money Market, Prime, Government, Government Reserves, Treasury, Tax-Exempt, and Municipal, respectively.

Note C—Investment Transactions:

During the year ended March 31, 2008, contributions and withdrawals in each Portfolio’s investment in its corresponding Master Series were as follows:

(000’s omitted)	Contributions	Withdrawals
Money Market	$4,189,382	$4,333,173
Prime	33,768,222	32,616,948
Government	6,470,076	5,187,718
Government Reserves(1)	1,991,015	1,112,210
Treasury	5,904,575	2,332,818
Tax-Exempt(2)	1,677,309	1,246,537
Municipal(2)	403,117	370,886

(1)	Period from July 9, 2007 (Commencement of Operations) to March 31, 2008.

(2)	Period from September 10, 2007 (Commencement of Operations) to March 31, 2008.

Note D—Portfolio Share Transactions:

Share activity at $1.00 per share for the year ended March 31, 2008 and the period ended March 31, 2007 was as follows:

	For the Year Ended March 31, 2008					For the Period Ended March 31, 2007
(000’s omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Initial Capitalization	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Money Market:
Institutional Class	4,556,602	4,584	(4,697,326)	(136,140)	—	818,316	1,309	(660,623)	159,002
Cash Management Class	94,812	21	(94,833)	—	—	1,000	—	—	1,000
Capital Class	—	—	—	—	—	1,000	—	—	1,000
Select Class	—	—	—	—	—	1,000	—	—	1,000
Administrative Class	5	—	(5)	—	—	1,000	—	—	1,000
Service Class	—	—	—	—	—	1,000	—	—	1,000
Premier Class	—	—	—	—	—	1,000	—	—	1,000
Prime:
Institutional Class	61,663,372	194,579	(60,960,473)	897,478	—	6,998,533	9,616	(4,588,641)	2,419,508
Cash Management Class	170,916	3,360	(82,805)	91,471	—	1,000	—	—	1,000
Capital Class	—	—	—	—	—	1,000	—	—	1,000
Select Class	—	—	—	—	—	1,000	—	—	1,000
Administrative Class	148,981	582	(128,077)	21,486	—	1,000	—	—	1,000
Service Class	4,691	74	(386)	4,379	—	1,000	—	—	1,000
Premier Class	4,374,111	12,754	(3,973,587)	413,278	—	12,304	11	(3,975)	8,340
Government:
Institutional Class	11,915,804	24,655	(10,654,030)	1,286,429	100	3,470,000	214	(2,976,000)	494,314
Cash Management Class	4,474	—	(4,474)	—	—	1,000	—	—	1,000
Capital Class	—	—	—	—	—	1,000	—	—	1,000
Select Class	24,015	215	(19,143)	5,087	—	1,000	—	—	1,000
Administrative Class	334,462	56	(302,347)	32,171	—	2,814	14	(376)	2,452
Service Class	—	—	—	—	—	1,000	—	—	1,000
Premier Class	—	—	—	—	—	1,000	—	—	1,000
Government Reserves(1):
Institutional Class	4,619,439	11,603	(3,743,008)	888,034	—	—	—	—	—
Cash Management Class	1,000	—	—	1,000	—	—	—	—	—
Capital Class	1,000	—	—	1,000	—	—	—	—	—
Select Class	1,000	—	—	1,000	—	—	—	—	—
Administrative Class	1,000	—	—	1,000	—	—	—	—	—

	For the Year Ended March 31, 2008					For the Period Ended March 31, 2007
(000’s omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Initial Capitalization	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Service Class	1,000	—	—	1,000	—	—	—	—	—
Premier Class	1,000	—	—	1,000	—	—	—	—	—
Treasury:
Institutional Class	11,201,894	18,337	(7,931,551)	3,288,680	—	3,323,735	560	(2,876,000)	448,295
Cash Management Class	—	—	—	—	—	1,000	—	—	1,000
Capital Class	—	—	—	—	—	1,000	—	—	1,000
Select Class	—	—	—	—	—	1,000	—	—	1,000
Administrative Class	—	—	—	—	—	1,000	—	—	1,000
Service Class	—	—	—	—	—	1,000	—	—	1,000
Premier Class	454,663	327	(137,269)	317,721	—	1,000	—	—	1,000
Tax-Exempt(2):
Institutional Class	1,724,897	1,539	(1,336,241)	390,195	—	—	—	—	—
Cash Management Class	251,000	—	(250,000)	1,000	—	—	—	—	—
Capital Class	1,000	—	—	1,000	—	—	—	—	—
Select Class	1,000	—	—	1,000	—	—	—	—	—
Administrative Class	1,000	—	—	1,000	—	—	—	—	—
Service Class	1,000	—	—	1,000	—	—	—	—	—
Premier Class	119,551	129	(79,958)	39,722	—	—	—	—	—
Municipal(2):
Institutional Class	430,348	1,623	(404,030)	27,941	—	—	—	—	—
Cash Management Class	9,400	—	(8,300)	1,100	—	—	—	—	—
Capital Class	1,000	—	—	1,000	—	—	—	—	—
Select Class	1,000	—	—	1,000	—	—	—	—	—
Administrative Class	1,000	—	—	1,000	—	—	—	—	—
Service Class	1,000	—	—	1,000	—	—	—	—	—
Premier Class	1,000	—	—	1,000	—	—	—	—	—

(1)	Period from July 9, 2007 (Commencement of Operations) to March 31, 2008.

(2)	Period from September 10, 2007 (Commencement of Operations) to March 31, 2008.

Note E—Recent Accounting Pronouncement:

In September 2006, Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Portfolios’ financial position or results of operations.

Financial Highlights

Money Market Portfolio†

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series’ Financial Statements and notes thereto.

Institutional Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0488	.0152
Net Gains or Losses on Securities	(.0002)	(.0000)
Total From Investment Operations	.0486	.0152

Less Distributions From:
Net Investment Income	(.0488)	(.0152)
Total Distributions	(.0488)	(.0152)
Net Asset Value, End of Period	$0.9998	$1.0000
Total Return††	+4.99%	+1.53	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$22.9	$159.0
Ratio of Gross Expenses to Average Net Assets#	.10%	.10	%*
Ratio of Net Expenses to Average Net Assets‡	.10%	.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.84%	5.26	%*

See Notes to Financial Highlights

Cash Management Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0483	.0150
Net Gains or Losses on Securities	(.0000)	(.0000)
Total From Investment Operations	.0483	.0150

Less Distributions From:
Net Investment Income	(.0483)	(.0150)
Total Distributions	(.0483)	(.0150)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+4.94%	+1.51	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.15%	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.15%	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.99%	5.21	%*

Capital Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0478	.0149
Net Gains or Losses on Securities	(.0000)	(.0000)
Total From Investment Operations	.0478	.0149

Less Distributions From:
Net Investment Income	(.0478)	(.0149)
Total Distributions	(.0478)	(.0149)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+4.89%	+1.50	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.20%	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.20%	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.78%	5.16	%*

See Notes to Financial Highlights

Select Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0473	.0148
Net Gains or Losses on Securities	(.0000)	(.0000)
Total From Investment Operations	.0473	.0148

Less Distributions From:
Net Investment Income	(.0473)	(.0148)
Total Distributions	(.0473)	(.0148)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+4.84%	+1.48	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.25%	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.25%	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.73%	5.12	%*

Administrative Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0463	.0145
Net Gains or Losses on Securities	(.0000)	(.0000)
Total From Investment Operations	.0463	.0145

Less Distributions From:
Net Investment Income	(.0463)	(.0145)
Total Distributions	(.0463)	(.0145)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+4.73%	+1.45	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.35%	.35	%*
Ratio of Net Expenses to Average Net Assets‡	.35%	.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.63%	5.02	%*

See Notes to Financial Highlights

Service Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0448	.0140
Net Gains or Losses on Securities	(.0000)	(.0000)
Total From Investment Operations	.0448	.0140

Less Distributions From:
Net Investment Income	(.0448)	(.0140)
Total Distributions	(.0448)	(.0140)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+4.58%	+1.41	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.50%	.50	%*
Ratio of Net Expenses to Average Net Assets‡	.50%	.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.48%	4.87	%*

Premier Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0438	.0138
Net Gains or Losses on Securities	(.0000)	(.0000)
Total From Investment Operations	.0438	.0138

Less Distributions From:
Net Investment Income	(.0438)	(.0138)
Total Distributions	(.0438)	(.0138)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+4.47%	+1.38	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.60%	.60	%*
Ratio of Net Expenses to Average Net Assets‡	.60%	.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.38%	4.77	%*

See Notes to Financial Highlights

Financial Highlights

Prime Portfolio†

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series’ Financial Statements and notes thereto.

Institutional Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0485	.0151
Net Gains or Losses on Securities	.0001	(.0000)
Total From Investment Operations	.0486	.0151

Less Distributions From:
Net Investment Income	(.0485)	(.0151)
Total Distributions	(.0485)	(.0151)
Net Asset Value, End of Period	$1.0001	$1.0000
Total Return††	+4.95%	+1.52	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$3,317.2	$2,419.5
Ratio of Gross Expenses to Average Net Assets#	.10%	.10	%*
Ratio of Net Expenses to Average Net Assets‡	.10%	.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.86%	5.25	%*

See Notes to Financial Highlights

Cash Management Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0480	.0150
Net Gains or Losses on Securities	.0001	(.0000)
Total From Investment Operations	.0481	.0150

Less Distributions From:
Net Investment Income	(.0480)	(.0150)
Total Distributions	(.0480)	(.0150)
Net Asset Value, End of Period	$1.0001	$1.0000
Total Return††	+4.90%	+1.51	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$92.5	$1.0
Ratio of Gross Expenses to Average Net Assets#	.15%	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.15%	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.59%	5.20	%*

Capital Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0475	.0149
Net Gains or Losses on Securities	.0000	(.0000)
Total From Investment Operations	.0475	.0149

Less Distributions From:
Net Investment Income	(.0475)	(.0149)
Total Distributions	(.0475)	(.0149)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+4.85%	+1.49	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.20%	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.20%	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.75%	5.15	%*

See Notes to Financial Highlights

Select Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0470	.0147
Net Gains or Losses on Securities	.0000	(.0000)
Total From Investment Operations	.0470	.0147

Less Distributions From:
Net Investment Income	(.0470)	(.0147)
Total Distributions	(.0470)	(.0147)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+4.80%	+1.48	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.25%	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.25%	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.70%	5.10	%*

Administrative Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0460	.0144
Net Gains or Losses on Securities	.0001	(.0000)
Total From Investment Operations	.0461	.0144

Less Distributions From:
Net Investment Income	(.0460)	(.0144)
Total Distributions	(.0460)	(.0144)
Net Asset Value, End of Period	$1.0001	$1.0000
Total Return††	+4.69%	+1.45	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$22.5	$1.0
Ratio of Gross Expenses to Average Net Assets#	.35%	.35	%*
Ratio of Net Expenses to Average Net Assets‡	.35%	.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.42%	5.00	%*

See Notes to Financial Highlights

Service Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0445	.0140
Net Gains or Losses on Securities	.0001	(.0000)
Total From Investment Operations	.0446	.0140

Less Distributions From:
Net Investment Income	(.0445)	(.0140)
Total Distributions	(.0445)	(.0140)
Net Asset Value, End of Period	$1.0001	$1.0000
Total Return††	+4.54%	+1.41	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$5.4	$1.0
Ratio of Gross Expenses to Average Net Assets#	.50%	.50	%*
Ratio of Net Expenses to Average Net Assets‡	.50%	.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.07%	4.85	%*

Premier Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0435	.0137
Net Gains or Losses on Securities	.0000	(.0000)
Total From Investment Operations	.0435	.0137

Less Distributions From:
Net Investment Income	(.0435)	(.0137)
Total Distributions	(.0435)	(.0137)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+4.43%	+1.38	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$421.6	$8.3
Ratio of Gross Expenses to Average Net Assets#	.60%	.60	%*
Ratio of Net Expenses to Average Net Assets‡	.60%	.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.22%	4.75	%*

See Notes to Financial Highlights

Financial Highlights

Government Portfolio†

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series’ Financial Statements and notes thereto.

Institutional Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0463	.0149
Net Gains or Losses on Securities	.0002	—
Total From Investment Operations	.0465	.0149

Less Distributions From:
Net Investment Income	(.0463)	(.0149)
Total Distributions	(.0463)	(.0149)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+4.73%	+1.50	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1,781.1	$494.3
Ratio of Gross Expenses to Average Net Assets#	.10%	.10	%*
Ratio of Net Expenses to Average Net Assets‡	.10%	.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.16%	5.19	%*

See Notes to Financial Highlights

Cash Management Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0458	.0148
Net Gains or Losses on Securities	.0002	—
Total From Investment Operations	.0460	.0148

Less Distributions From:
Net Investment Income	(.0458)	(.0148)
Total Distributions	(.0458)	(.0148)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+4.67%	+1.49	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.15%	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.15%	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.52%	5.13	%*

Capital Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0453	.0147
Net Gains or Losses on Securities	.0002	—
Total From Investment Operations	.0455	.0147

Less Distributions From:
Net Investment Income	(.0453)	(.0147)
Total Distributions	(.0453)	(.0147)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+4.62%	+1.47	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.20%	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.20%	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.53%	5.08	%*

See Notes to Financial Highlights

Select Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0448	.0145
Net Gains or Losses on Securities	.0002	—
Total From Investment Operations	.0450	.0145

Less Distributions From:
Net Investment Income	(.0448)	(.0145)
Total Distributions	(.0448)	(.0145)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+4.57%	+1.46	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$6.1	$1.0
Ratio of Gross Expenses to Average Net Assets#	.25%	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.25%	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.27%	5.03	%*

Administrative Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0438	.0142
Net Gains or Losses on Securities	.0002	—
Total From Investment Operations	.0440	.0142

Less Distributions From:
Net Investment Income	(.0438)	(.0142)
Total Distributions	(.0438)	(.0142)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+4.47%	+1.43	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$34.6	$2.5
Ratio of Gross Expenses to Average Net Assets#	.35%	.35	%*
Ratio of Net Expenses to Average Net Assets‡	.35%	.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.91%	4.94	%*

See Notes to Financial Highlights

Service Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0423	.0138
Net Gains or Losses on Securities	.0002	—
Total From Investment Operations	.0425	.0138

Less Distributions From:
Net Investment Income	(.0423)	(.0138)
Total Distributions	(.0423)	(.0138)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+4.31%	+1.39	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.50%	.50	%*
Ratio of Net Expenses to Average Net Assets‡	.50%	.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.23%	4.78	%*

Premier Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0413	.0135
Net Gains or Losses on Securities	.0002	—
Total From Investment Operations	.0415	.0135

Less Distributions From:
Net Investment Income	(.0413)	(.0135)
Total Distributions	(.0413)	(.0135)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+4.21%	+1.36	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.60%	.60	%*
Ratio of Net Expenses to Average Net Assets‡	.60%	.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.13%	4.68	%*

See Notes to Financial Highlights

Financial Highlights

Government Reserves Portfolio†

The following tables include selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series’ Financial Statements and notes thereto.

Institutional Class

	Period from July 9, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0319
Net Gains or Losses on Securities	.0000
Total From Investment Operations	.0319

Less Distributions From:
Net Investment Income	(.0319)
Total Distributions	(.0319)
Net Asset Value, End of Period	$1.0000
Total Return††	+3.23	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$888.0
Ratio of Gross Expenses to Average Net Assets#	.10	%*
Ratio of Net Expenses to Average Net Assets‡	.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.02	%*

See Notes to Financial Highlights

Cash Management Class

	Period from July 9, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0315
Net Gains or Losses on Securities	.0000
Total From Investment Operations	.0315

Less Distributions From:
Net Investment Income	(.0315)
Total Distributions	(.0315)
Net Asset Value, End of Period	$1.0000
Total Return††	+3.20	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.31	%*

Capital Class

	Period from July 9, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0312
Net Gains or Losses on Securities	.0000
Total From Investment Operations	.0312

Less Distributions From:
Net Investment Income	(.0312)
Total Distributions	(.0312)
Net Asset Value, End of Period	$1.0000
Total Return††	+3.16	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.26	%*

See Notes to Financial Highlights

Select Class

	Period from July 9, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0308
Net Gains or Losses on Securities	.0000
Total From Investment Operations	.0308

Less Distributions From:
Net Investment Income	(.0308)
Total Distributions	(.0308)
Net Asset Value, End of Period	$1.0000
Total Return††	+3.12	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.21	%*

Administrative Class

	Period from July 9, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0301
Net Gains or Losses on Securities	.0000
Total From Investment Operations	.0301

Less Distributions From:
Net Investment Income	(.0301)
Total Distributions	(.0301)
Net Asset Value, End of Period	$1.0000
Total Return††	+3.05	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.35	%*
Ratio of Net Expenses to Average Net Assets‡	.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.11	%*

See Notes to Financial Highlights

Service Class

	Period from July 9, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0290
Net Gains or Losses on Securities	.0000
Total From Investment Operations	.0290

Less Distributions From:
Net Investment Income	(.0290)
Total Distributions	(.0290)
Net Asset Value, End of Period	$1.0000
Total Return††	+2.93	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.50	%*
Ratio of Net Expenses to Average Net Assets‡	.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.96	%*

Premier Class

	Period from July 9, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0282
Net Gains or Losses on Securities	.0000
Total From Investment Operations	.0282

Less Distributions From:
Net Investment Income	(.0282)
Total Distributions	(.0282)
Net Asset Value, End of Period	$1.0000
Total Return††	+2.86	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.60	%*
Ratio of Net Expenses to Average Net Assets‡	.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.86	%*

See Notes to Financial Highlights

Financial Highlights

Treasury Portfolio†

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series’ Financial Statements and notes thereto.

Institutional Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0412	.0146
Net Gains or Losses on Securities	.0000	.0000
Total From Investment Operations	.0412	.0146

Less Distributions From:
Net Investment Income	(.0412)	(.0146)
Total Distributions	(.0412)	(.0146)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+4.20%	+1.47	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$3,737.0	$448.3
Ratio of Gross Expenses to Average Net Assets#	.10%	.10	%*
Ratio of Net Expenses to Average Net Assets‡	.10%	.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.29%	5.08	%*

See Notes to Financial Highlights

Cash Management Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0407	.0144
Net Gains or Losses on Securities	.0002	.0000
Total From Investment Operations	.0409	.0144

Less Distributions From:
Net Investment Income	(.0407)	(.0144)
Total Distributions	(.0407)	(.0144)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+4.15%	+1.45	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.15%	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.15%	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.07%	5.00	%*

Capital Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0402	.0143
Net Gains or Losses on Securities	.0002	.0000
Total From Investment Operations	.0404	.0143

Less Distributions From:
Net Investment Income	(.0402)	(.0143)
Total Distributions	(.0402)	(.0143)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+4.10%	+1.44	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.20%	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.20%	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	4.02%	4.95	%*

See Notes to Financial Highlights

Select Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0397	.0141
Net Gains or Losses on Securities	.0002	.0000
Total From Investment Operations	.0399	.0141

Less Distributions From:
Net Investment Income	(.0397)	(.0141)
Total Distributions	(.0397)	(.0141)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+4.05%	+1.42	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.25%	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.25%	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.97%	4.90	%*

Administrative Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0387	.0139
Net Gains or Losses on Securities	.0002	.0000
Total From Investment Operations	.0389	.0139

Less Distributions From:
Net Investment Income	(.0387)	(.0139)
Total Distributions	(.0387)	(.0139)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+3.94%	+1.39	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.35%	.35	%*
Ratio of Net Expenses to Average Net Assets‡	.35%	.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.87%	4.80	%*

See Notes to Financial Highlights

Service Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0372	.0134
Net Gains or Losses on Securities	.0002	.0000
Total From Investment Operations	.0374	.0134

Less Distributions From:
Net Investment Income	(.0372)	(.0134)
Total Distributions	(.0372)	(.0134)
Net Asset Value, End of Period	$1.0002	$1.0000
Total Return††	+3.79%	+1.35	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.50%	.50	%*
Ratio of Net Expenses to Average Net Assets‡	.50%	.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.72%	4.65	%*

Premier Class

	Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008	2007
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0363	.0131
Net Gains or Losses on Securities	.0000	.0000
Total From Investment Operations	.0363	.0131

Less Distributions From:
Net Investment Income	(.0363)	(.0131)
Total Distributions	(.0363)	(.0131)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+3.69%	+1.32	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$318.7	$1.0
Ratio of Gross Expenses to Average Net Assets#	.57%	.60	%*
Ratio of Net Expenses to Average Net Assets‡	.57%	.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.40%	4.56	%*

See Notes to Financial Highlights

Financial Highlights

Tax-Exempt Portfolio†

The following tables include selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series’ Financial Statements and notes thereto.

Institutional Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0172
Net Gains or Losses on Securities	.0003
Total From Investment Operations	.0175

Less Distributions From:
Net Investment Income	(.0172)
Total Distributions	(.0172)
Net Asset Value, End of Period	$1.0003
Total Return††	+1.73	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$390.3
Ratio of Gross Expenses to Average Net Assets#	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.93	%*

See Notes to Financial Highlights

Cash Management Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0170
Net Gains or Losses on Securities	.0023
Total From Investment Operations	.0193

Less Distributions From:
Net Investment Income	(.0170)
Total Distributions	(.0170)
Net Asset Value, End of Period	$1.0023
Total Return††	+1.71	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.19	%*

Capital Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0167
Net Gains or Losses on Securities	.0003
Total From Investment Operations	.0170

Less Distributions From:
Net Investment Income	(.0167)
Total Distributions	(.0167)
Net Asset Value, End of Period	$1.0003
Total Return††	+1.68	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.98	%*

See Notes to Financial Highlights

Select Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0164
Net Gains or Losses on Securities	.0003
Total From Investment Operations	.0167

Less Distributions From:
Net Investment Income	(.0164)
Total Distributions	(.0164)
Net Asset Value, End of Period	$1.0003
Total Return††	+1.65	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.30	%*
Ratio of Net Expenses to Average Net Assets‡	.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.93	%*

Administrative Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0158
Net Gains or Losses on Securities	.0003
Total From Investment Operations	.0161

Less Distributions From:
Net Investment Income	(.0158)
Total Distributions	(.0158)
Net Asset Value, End of Period	$1.0003
Total Return††	+1.59	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.40	%*
Ratio of Net Expenses to Average Net Assets‡	.40	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.83	%*

See Notes to Financial Highlights

Service Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0150
Net Gains or Losses on Securities	.0003
Total From Investment Operations	.0153

Less Distributions From:
Net Investment Income	(.0150)
Total Distributions	(.0150)
Net Asset Value, End of Period	$1.0003
Total Return††	+1.51	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.55	%*
Ratio of Net Expenses to Average Net Assets‡	.55	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.68	%*

Premier Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0144
Net Gains or Losses on Securities	.0002
Total From Investment Operations	.0146

Less Distributions From:
Net Investment Income	(.0144)
Total Distributions	(.0144)
Net Asset Value, End of Period	$1.0002
Total Return††	+1.45	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$39.7
Ratio of Gross Expenses to Average Net Assets#	.65	%*
Ratio of Net Expenses to Average Net Assets‡	.65	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.12	%*

See Notes to Financial Highlights

Financial Highlights

Municipal Portfolio†

The following tables include selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series’ Financial Statements and notes thereto.

Institutional Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0178
Net Gains or Losses on Securities	.0003
Total From Investment Operations	.0181

Less Distributions From:
Net Investment Income	(.0178)
Total Distributions	(.0178)
Net Asset Value, End of Period	$1.0003
Total Return††	+1.79	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$27.9
Ratio of Gross Expenses to Average Net Assets#	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.28	%*

See Notes to Financial Highlights

Cash Management Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0175
Net Gains or Losses on Securities	.0010
Total From Investment Operations	.0185

Less Distributions From:
Net Investment Income	(.0175)
Total Distributions	(.0175)
Net Asset Value, End of Period	$1.0010
Total Return††	+1.76	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.1
Ratio of Gross Expenses to Average Net Assets#	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.75	%*

Capital Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0172
Net Gains or Losses on Securities	.0002
Total From Investment Operations	.0174

Less Distributions From:
Net Investment Income	(.0172)
Total Distributions	(.0172)
Net Asset Value, End of Period	$1.0002
Total Return††	+1.73	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.08	%*

See Notes to Financial Highlights

Select Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0169
Net Gains or Losses on Securities	.0002
Total From Investment Operations	.0171

Less Distributions From:
Net Investment Income	(.0169)
Total Distributions	(.0169)
Net Asset Value, End of Period	$1.0002
Total Return††	+1.70	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.30	%*
Ratio of Net Expenses to Average Net Assets‡	.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.03	%*

Administrative Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0164
Net Gains or Losses on Securities	.0002
Total From Investment Operations	.0166

Less Distributions From:
Net Investment Income	(.0164)
Total Distributions	(.0164)
Net Asset Value, End of Period	$1.0002
Total Return††	+1.65	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.40	%*
Ratio of Net Expenses to Average Net Assets‡	.40	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.93	%*

See Notes to Financial Highlights

Service Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0155
Net Gains or Losses on Securities	.0002
Total From Investment Operations	.0157

Less Distributions From:
Net Investment Income	(.0155)
Total Distributions	(.0155)
Net Asset Value, End of Period	$1.0002
Total Return††	+1.56	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.55	%*
Ratio of Net Expenses to Average Net Assets‡	.55	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.78	%*

Premier Class

	Period from September 10, 2007^ to March 31,
	2008
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0150
Net Gains or Losses on Securities	.0002
Total From Investment Operations	.0152

Less Distributions From:
Net Investment Income	(.0150)
Total Distributions	(.0150)
Net Asset Value, End of Period	$1.0002
Total Return††	+1.51	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0
Ratio of Gross Expenses to Average Net Assets#	.65	%*
Ratio of Net Expenses to Average Net Assets‡	.65	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.67	%*

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Funds

†	The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio’s proportionate share of its corresponding Master Series’ income and expenses.

††

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements of Institutional Liquidity Funds).

‡

After reimbursement and/or waiver of certain expenses by Management (see Note B of Notes to Financial Statements of Institutional Liquidity Funds). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended March 31, 2008(2)	Period Ended March 31, 2007(1)
Money Market Institutional Class	0.29%	0.71%
Money Market Cash Management Class	0.33	1.91
Money Market Capital Class	0.36	1.96
Money Market Select Class	0.41	2.01
Money Market Administrative Class	0.51	2.11
Money Market Service Class	0.66	2.26
Money Market Premier Class	0.76	2.36

Prime Institutional Class	0.21	0.26
Prime Cash Management Class	0.26	0.56
Prime Capital Class	0.31	0.61
Prime Select Class	0.36	0.66
Prime Administrative Class	0.47	0.76
Prime Service Class	0.62	0.91
Prime Premier Class	0.71	0.89

Government Institutional Class	0.22	0.27
Government Cash Management Class	0.28	0.36
Government Capital Class	0.33	0.41
Government Select Class	0.37	0.46
Government Administrative Class	0.46	0.53
Government Service Class	0.63	0.71
Government Premier Class	0.73	0.81

Government Reserves Institutional Class	0.26	—
Government Reserves Cash Management Class	0.33	—
Government Reserves Capital Class	0.38	—
Government Reserves Select Class	0.43	—
Government Reserves Administrative Class	0.53	—
Government Reserves Service Class	0.68	—
Government Reserves Premier Class	0.78	—

	Year Ended March 31, 2008(2)	Period Ended March 31, 2007(1)
Treasury Institutional Class	0.22	0.34%
Treasury Cash Management Class	0.30	0.43
Treasury Capital Class	0.35	0.48
Treasury Select Class	0.40	0.53
Treasury Administrative Class	0.50	0.63
Treasury Service Class	0.65	0.78
Treasury Premier Class	0.69	0.88

Tax-Exempt Institutional Class	0.42	—
Tax-Exempt Cash Management Class	0.42	—
Tax-Exempt Capital Class	0.59	—
Tax-Exempt Select Class	0.64	—
Tax-Exempt Administrative Class	0.74	—
Tax-Exempt Service Class	0.89	—
Tax-Exempt Premier Class	0.95	—

Municipal Institutional Class	0.68	—
Municipal Cash Management Class	0.83	—
Municipal Capital Class	1.19	—
Municipal Select Class	1.24	—
Municipal Administrative Class	1.34	—
Municipal Service Class	1.49	—
Municipal Premier Class	1.58	—

(1)	Period from December 18, 2006 (Commencement of Operations) to March 31, 2007.

(2)	Period from July 9, 2007 (Commencement of Operations) to March 31, 2008 for Government Reserves. Period from September 10, 2007 (Commencement of Operations) to March 31, 2008 for Tax-Exempt and Municipal.

^	The date investment operations commenced.

*	Annualized.

**	Not annualized.

#	The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lehman Brothers Institutional Liquidity Funds and Shareholders of Government Portfolio, Government Reserves Portfolio, Money Market Portfolio and Municipal Portfolio:

We have audited the accompanying statements of assets and liabilities of Government Portfolio (Government), Government Reserves Portfolio (Government Reserves), Money Market Portfolio (Money Market), and Municipal Portfolio (Municipal) (four of the series constituting Lehman Brothers Institutional Liquidity Funds) (collectively the “Portfolios”), as of March 31, 2008, and the related statements of operations for the year then ended for Government and Money Market and for the period from July 9, 2007 (commencement of operations) to March 31, 2008 for Government Reserves and for the period from September 10, 2007 (commencement of operations) to March 31, 2008 for Municipal and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Portfolio, Government Reserves Portfolio, Money Market Portfolio, and Municipal Portfolio, four of the series of Lehman Brothers Institutional Liquidity Funds, at March 31, 2008, the results of their operations for the year then ended for Government and Money Market and for the period from July 9, 2007 (commencement of operations) to March 31, 2008 for Government Reserves and for the period from September 10, 2007 (commencement of operations) to March 31, 2008 for Municipal and the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 14, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Lehman Brothers Institutional Liquidity Funds and

Shareholders of Prime Portfolio, Treasury Portfolio and Tax-Exempt Portfolio

We have audited the accompanying statements of assets and liabilities of Prime Portfolio, Treasury Portfolio, and Tax-Exempt Portfolio (the “Funds”), each a series of Lehman Brothers Institutional Liquidity Funds, as of March 31, 2008, and with respect to the Prime Portfolio and Treasury Portfolio, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 18, 2006 to March 31, 2007, and with respect to the Tax-Exempt Portfolio, the statements of operations, changes in net assets, and the financial highlights for the period September 10, 2007 (commencement of operations) to March 31, 2008. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio, Treasury Portfolio, and Tax-Exempt Portfolio as of March 31, 2008, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

May 15, 2008

Schedule of Investments Money Market Master Series

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

U.S. Government Agency Securities (1.1%)
$33,000	Fannie Mae, Notes, 3.38%, due 4/24/08	AGY	AGY	$33,000

Certificates of Deposit (13.5%)
50,000	Banco Bilbao Vizcaya Argentaria SA, Yankee CD, 4.09%, due 7/14/08	P-1	A-1+	50,005
40,000	Banco Santander, Yankee CD, 4.22%, due 6/16/08	P-1	A-1+	40,002
50,000	BNP Paribas NY, Yankee CD, 3.03%, due 5/27/08	P-1	A-1+	50,000
75,000	Canadian Imperial Bank of Commerce, Yankee CD, 3.75% & 4.12%, due 7/11/08 & 7/22/08	P-1	A-1	75,060
30,000	Citibank, 2.63%, due 6/26/08	P-1	A-1+	30,000
50,000	Deutsche Bank AG, Yankee CD, 3.79%, due 4/22/08	P-1	A-1+	50,000
32,500	HBOS Treasury Services PLC, Yankee CD, 5.33%, due 5/30/08	P-1	A-1+	32,614
30,000	Royal Bank of Scotland, Yankee CD, 2.74%, due 9/3/08	P-1	A-1+	30,000
30,000	Toronto-Dominion Bank, Yankee CD, 2.59%, due 8/25/08	P-1	A-1+	30,001
30,000	Westpac Banking Corp., Yankee CD, 2.99%, due 5/27/08	P-1	A-1+	30,001
	Total Certificates of Deposit			417,683

Floating Rate Certificates of Deposit (0.3%)µ
10,000	Credito Italiano NY, Floating Rate Yankee CD, 3.35%, due 4/25/08	P-1	A-1	10,001

Commercial Paper (55.8%)

Asset Backed (35.5%)
50,000	Alpine Securitization Corp., 4.11%, due 4/9/08	P-1	A-1+	49,954	ñ
26,200	Amstel Funding Corp., 3.05% & 3.30%, due 4/21/08 & 4/24/08	P-1	A-1+	26,151	ñ
25,000	Amsterdam Funding Corp., 2.72%, due 4/21/08	P-1	A-1	24,962	ñ
60,000	Atlantic Asset Securitization Corp., 3.12% & 3.90%, due 4/11/08 & 5/2/08	P-1	A-1	59,919	ñ
60,000	Barton Capital Corp., 3.10% - 3.25%, due 4/1/08 - 5/1/08	P-1	A-1+	59,893	ñ
60,000	Cancara Asset Securitization Ltd., 2.80% - 4.29%, due 4/10/08 - 6/20/08	P-1	A-1+	59,833	ñ
23,401	Chariot Funding LLC, 2.80%, due 4/24/08	P-1	A-1	23,359	ñ
40,000	CRC Funding LLC, 2.70% & 3.08%, due 4/24/08 & 5/20/08	P-1	A-1+	39,894	ñ
10,867	Edison Asset Securitization, LLC, 2.75%, due 9/5/08	P-1	A-1+	10,737	ñ
50,000	Fairway Finance Corp., 3.07%, due 4/18/08	P-1	A-1	49,928	ñ
65,000	Galleon Capital LLC, 3.15% - 3.25%, due 4/11/08 - 4/24/08	P-1	A-1	64,890	ñ
65,000	Grampian Funding LLC, 2.93% & 3.26%, due 4/28/08 & 6/12/08	P-1	A-1+	64,790	ñ
45,000	LMA Americas LLC, 2.85% & 3.00%, due 4/15/08	P-1	A-1	44,949	ñ
40,000	Mont Blanc Capital Corp., 2.78% & 3.10%, due 4/21/08 & 5/15/08	P-1	A-1+	39,893	ñ
40,000	Old Line Funding LLC, 2.77% & 3.15%, due 4/14/08 & 4/25/08	P-1	A-1+	39,944	ñ
50,000	Park Avenue Receivables Co. LLC, 3.05%, due 5/12/08	P-1	A-1	49,826	ñ
70,000	Picaros Funding PLC, 2.87% & 3.12%, due 5/23/08 & 9/9/08	P-1	A-1+	69,476	ñ
50,000	Regency Markets No. 1 LLC, 3.95%, due 4/15/08	P-1	A-1	49,923	ñ
50,000	Scaldis Capital LLC, 4.27%, due 4/14/08	P-1	A-1+	49,923	ñ
50,000	Solitaire Funding LLC, 4.37%, due 4/14/08	P-1	A-1+	49,921	ñ
25,000	Tempo Finance Ltd., 4.55%, due 4/4/08	P-1	A-1+	24,991	ñ
44,187	Thames Asset Securitization LLC, 2.74% & 2.75%, due 7/25/08 & 8/7/08	P-1	A-1	43,775	ñ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$15,094	Thunder Bay Funding, Inc., 3.10%, due 4/11/08	P-1	A-1	$15,081	ñ
15,000	Variable Funding Capital Corp., 3.18%, due 4/1/08	P-1	A-1+	15,000	ñ
70,302	Yorktown Capital LLC, 2.72% & 3.00%, due 5/12/08 & 5/23/08	P-1	A-1+	70,051	ñ
				1,097,063

Banking (20.3%)
35,000	Allied Irish Bank, 2.67%, due 6/13/08	P-1	A-1	34,810	ñ
40,000	Anglo Irish Bank Corp., 3.04% & 3.08%, due 4/23/08 & 5/9/08	P-1	A-1	39,905	ñ
50,000	Australia & New Zealand Bank Corp., 2.99%, due 5/22/08	P-1	A-1+	49,788	ñ
25,000	Bank of America NA, 2.84%, due 8/8/08	P-1	A-1+	24,746
25,000	Bank of Ireland, 3.01%, due 5/8/08	P-1	A-1	24,923	ñ
65,000	Barclays U.S. Funding Corp., 2.74% & 4.83%, due 4/24/08 & 6/10/08	P-1	A-1+	64,689
69,000	Caisse Nationale d’Epargne, 4.44%, due 4/7/08	P-1	A-1+	68,949	ñ
20,000	Calyon NY, 2.74%, due 9/3/08	P-1	A-1+	19,764
46,708	CBA Finance, Inc., 3.00%, due 5/21/08 & 5/28/08	P-1	A-1+	46,494
40,000	Dexia Delaware LLC, 3.75%, due 4/16/08	P-1	A-1+	39,937
30,000	HSBC Finance Corp., 2.75%, due 6/12/08	P-1	A-1+	29,835
65,000	ING Funding LLC, 2.74% & 3.75%, due 5/15/08 & 9/8/08	P-1	A-1+	64,513
25,000	Kitty Hawk Funding Corp., 2.60%, due 5/23/08	P-1	A-1+	24,906	ñ
24,700	Royal Bank of Scotland, 3.00%, due 5/21/08	P-1	A-1+	24,597	ñ
22,108	Sheffield Receivables Corp., 2.85%, due 4/8/08	P-1	A-1+	22,096	ñ
25,000	Societe Generale NA, 3.90%, due 8/11/08	P-1	A-1+	24,642
20,000	Unicredito Italiano PLC, 4.50%, due 4/14/08	P-1	A-1	19,967	ñ
				624,561
	Total Commercial Paper			1,721,624

Floating Rate Corporate Debt Securities (22.0%)µ

Asset Backed (1.2%)
14,900	LP Pinewood SPV, Floating Rate Notes, 3.12%, due 4/3/08	P-1		14,900
10,000	Parkland (USA) LLC, Floating Rate Medium-Term Notes, 2.33%, due 4/1/08	P-1	A-1+	10,000	ñ
10,880	Schreiber Capital Corp., Floating Rate Bonds, 3.12%, due 4/3/08	P-1		10,880
				35,780

Banking (12.9%)
25,000	Allied Irish Bank, Floating Rate Medium-Term Notes, 2.54%, due 4/21/08	P-1	A-1	25,000	ñ
15,000	Australia & New Zealand Bank Corp., Floating Rate Bank Notes, 3.35%, due 6/2/08	P-1	A-1+	15,000	ñ
20,000	Banco Espanol, Senior Unsubordinated Floating Rate Notes, 3.94%, due 4/18/08	P-1	A-1+	20,000	ñ
25,000	Bank of Ireland, Unsecured Floating Rate Medium-Term Notes, 2.55%, due 4/21/08	P-1	A-1	25,000	ñ
40,000	Fortis Bank NY, Floating Rate Notes, 3.86%, due 4/21/08	P-1	A-1+	40,000	ñ
15,000	HBOS Treasury Services PLC, Guaranteed Floating Rate Bank Notes, 3.07%, due 4/7/08	P-1	A-1+	15,000	ñ
15,000	HSBC Finance Corp., Floating Rate Notes, 2.66%, due 4/24/08	P-1	A-1+	15,000
15,000	HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 2.93%, due 6/16/08	P-1	A-1+	14,991

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$45,000	La Caixa, Unsubordinated Floating Rate Notes, 3.85%, due 4/23/08	P-1	A-1+	$45,000	ñ
50,000	Royal Bank of Canada, Floating Rate Medium-Term Notes, 3.11%, due 4/1/08	P-1	A-1+	50,000	ñ
24,000	Unicredito Italiano PLC, Guaranteed Floating Rate Medium-Term Notes, 3.09%, due 4/9/08	P-1	A-1	24,000	ñ
15,000	Unicredito Italiano PLC, Guaranteed Floating Rate Bank Notes, 2.84%, due 4/15/08	P-1	A-1	15,000	ñ
20,000	Wachovia Corp., Senior Unsecured Floating Rate Bank Notes, 3.40%, due 4/25/08	P-1	A-1+	20,000
45,000	Wells Fargo & Co., Senior Unsecured Floating Rate Notes, 2.90%, due 4/15/08	P-1	A-1+	45,000	ñ
30,000	Westpac Banking Corp., Floating Rate Medium-Term Notes, 3.09% & 4.64%, due 4/1/08 & 5/6/08	P-1	A-1+	29,997	ñ
				398,988

Conglomerate (1.6%)
50,000	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, Ser. A, 3.18%, due 4/1/08	P-1	A-1+	50,003

Financial Services (6.3%)
10,000	American Express Bank FSB, Senior Unsecured Floating Rate Bank Notes, 2.79%, due 4/18/08	P-1	A-1	10,000
35,000	American Honda Finance Corp., Floating Rate Medium-Term Notes, 3.15%, due 5/6/08	P-1	A-1	35,000	ñ
25,000	Goldman Sachs Group, Senior Unsecured Floating Rate Medium-Term Notes, 3.33%, due 4/25/08	P-1	A-1+	25,000	ñ
35,000	Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 2.92%, due 4/18/08	P-1	A-1	35,000
10,000	Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C, 2.90%, due 6/16/08	P-1	A-1	9,998
55,000	Morgan Stanley, Senior Unsecured Floating Rate Notes, 2.26% & 3.27%, due 4/1/08 & 4/3/08	P-1	A-1+	55,000
25,000	Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser. B, 2.15%, due 4/1/08	P-1	A-1+	25,000
				194,998
	Total Floating Rate Corporate Debt Securities			679,769

Floating Rate Asset-Backed Securities (1.6%)µ
14,098	Ford Credit Auto Owner Trust, Ser. 2008-A, Class A1, 4.02%, due 4/15/08	P-1	A-1+	14,098	ñ
34,924	Westpac Securitisation Trust, Ser. 2007-1G, Class A1, 3.04%, due 5/21/08	P-1	A-1+	34,924	ñ
	Total Floating Rate Asset-Backed Securities			49,022

Repurchase Agreements (5.5%)
170,000	Goldman Sachs Repurchase Agreement, 2.75%, due 4/1/08, dated 3/31/08, Maturity Value $170,012,986, Collateralized by $190,358,333, Fannie Mae, 5.50% - 6.00%, due 6/1/33 - 11/1/37 and $46,924,465, Freddie Mac, 5.50% & 6.50%, due 5/1/36 & 6/1/37 (Collateral Value $173,400,001)			170,000

	Total Investments (99.8%)			3,081,099
	Cash, receivables and other assets, less liabilities (0.2%)			6,764
	Total Net Assets (100.0%)			$3,087,863

See Notes to Schedule of Investments

Schedule of Investments Prime Master Series

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

U.S. Government Agency Securities (0.6%)
$50,000	Fannie Mae, Notes, 3.38%, due 4/24/08	AGY	AGY	$50,000

Certificates of Deposit (12.6%)
225,000	Banco Santander, Yankee CD, 2.70% - 2.85%, due 8/5/08 - 9/18/08	P-1	A-1+	225,023
200,000	Bank of Scotland PLC, Yankee CD, 2.97% & 3.81%, due 5/15/08 & 6/5/08	P-1	A-1+	200,000
200,000	Canadian Imperial Bank of Commerce, Yankee CD, 3.75% & 4.12%, due 7/11/08 & 7/22/08	P-1	A-1+	200,128
20,000	Citibank, 2.63%, due 6/26/08	P-1	A-1+	20,000
70,000	Royal Bank of Scotland, Yankee CD, 2.74% & 4.31%, due 6/12/08 & 9/3/08	P-1	A-1+	70,057
75,000	Svenska Handelsbanken AB, Yankee CD, 5.13%, due 4/4/08	P-1	A-1+	75,000
20,000	Toronto-Dominion Bank, Yankee CD, 2.60%, due 8/25/08	P-1	A-1+	20,001
125,000	Unicredito Italiano NY, Yankee CD, 3.00% & 3.02%, due 6/30/08 & 10/16/08	P-1	A-1+	125,079
170,000	Westpac Banking Corp., Yankee CD, 2.83% & 2.99%, due 5/27/08 & 7/7/08	P-1	A-1+	170,004
	Total Certificates of Deposit			1,105,292

Commercial Paper (59.0%)

Asset Backed (42.2%)
224,772	Amstel Funding Corp., 3.10% - 4.32%, due 4/11/08 - 5/21/08	P-1	A-1+	224,116	ñ
195,000	Amsterdam Funding Corp., 3.03% - 3.20%, due 4/7/08 - 4/25/08	P-1	A-1	194,830	ñ
85,000	Atlantic Asset Securitization Corp., 3.12% & 3.90%, due 4/11/08 & 5/2/08	P-1	A-1	84,852	ñ
139,563	Barton Capital Corp., 3.10% & 3.20%, due 4/1/08 & 4/21/08	P-1	A-1+	139,408	ñ
195,000	Cancara Asset Securitization Ltd., 3.27% - 4.50%, due 4/7/08 - 4/28/08	P-1	A-1+	194,785	ñ
175,000	Chariot Funding LLC, 3.03% & 4.55%, due 4/7/08 & 5/12/08	P-1	A-1	174,598	ñ
150,000	Charta LLC, 3.07%, due 5/12/08	P-1	A-1	149,476	ñ
250,000	Ciesco LLC, 3.15%, due 5/8/08	P-1	A-1+	249,191	ñ
200,000	CRC Funding LLC, 3.06% & 3.08%, due 5/12/08 & 5/20/08	P-1	A-1+	199,267	ñ
50,000	Edison Asset Securitization, LLC, 2.75%, due 9/5/08	P-1	A-1+	49,400	ñ
50,000	Fairway Finance Corp., 3.07%, due 4/18/08	P-1	A-1	49,927	ñ
200,636	Galleon Capital LLC, 3.15% - 3.25%, due 4/11/08 - 4/24/08	P-1	A-1	200,325	ñ
260,000	Grampian Funding LLC, 2.93% - 3.12%, due 4/3/08 - 6/13/08	P-1	A-1+	258,899	ñ
11,528	Jupiter Securitization Corp., 3.10%, due 4/7/08	P-1	A-1	11,522	ñ
90,000	LMA Americas LLC, 3.00%, due 4/15/08	P-1	A-1	89,895	ñ
162,749	Mont Blanc Capital Corp., 3.10% - 4.33%, due 4/4/08 - 5/15/08	P-1	A-1+	162,411	ñ
82,939	Old Line Funding LLC, 3.02% & 3.15%, due 4/25/08 & 5/30/08	P-1	A-1+	82,623	ñ
62,607	Park Avenue Receivables Co. LLC, 3.05%, due 5/12/08	P-1	A-1	62,390	ñ
125,000	Picaros Funding PLC, 2.87% & 2.89%, due 6/12/08 & 9/9/08	P-1	A-1+	124,101	ñ
61,515	Regency Markets No. 1 LLC, 3.25% & 3.95%, due 4/15/08 & 4/17/08	P-1	A-1	61,422	ñ
109,965	Scaldis Capital LLC, 3.05% - 4.27%, due 4/14/08 - 6/3/08	P-1	A-1+	109,619	ñ
95,500	Sheffield Receivables Corp., 3.17% & 3.28%, due 4/4/08 & 4/7/08	P-1	A-1+	95,460	ñ
125,000	Solitaire Funding LLC, 3.35% & 4.37%, due 4/14/08 & 4/15/08	P-1	A-1+	124,823	ñ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$163,400	Tempo Finance Ltd., 3.10% - 4.55%, due 4/4/08 - 5/30/08	P-1	A-1+	$162,660	ñ
168,311	Thames Asset Securitization LLC, 3.00% - 3.12%, due 4/25/08 - 5/15/08	P-1	A-1	167,823	ñ
286,385	Yorktown Capital LLC, 2.95% - 3.06%, due 5/9/08 - 6/6/08	P-1	A-1+	285,354	ñ
				3,709,177

Banking (15.7%)
78,990	Bank of America NA, 4.35%, due 4/9/08	P-1	A-1+	78,914
130,000	Barclays U.S. Funding Corp., 2.94% & 4.72%, due 4/24/08 & 8/29/08	P-1	A-1+	128,687
100,000	BNP Paribas NY, 2.97%, due 5/30/08	P-1	A-1+	99,513
180,000	Calyon NY, 2.74% & 2.81%, due 5/12/08 & 9/3/08	P-1	A-1+	178,738
100,000	CBA Finance, Inc., 4.40%, due 4/7/08	P-1	A-1+	99,927
310,000	Dexia Bank, 3.11% & 3.75%, due 4/16/08 & 4/23/08	P-1	A-1+	309,465
70,000	HSBC Finance Corp., 2.75%, due 6/12/08	P-1	A-1+	69,615
125,000	ING Funding LLC, 2.74% & 3.75%, due 5/15/08 & 9/8/08	P-1	A-1+	124,237
191,050	Societe Generale NA, 3.90% - 3.93%, due 5/8/08 - 8/11/08	P-1	A-1+	188,924
100,000	UBS Finance, Inc., 2.92% & 4.20%, due 6/10/08 & 8/27/08	P-1	A-1+	98,992
				1,377,012

Financial Services (1.1%)
100,000	Morgan Stanley, 5.06%, due 4/14/08	P-1	A-1+	99,817
	Total Commercial Paper			5,186,006

Time Deposits (3.2%)
204,000	Manufacturers & Traders Trust, Grand Cayman, 1.75%, due 4/1/08	P-1	A-1	204,000
75,000	Marshall & Ilsley Bank, Grand Cayman, 1.00%, due 4/1/08	P-1	A-1	75,000
	Total Time Deposits			279,000

Corporate Debt Securities (0.6%)

Banking (0.6%)
50,000	Sigma Finance, Inc., Guaranteed Medium-Term Notes, 5.43%, due 8/5/08	P-1	A-1+	50,000	#

Floating Rate Corporate Debt Securities (17.0%)µ

Asset Backed (4.4%)
20,000	Dorada Finance, Inc., Floating Rate Medium-Term Notes, 4.64%, due 4/7/08	P-1	A-1+	20,000	ñ
100,000	K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 2.78%, due 6/13/08	P-1	A-1+	100,001	ñ
100,000	Links Finance LLC, Floating Rate Medium-Term Notes, 2.32%, due 4/1/08 & 5/27/08	P-1	A-1+	99,998	ñ
65,000	Parkland (USA) LLC, Floating Rate Medium-Term Notes, 2.32% & 2.33%, due 4/1/08	P-1	A-1+	64,999	ñ
100,000	Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 2.34%, due 4/1/08	P-1	A-1+	100,001	#
				384,999

Banking (7.7%)
170,000	Bank of America NA, Floating Rate Bank Notes, 2.32%, due 4/1/08	P-1	A-1+	170,000
5,100	Bank of America NA, Senior Floating Rate Bank Notes, 2.60%, due 4/25/08	P-1	A-1+	5,099

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$40,000	Bank of New York, Senior Unsecured Floating Rate Medium-Term Notes, 3.07%, due 4/10/08	P-1	A-1	$40,001	ñ
35,000	Credit Suisse First Boston, Guaranteed Floating Rate Notes, 3.24%, due 4/2/08	P-1	A-1+	35,008
9,000	HSBC Finance Corp., Floating Rate Mediuim-Term Notes, 3.20%, due 4/9/08	P-1	A-1+	9,000
91,900	HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 2.93%, due 6/16/08	P-1	A-1+	91,907
40,000	Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term Notes, 3.06%, due 5/22/08	P-1	A-1	39,955
44,000	National City Bank, Senior Unsecured Floating Rate Medium-Term Bank Notes, 3.15%, due 5/6/08	P-1	A-1	44,003
40,000	Royal Bank of Canada, Floating Rate Medium-Term Notes, 3.11%, due 4/1/08	P-1	A-1+	40,000	ñ
50,000	Wachovia Corp., Senior Unsecured Floating Rate Bank Notes, 3.40%, due 4/25/08	P-1	A-1+	50,000
5,000	Wachovia Corp., Senior Unsecured Floating Rate Notes, 3.30%, due 4/30/08	P-1	A-1+	5,000
28,000	Wells Fargo & Co., Senior Unsecured Floating Rate Notes, 2.90%, due 4/15/08	P-1	A-1+	28,000	ñ
80,000	Wells Fargo & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.86%, due 4/18/08	P-1	A-1+	79,997
35,000	Westpac Banking Corp., Floating Rate Notes, 3.07%, due 4/7/08	P-1	A-1+	35,000	ñ
9,700	World Savings Bank, Senior Unsecured Floating Rate Bank Notes, 3.06%, due 4/8/08	P-1	A-1+	9,700
				682,670

Conglomerate (1.4%)
125,000	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, 3.08%, due 4/1/08	P-1	A-1+	124,950

Financial Services (3.5%)
25,000	Bear Stearns Co., Inc., Senior Unsecured Floating Rate Medium-Term Notes, 3.00%, due 4/14/08	P-2	A-1+	25,000
15,000	Merrill Lynch & Co., Floating Rate Medium-Term Bonds, Ser. C, 3.21%, due 4/1/08	P-1	A-1	15,006
75,000	Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 2.92%, due 4/18/08	P-1	A-1	75,000
15,000	Morgan Stanley, Senior Unsecured Floating Rate Notes, 3.27%, due 4/3/08	P-1	A-1+	15,003
125,000	Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser. B, 2.15% & 2.32%, due 4/1/08	P-1	A-1+	125,001
50,000	Toyota Motor Credit Corp., Unsecured Floating Rate Medium-Term Notes, Ser. B, 2.59%, due 4/1/08	P-1	A-1+	50,005
				305,015
	Total Floating Rate Corporate Debt Securities			1,497,634

Floating Rate Asset-Backed Securities (0.6%)µ
8,259	BMW Vehicle Lease Trust, Ser. 2007-1 Class A1, 5.06%, due 4/15/08	P-1	A-1+	8,259
42,294	Ford Credit Auto Owner Trust, Ser. 2008-A, Class A1, 4.02%, due 4/15/08	P-1	A-1+	42,294	ñ
	Total Floating Rate Asset-Backed Securities			50,553

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Repurchase Agreements (6.2%)
$105,000	Barclays Capital Repurchase Agreement, 2.45%, due 4/1/08, dated 3/31/08, Maturity Value $105,007,146, Collateralized by $26,544,765, Fannie Mae, 6.00% & 6.09%, due 9/1/36 & 3/1/38 and $83,255,885, Freddie Mac, 4.50% - 6.00%, due 2/1/23 - 3/1/38 (Collateral Value $107,100,000)			$105,000
445,000	Goldman Sachs Repurchase Agreement, 2.75%, due 4/1/08, dated 3/31/08, Maturity Value $445,033,993, Collateralized by $347,648,259, Freddie Mac, 0.00% - 6.25%, due 4/15/29 - 6/15/37 and $373,025,950, Fannie Mae, 0.00% & 14.64%, due 6/25/36 & 2/25/37 (Collateral Value $458,838,399)			445,000
	Total Repurchase Agreements			550,000

	Total Investments (99.8%)			8,768,485
	Cash, receivables and other assets, less liabilities (0.2%)			14,127
	Total Net Assets (100.0%)			$8,782,612

See Notes to Schedule of Investments

Schedule of Investments Government Master Series

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

U.S. Government Agency Securities (65.7%)
$10,000	Fannie Mae, Notes, 3.38%, due 1/23/09	AGY	AGY	$10,000
15,000	Fannie Mae, Bonds, 3.13%, due 3/16/09	AGY	AGY	15,079
81,115	Fannie Mae, Disc. Notes, 2.35% - 5.02%, due 4/9/08 - 1/30/09	AGY	AGY	80,729
100,000	Fannie Mae, Floating Rate Notes, 2.31% - 2.35%, due 4/1/08	AGY	AGY	99,991	µ
44,849	Fannie Mae, Notes, 3.25% - 5.25%, due 6/15/08 - 4/29/09	AGY	AGY	44,781
27,500	Federal Farm Credit Bank, Bonds, 2.88% & 3.60%, due 1/14/09 & 2/12/09	AGY	AGY	27,555
135,400	Federal Farm Credit Bank, Floating Rate Bonds, 2.29% - 2.65%, due 4/1/08 - 4/29/08	AGY	AGY	135,386	µ
172,730	Federal Home Loan Bank, Bonds, 2.19% - 5.80%, due 4/18/08 - 3/17/09	AGY	AGY	173,345
238,933	Federal Home Loan Bank, Disc. Notes, 2.34% - 4.96%, due 4/9/08 - 2/20/09	AGY	AGY	237,866
589,000	Federal Home Loan Bank, Floating Rate Bonds, 2.28% - 4.51%, due 4/1/08 - 6/24/08	AGY	AGY	588,969	µ
34,917	Freddie Mac, Disc. Notes, 2.12% - 5.03%, due 4/4/08 - 2/2/09	AGY	AGY	34,513
20,000	Freddie Mac, Floating Rate Bonds, 2.45%, due 6/22/08	AGY	AGY	19,997	µ
35,980	Freddie Mac, Notes, 2.85% - 4.70%, due 4/25/08 - 1/16/09	AGY	AGY	35,977
	Total U.S. Government Agency Securities			1,504,188

Repurchase Agreements (34.0%)
469,800	Bank of America Repurchase Agreement, 2.40%, due 4/1/08, dated 3/31/08, Maturity Value $469,831,320, Collateralized by $630,574,412, Freddie Mac, 5.00%, due 7/1/35 (Collateral Value $479,196,001)			469,800
200,000	Barclays Capital Repurchase Agreement, 2.45%, due 4/1/08, dated 3/31/08, Maturity Value $200,013,611, Collateralized by $179,173,724, Fannie Mae, 5.50% - 6.50%, due 6/1/22 - 3/31/38 and $40,782,825, Freddie Mac, 5.72% & 6.50%, due 6/1/37& 2/1/38 (Collateral Value $204,000,000)			200,000
110,000	Goldman Sachs Repurchase Agreement, 2.75%, due 4/1/08, dated 3/31/08, Maturity Value $110,008,403, Collateralized by $202,663,274, Fannie Mae, 5.50% - 6.50%, due 11/1/22 - 7/1/37 (Collateral Value $112,200,001)			110,000
	Total Repurchase Agreements			779,800

	Total Investments (99.7%)			2,283,988
	Cash, receivables and other assets, less liabilities (0.3%)			5,929
	Total Net Assets (100.0%)			$2,289,917

See Notes to Schedule of Investments

Schedule of Investments Government Reserves Master Series

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

U.S. Government Agency Securities (99.9%)
$7,500	Federal Farm Credit Bank, Bonds, 2.88% & 3.60%, due 1/14/09 & 2/12/09	AGY	AGY	$7,519
18,099	Federal Farm Credit Bank, Disc. Notes, 2.12% - 3.92%, due 4/1/08 - 1/8/09	AGY	AGY	17,879
50,600	Federal Farm Credit Bank, Floating Rate Notes, 2.29% - 2.99%, due 4/1/08 - 4/26/08	AGY	AGY	50,597	µ
30,975	Federal Home Loan Bank, Bonds, 2.19% - 5.25%, due 4/7/08 - 3/17/09	AGY	AGY	31,013
551,085	Federal Home Loan Bank, Disc. Notes, 1.50% - 4.96%, due 4/1/08 - 2/20/09	AGY	AGY	549,712
231,250	Federal Home Loan Bank, Floating Rate Bonds, 2.28% - 4.48%, due 4/1/08 - 6/24/08	AGY	AGY	231,247	µ
5,000	Tennessee Valley Au., Bonds, Ser. G, 5.38%, due 11/13/08	AGY	AGY	5,035
	Total U.S. Government Agency Securities			893,002

	Total Investments (99.9%)			893,002
	Cash, receivables and other assets, less liabilities (0.1%)			1,308
	Total Net Assets (100.0%)			$894,310

See Notes to Schedule of Investments

Schedule of Investments Treasury Master Series

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (16.0%)
$100,000	U.S. Treasury Bills, 0.95%, due 4/15/08	TSY	TSY	$99,963
50,000	U.S. Treasury Bills, 1.10%, due 4/15/08	TSY	TSY	49,979
50,000	U.S. Treasury Bills, 1.15%, due 4/15/08	TSY	TSY	49,978
25,000	U.S. Treasury Bills, 2.15%, due 4/15/08	TSY	TSY	24,979
25,000	U.S. Treasury Bills, 2.41%, due 4/15/08	TSY	TSY	24,976
25,000	U.S. Treasury Bills, 2.43%, due 4/15/08	TSY	TSY	24,976
25,000	U.S. Treasury Bills, 2.48%, due 4/15/08	TSY	TSY	24,976
25,000	U.S. Treasury Bills, 2.49%, due 4/15/08	TSY	TSY	24,976
50,000	U.S. Treasury Bills, 1.50%, due 4/16/08	TSY	TSY	49,969
50,000	U.S. Treasury Bills, 1.65%, due 4/16/08	TSY	TSY	49,966
100,000	U.S. Treasury Bills, 1.20%, due 4/17/08	TSY	TSY	99,947
25,000	U.S. Treasury Bills, 1.34%, due 4/21/08	TSY	TSY	24,981
50,000	U.S. Treasury Bills, 1.36%, due 4/21/08	TSY	TSY	49,962
50,000	U.S. Treasury Bills, 1.39%, due 4/24/08	TSY	TSY	49,955
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government			649,583

Repurchase Agreements (86.5%)
550,000	Bank of America Repurchase Agreement, 1.25%, due 4/1/08, dated 3/31/08, Maturity Value $550,019,097, Collateralized by $460,366,000, U.S. Treasury Notes, 5.75% - 7.13%, due 8/15/10 - 11/15/27 (Collateral Value $561,000,506)			550,000
950,000	Barclays Capital Repurchase Agreement, 1.45%, due 4/1/08, dated 3/31/08, Maturity Value $950,038,264, Collateralized by $902,958,000, U.S. Treasury Notes, 1.88% - 5.13%, due 6/30/11 - 7/15/15 and U.S. Treasury Bills, due 4/17/08 - 5/8/08 (Collateral Value $969,000,145)			950,000
100,000	Credit Suisse Repurchase Agreement, 1.35%, due 4/1/08, dated 3/31/08, Maturity Value $100,003,750, Collateralized by $87,107,000, U.S. Treasury Notes, 4.75% & 6.25%, due 2/28/09 & 8/15/23 (Collateral Value $102,005,288)			100,000
1,000,000	Fortis Financial Repurchase Agreement, 1.45%, due 4/1/08, dated 3/31/08, Maturity Value $1,000,040,278, Collateralized by $2,415,630,000, U.S. Treasury Strips, due 2/15/15 - 2/15/38 (Collateral Value $1,020,000,741)			1,000,000
913,400	Goldman Sachs Repurchase Agreement, 1.00%, due 4/1/08, dated 3/31/08, Maturity Value $913,425,372, Collateralized by $1,712,018,000, U.S. Treasury Strips, due 1/15/25 - 5/15/30 (Collateral Value $932,413,620)			913,400
	Total Repurchase Agreements			3,513,400

	Total Investments (102.5%)			4,162,983
	Liabilities, less cash, receivables and other assets [(2.5%)]			(99,826)
	Total Net Assets (100.0%)			$4,063,157

See Notes to Schedule of Investments

Schedule of Investments Tax-Exempt Master Series

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Alabama (0.8%)
$4,255	Alabama St. Pub. Sch. & College Au., Ser. 2008-11310, (LOC: Citibank, N.A.), 2.26%, due 4/3/08		A-1+	$4,255	µ
4,580	Birmingham Med. Ctr. East Spec. Care Fac. Fin. Au. Rev. (Floaters), Ser. 2004-016, (MBIA Insured), 2.23%, due 4/3/08			4,580	µy
1,090	Deutsche Bank Spears/Lifers Trust Var. St. Rev. (Huntsville), Ser. 2008-564, (MBIA Insured), 2.27%, due 4/3/08		A-1+	1,090	µk
1,600	Gulf Shores Med. Clinic Board Rev. (Colonial Pinnacle MOB Proj.), Ser. 2007, (LOC: Regions Bank), 2.31%, due 4/3/08	P-1		1,600	µß
7,500	Huntsville-Randolph Sch. Ed. Bldg. Au. Lease Rev. (Randolph Sch. Proj.), Ser. 2008, (LOC: Compass Bank), 2.32%, due 4/3/08	VMIG1		7,500	µ
1,145	Lee Co. Ind. Dev. Au. Rev. (Lifesouth Comm. Blood Ctr.), Ser. 2001, (LOC: SunTrust Bank), 2.14%, due 4/2/08	VMIG1		1,145	µß
				20,170

Alaska (0.4%)
1,750	Alaska Ind. Dev. & Export Au. Rev., Ser. 2007-10311, (FSA Insured), 2.34%, due 4/3/08		A-1+	1,750	µi
8,040	Deutsche Bank Spears/Lifers Trust Var. St. (Alaska Hsg. Fin. Co.), Ser. 2008-532, (MBIA Insured), 2.27%, due 4/3/08			8,040	µk
				9,790

Arizona (1.3%)
5,800	ABN Amro Munitops Cert. Trust Rev., Ser. 2005-49, (MBIA Insured), 3.01%, due 4/3/08	VMIG1		5,800	µcØØ
10,300	Phoenix Ind. Dev. Au. Multi-Family Hsg. Rev. (Rancho Ladera Proj.), Ser. 2005, (LOC: Natixis, NY), 2.28%, due 4/3/08		A-1+	10,300	µß
6,705	Phoenix Ind. Dev. Au. Std. Hsg. Rev. (Floaters), Ser. 2007-2079, (AMBAC Insured), 2.31%, due 4/3/08	VMIG1	A-1+	6,705	µx
10,000	Scottsdale Ind. Dev. Au. Hosp. Rev., Ser. 2006-578CE, (LOC: Citigroup Global Markets), 2.27%, due 4/3/08	VMIG1	A-1+	10,000	µØØ
				32,805

Arkansas (0.3%)
6,285	North Little Rock Residential Hsg. Fac. Board Multi-Family Rev. (Floaters), Ser. 2004-PA1254, (LOC: Government National Mortgage Association), 2.33%, due 4/3/08	VMIG1		6,285	µr

California (6.3%)
9,940	ABN Amro Munitops Cert. Trust Rev., Ser. 2002-13, (PSF Insured), 2.23%, due 4/3/08	VMIG1		9,940	ñµc
9,950	ABN Amro Munitops Cert. Trust Rev., Ser. 2004-12, (MBIA Insured), 2.26%, due 4/3/08	VMIG1		9,950	ñµc
4,375	ABN Amro Munitops Cert. Trust Rev., Ser. 2005-38, (MBIA Insured), 2.26%, due 4/3/08	VMIG1		4,375	ñµc
350	Arcadia Unified Sch. Dist. (Putters), Ser. 2007-1716, (FSA Insured), 2.29%, due 4/3/08	VMIG1		350	µo

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$2,200	Arvin Unified Sch. Dist. Cert. Participation (Sch. Fac. Bridge Funding Prog.), Ser. 2006, (FSA Insured), 2.15%, due 4/3/08	VMIG1		$2,200	µl
4,200	Austin Trust St. Cert., Ser. 2007-315, (LOC: State Street Bank & Trust Co.), 2.27%, due 4/3/08	VMIG1		4,200	µc
11,185	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2048, (LOC: Branch Banking & Trust Co.), 2.21%, due 4/3/08	VMIG1		11,185	µ
2,240	Buckeye Unified Sch. Dist. (Floaters), Ser. 2008-2382, (FSA Insured), 2.18%, due 4/3/08		A-1+	2,240	µs
25,685	California St. Dept. Wtr. Res. Pwr. Supply Rev. (Putters), Ser. 2007-1784B, (LOC: JP Morgan Chase), 2.46%, due 4/3/08	VMIG1		25,685	µ
8,740	California St. G.O. (Floaters), Ser. 2000-1257, (LOC: Merrill Lynch Capital Markets), 2.20%, due 4/3/08		A-1	8,740	µ
4,425	California St. G.O. (Floaters), Ser. 2005-2831, (AMBAC Insured), 2.26%, due 4/3/08		A-1+	4,425	µl
1,965	California Statewide CDA Rev. (Floaters), Ser. 2007-2089, (LOC: Wells Fargo Bank & Trust Co.), 2.31%, due 4/3/08	VMIG1		1,965	µ
3,635	Deutsche Bank Spears/Lifers Trust Var. St. (Alamo), Ser.2008-539, (MBIA Insured), 2.27%, due 4/3/08		A-1+	3,635	µk
1,910	Deutsche Bank Spears/Lifers Trust Var. St. (Azusa), Ser. 2008-561, (FSA Insured), 3.19%, due 4/3/08		A-1+	1,910	µk
6,025	Deutsche Bank Spears/Lifers Trust Var. St. (CA Zero), Ser. 2008-477, (FSA Insured), 2.29%, due 4/3/08			6,025	µk
2,720	Deutsche Bank Spears/Lifers Trust Var. St. (Chino Basin Reg.), Ser. 2008-500, (AMBAC Insured), 2.27%, due 4/3/08		A-1+	2,720	µk
1,020	Deutsche Bank Spears/Lifers Trust Var. St. (Elk Grove), Ser. 2008-575, (AMBAC Insured), 2.24%, due 4/3/08		A-1+	1,020	µk
1,300	Deutsche Bank Spears/Lifers Trust Var. St. (Kings Canyon), Ser. 2008-537, (MBIA Insured), 2.27%, due 4/3/08		A-1+	1,300	µk
1,455	Eclipse Funding Trust (Solar Eclipse-Los Angeles Co. Sanitation Dist.), Ser. 2006-0055, (FGIC Insured), 2.27%, due 4/3/08		A-1+	1,455	µu
4,355	Hacienda La Puente Unified Sch. Dist. (Floaters), Ser. 2005-2877, (FGIC Insured), 2.20%, due 4/3/08			4,355	µl
4,660	JP Morgan Chase & Co. (Putters), Ser. 2007-2382P, (LOC: JP Morgan Chase), 2.51%, due 4/3/08			4,660	µ
3,080	Northern California Gas Au. Number 1 Gas Proj. Rev. (Floaters), Ser. 2007-55, (LOC: Goldman Sachs), 2.27%, due 4/3/08		A-1+	3,080	µ
5,345	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4107, (FSA Insured), 2.20%, due 4/3/08			5,345	µr
1,755	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2006-EC001, (LOC: Merrill Lynch Capital Markets), 2.41%, due 4/3/08			1,755	µ
3,895	Puttable Floating Option Tax Exempt Receipts (Floaters) (Sacramento Co. Sanitation Dist.), Ser. 2007-3934, (FGIC Insured), 2.20%, due 4/3/08			3,895	µl
2,600	Rowland Unified Sch. Dist., Ser. 2008-9201, (FSA Insured), 2.27%, due 4/3/08		A-1+	2,600	µi
4,450	Sacramento Co. Wtr. Fin. Au. Rev. (Floaters), Ser. 2003-1176, (AMBAC Insured), 2.28%, due 4/3/08		A-1	4,450	µr
2,304	San Francisco City & Co. Multi-Family Hsg. Rev. (Floaters), Ser. 2007-124G, (LOC: Goldman Sachs), 2.24%, due 4/3/08			2,304	µ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$1,200	San Francisco City & Co. Unified Sch. Dist. (Merlots), Ser. 2008-D24, (FSA Insured), 2.25%, due 4/2/08		A-1+	$1,200	µv
13,035	San Francisco City. & Co. Cert. Participation (Floaters), Ser. 2007-1883, (FGIC Insured), 2.31%, due 4/3/08	VMIG1	A-1+	13,035	µx
4,930	Southern California Pub. Pwr. Au. Pwr. Proj. Rev. (Floaters), Ser. 2003-1172, (AMBAC Insured), 2.28%, due 4/3/08		A-1	4,930	µr
1,800	Union City Multi-Family Rev. (Floaters), Ser. 2007-122G, (LOC: Goldman Sachs), 2.24%, due 4/3/08			1,800	µ
				156,729

Colorado (2.1%)
8,960	Arkansas River Pwr. Au. Pwr. Rev. (Floaters), Ser. 2006-3575, (XLCA Insured), 2.24%, due 4/3/08			8,960	µl
9,650	Arkansas River Pwr. Au. Pwr. Rev. (Floaters), Ser. 2006-3550, (XLCA Insured), 2.24%, due 4/3/08			9,650	µl
1,500	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.50%, due 12/1/08 Putable 12/1/08		A-1+	1,500	µ
6,625	Colorado Ed. & Cultural Fac. Au. Rev. (Colorado Christian Univ. Proj.), Ser. 2004, (LOC: Evangelical Christian Credit Union), 2.36%, due 4/3/08		A-1+	6,625	µßw
3,625	Colorado Ed. & Cultural Fac. Au. Rev. (Emmanuel Sch. Religion Proj.), Ser. 2006, (LOC: AmSouth Bank), 2.26%, due 4/3/08	VMIG1		3,625	µß
2,950	Colorado Hlth. Fac. Au. Rev. (Volunteers), Ser. 1998-A, 5.88%, due 7/1/28 Pre-Refunded 7/1/08			3,046	ß
5,350	Commerce City Northern Infrastructure Gen. Imp. Dist. G.O., Ser. 2006, (LOC: U.S. Bank), 2.26%, due 4/3/08		A-1+	5,350	µ
1,700	Deutsche Bank Spears/Lifers Trust Var. St. (Denver City), Ser. 2008-535, (AMBAC Insured), 2.27%, due 4/3/08			1,700	µk
4,865	Northern Colorado Wtr. Conservancy Dist. Cert. Participation, Ser. 2002-1395, (MBIA Insured), 5.07%, due 4/3/08		A-1	4,865	µr
5,615	Solaris Metro. Dist. Number 1 Prop. Tax Rev., Ser. 2008, (LOC: KeyBank), 2.26%, due 4/2/08		A-1	5,615	µ
				50,936

Connecticut (0.2%)
5,805	Connecticut Dev. Au. Arpt. Hotel Rev. (Bradley Arpt. Hotel Proj.), Ser. 2006, (LOC: TD Banknorth N.A.), 2.24%, due 4/3/08	VMIG1		5,805	µß

Delaware (1.8%)
32,915	BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1007, (LOC: Branch Banking & Trust Co.), 2.33%, due 4/3/08	VMIG1		32,915	µØØ
12,585	New Castle Co. Std. Hsg. Rev. (University Courtyard Apts.), Ser. 2005, (LOC: Bank of New York), 2.31%, due 4/3/08	VMIG1		12,585	µß
				45,500

District of Columbia (1.3%)
5,825	Deutsche Bank Spears/Lifers Trust Var. St. (Washington), Ser. 2008-524, (AMBAC Insured), 2.27%, due 4/3/08			5,825	µk
2,075	District of Columbia G.O. (Merlots), Ser. 2001-A127, (MBIA Insured), 3.25%, due 4/2/08		A-1+	2,075	µv

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$2,235	District of Columbia Rev. (Maret Sch., Inc.), Ser. 2003, (LOC: SunTrust Bank), 2.09%, due 4/2/08	VMIG1		$2,235	µß
1,435	District of Columbia Wtr. & Swr. Au. Pub. Utils. Rev. (Floaters), Ser. 2006-3494, (FSA Insured), 2.23%, due 4/3/08			1,435	µl
20,095	Washington Convention Ctr. Au. Dedicated Tax Rev. (Floaters), Ser. 2001-539, (AMBAC Insured), 2.21%, due 4/3/08	VMIG1		20,095	µs
				31,665

Florida (8.3%)
2,400	Alachua Co. Hlth. Fac. Au. Continuing Care Rev. (Oak Hammock Univ. Proj.), Ser. 2002 A, (LOC: BNP Paribas), 1.30%, due 4/1/08	VMIG1		2,400	µß
9,045	Alachua Co. Sch. Board Cert. Participation, Ser. 2004, (AMBAC Insured), 4.75%, due 4/3/08	VMIG1	A-1+	9,045	µd
2,265	Deutsche Bank Spears/Lifers Trust Var. St. (Miami-Dade Co.), Ser. 2008-538, (AMBAC Insured), 2.27%, due 4/3/08			2,265	µk
1,720	Deutsche Bank Spears/Lifers Trust Var. St. (Orange Co.), Ser. 2008-553, (FGIC Insured), 2.27%, due 4/3/08			1,720	µk
2,155	Deutsche Bank Spears/Lifers Trust Var. St. (Palm Coast), Ser. 2008-579, (MBIA Insured), 2.27%, due 4/3/08			2,155	µk
8,980	Deutsche Bank Spears/Lifers Trust Var. St. (St. John Co.), Ser. 2008-486, (AMBAC Insured), 2.29%, due 4/3/08			8,980	µk
2,810	Deutsche Bank Spears/Lifers Trust Var. St. (Sunrise Utils.), Ser. 2008-518, (AMBAC Insured), 2.27%, due 4/3/08			2,810	µk
3,755	Deutsche Bank Spears/Lifers Trust Var. St. (West Palm Beach), Ser. 2008-547, (MBIA Insured), 2.27%, due 4/3/08			3,755	µk
7,700	Deutsche Bank Spears/Lifers Trust Var. St. (Manatee Co.), Ser. 2007-243, (MBIA Insured), 2.24%, due 4/3/08		A-1+	7,700	µk
10,260	Deutsche Bank Spears/Lifers Trust Var. St. (Miami-Dade Co.), Ser. 2008-530, (FGIC Insured), 2.27%, due 4/3/08			10,260	µk
2,670	Eclipse Funding Trust (Solar Eclipse-Miami-Dade Co. Sch. Board), Ser. 2007-0041, (FGIC Insured), 2.27%, due 4/3/08		A-1+	2,670	µu
2,750	Eclipse Funding Trust (Solar Eclipse-Palm Bay Sales), Ser. 2006-0136, (FSA Insured), 2.20%, due 4/3/08		A-1+	2,750	µu
8,960	Eclipse Funding Trust (Solar Eclipse-Winter Haven Utils. Sys.), Ser. 2006-0054, (MBIA Insured), 2.26%, due 4/3/08		A-1+	8,960	ñµuØØ
14,365	Enhanced Return Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-1025, (AMBAC Insured), 3.75%, due 4/3/08			14,365	µr
7,000	Florida Higher Ed. Fac. Fin. Au. Rev. (Jacksonville Univ. Proj.), Ser. 2006, (Radian Insured), 2.10%, due 4/3/08	VMIG1		7,000	µßz
2,690	Florida St. Board of Ed. Muni. Sec. Trust Receipts, Ser. 2003-SGA138, (MBIA Insured), 2.25%, due 4/2/08		A-1+	2,690	µt
4,400	Lee Co. Hosp. Board of Directors Hosp. Rev. (Mem. Hlth. Sys.), Ser. 1997 B, (LOC: SunTrust Bank), 1.38%, due 4/1/08	VMIG1	A-1	4,400	µß
8,000	Leesburg Hosp. Rev. (The Villages Reg. Hosp. Proj.), Ser. 2006, (LOC: Scotiabank), 2.25%, due 4/3/08	VMIG1	A-1+	8,000	µß
6,800	Martin Co. PCR (Florida Pwr. & Lt. Co. Proj.), Ser. 2000, 1.45%, due 4/1/08	VMIG1	A-1	6,800	µß
5,310	Miami-Dade Co. Wtr. & Swr. Rev. (Floaters), Ser. 2008-2319, (FSA Insured), 2.21%, due 4/3/08		A-1+	5,310	µs

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$7,900	Miami-Dade Co. Sch. Board Cert. Participation, Ser. 2007-12042, (FSA Insured), 2.33%, due 4/3/08	VMIG1	A-1+	$7,900	µi
200	Miami-Dade Co. Sch. Board Cert. Participation (Putters), Ser. 2006-1317, (AMBAC Insured), 4.00%, due 4/3/08		A-1+	200	µo
9,030	Orlando Utils. Commission Wtr. & Elec. Rev. (Floaters), Ser. 2006-3791, (LOC: Dexia Credit Locale de France), 2.23%, due 4/3/08			9,030	µ
4,000	Polk Co. Ind. Dev. Au. IDR (Winter Haven Hosp. Proj.), Ser. 2005 A, (LOC: SunTrust Bank), 1.25%, due 4/1/08		A-1+	4,000	µß
3,650	Polk Co. Ind. Dev. Au. IDR (Winter Haven Hosp. Proj.), Ser. 2005 B, (LOC: SunTrust Bank), 1.25%, due 4/1/08		A-1+	3,650	µß
12,815	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-1497, (LOC: Merrill Lynch Capital Markets), 2.36%, due 4/3/08		A-1	12,815	µ
15,355	Puttable Floating Option Tax Exempt Receipts (Floaters) (South Miami Hlth. Fac. Au.), Ser. 2007-1498, (LOC: Merrill Lynch Capital Markets), 2.36%, due 4/3/08		A-1	15,355	µ
7,635	Reset Option Cert. Trust II-R Var. St. (Tampa Bay Wtr.), Ser. 2006-4084, (FGIC Insured), 4.04%, due 4/3/08	VMIG1		7,635	µi
8,840	Sarasota Co. Continuing Care Retirement Comm. Rev. (Glenridge Palmer Proj.), Ser. 2006, (LOC: Bank of Scotland), 1.30%, due 4/1/08	VMIG1		8,840	µß
21,000	Sarasota Co. Pub. Hosp. Dist. Rev. (Sarasota Mem. Hosp. Proj.), Ser. 2007 A, (MBIA Insured), 1.40%, due 4/1/08	VMIG1		21,000	µv
				204,460

Georgia (2.6%)
7,555	Athens Area Fac. Corp. Cert. Participation, Ser. 2007-R11107, (LOC: Citibank, N.A.), 2.25%, due 4/3/08	VMIG1		7,555	µ
8,000	Burke Co. Dev. Au. PCR (Vogtle Proj.), Ser. 1995, 1.25%, due 4/1/08	P-1	A-1	8,000	µß
3,135	De Kalb Co. Wtr. & Swr. Rev., Ser. 2006-567, (LOC: Citibank, N.A.), 2.24%, due 4/3/08	VMIG1		3,135	µ
400	Gwinnett Co. Dev. Au. Rev. (Greater Atlanta Christian), Ser. 1998, (LOC: SunTrust Bank), 2.09%, due 4/2/08			400	µß
2,500	Marietta Hsg. Au. Multi-Family Rev. (Franklin Walk Apts. Proj.), Ser. 1990, (LOC: Freddie Mac), 2.23%, due 4/3/08	VMIG1		2,500	µß
27,005	Muni. Elec. Au. Rev. (Proj. One), Ser. 2000 E, (MBIA Insured), 2.50%, due 4/2/08	VMIG1	A-1+	27,005	µ
4,700	Muni. Elec. Au. Spec. Oblig., Ser. 1994-SGA1, (MBIA Insured), 3.25%, due 4/2/08		A-1+	4,700	µt
11,480	Richmond Co. Dev. Au. Rev., Ser. 2007-10025Z, (LOC: Citigroup Global Markets), 2.25%, due 4/3/08		A-1+	11,480	µ
				64,775

Illinois (8.9%)
8,045	Chicago Board Ed. G.O. (Floaters), Ser. 2006-3620, (AMBAC Insured), 2.24%, due 4/3/08			8,045	µl
13,165	Chicago G.O., Ser. 2007-9192, (MBIA Insured), 2.29%, due 4/3/08		A-1+	13,165	µi
15,520	Chicago O’Hare Int’l Arpt. Rev. (Floaters), Ser. 2006-1284, (FGIC Insured), 2.31%, due 4/3/08		A-1+	15,520	µs

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$10,145	Chicago O’Hare Int’l Arpt. Rev. (Floaters), Ser. 2007-1933, (FGIC Insured), 2.31%, due 4/3/08	VMIG1	A-1+	$10,145	µs
6,640	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-346, (FGIC Insured), 2.34%, due 4/3/08			6,640	µk
14,180	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago Illinois Board), Ser. 2007-316, (FGIC Insured), 2.24%, due 4/3/08			14,180	µk
1,625	Deutsche Bank Spears/Lifers Trust Var. St. (De Witt Ford Etc.), Ser. 2008-555, (FSA Insured), 2.27%, due 4/3/08	VMIG1		1,625	µk
15,560	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago O’Hare), Ser. 2008-502, (FSA Insured), 2.27%, due 4/3/08			15,560	µk
2,285	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago O’Hare), Ser. 2008-534, (AMBAC Insured), 2.27%, due 4/3/08			2,285	µk
3,370	Deutsche Bank Spears/Lifers Trust Var. St. (Northern Illinois Muni.), Ser. 2008-517, (MBIA Insured), 2.27%, due 4/3/08			3,370	µk
14,290	Illinois Dev. Fin. Au. (Putters), Ser. 2007-2359, (LOC: JP Morgan Chase), 2.29%, due 4/3/08		A-1+	14,290	µ
8,000	Illinois Fin. Au. Rev. (Clare Oaks), Ser. 2006 D, (LOC: Sovereign Bank), 2.08%, due 4/3/08			8,000	µßb
1,900	Illinois Fin. Au. Rev. (IIT Research Institute), Ser. 2004, (LOC: Fifth Third Bank), 2.25%, due 4/3/08	VMIG1		1,900	µß
1,850	Illinois Fin. Au. Rev. (Lawrence Hall Youth Svcs.), Ser. 2006, (LOC: Fifth Third Bank), 2.25%, due 4/4/08	VMIG1		1,850	µß
2,400	Illinois Hlth. Fac. Au. Rev. (Mem. Hlth. Sys.), Ser. 2003, (LOC: Bank One), 1.33%, due 4/1/08	VMIG1		2,400	µß
7,065	Illinois Hlth. Fac. Au. Rev. (Univ. Chicago Hosp.), Ser. 1998, (MBIA Insured), 2.05%, due 4/1/08	VMIG1	A-1+	7,065	µßo
7,840	Kane & Dekalb Co. Comm. Unit Sch. Dist. Number 302 (Putters), Ser. 2002-283Z, (FGIC Insured), 2.21%, due 4/3/08	VMIG1		7,840	µo
5,000	Lake Co. Sch. Dist. Number 109 Deerfield Rev., Ser. 2006, (LOC: JP Morgan Chase), 2.20%, due 4/2/08	VMIG1		5,000	µ
3,985	Metro. Pier & Expo. Au. Hospitality Fac. Rev. (Floaters), Ser. 2006-3554, (LOC: Dexia Credit Locale de France), 2.23%, due 4/3/08			3,985	µ
26,700	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4247, (FSA Insured), 2.24%, due 4/3/08			26,700	µr
2,640	Quad Cities Reg. Econ. Dev. Au. Rev. (Two Rivers YMCA Proj.), Ser. 2002, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	2,640	µß
5,890	Reg. Trans. Au. (Floaters), Ser. 2006-3735, (MBIA Insured), 2.24%, due 4/3/08			5,890	µl
38,195	Reg. Trans. Au. G.O. (Merlots), Ser. 2002-A24, (MBIA Insured), 2.30%, due 4/2/08	VMIG1		38,195	µd
3,365	Southwestern Dev. Au. Rev. (Floaters), Ser. 2008-2359, (FSA Insured), 2.21%, due 4/3/08		A-1+	3,365	µs
				219,655

Indiana (4.8%)
10,440	Aurora Sch. Bldg. Corp. (Putters), Ser. 2008-2455, (FGIC Insured), 3.50%, due 4/3/08		A-1+	10,440	µo
5,070	Carmel Clay Ind. Parks Bldg. Corp. (Putters), Ser. 2004-539, (MBIA Insured), 2.41%, due 4/3/08		A-1+	5,070	µo

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$13,885	Carmel Redev. Au. Lease Rental Rev. (Floaters), Ser. 2006-1275, (LOC: Morgan Stanley), 2.16%, due 4/3/08		A-1+	$13,885	µ
2,065	Carmel Redev. Au. Lease Rental Rev. (Putters), Ser. 2006-1503, (LOC: JP Morgan Chase), 2.29%, due 4/3/08		A-1+	2,065	µ
2,765	Deutsche Bank Spears/Lifers Trust Var. St. (Franklin), Ser. 2008-550, (FGIC Insured), 2.27%, due 4/3/08		A-1+	2,765	µk
2,040	Deutsche Bank Spears/Lifers Trust Var. St. (Indiana Bond Bank), Ser. 2008-565, (FSA Insured), 2.27%, due 4/3/08		A-1+	2,040	µk
9,550	Eclipse Funding Trust (Solar Eclipse), Ser. 2007-0098, (MBIA Insured), 2.26%, due 4/3/08		A-1+	9,550	µu
1,530	Eclipse Funding Trust (Solar Eclipse-Hamilton Southeastern Indiana), Ser. 2007-0006, (FSA Insured), 2.27%, due 4/3/08		A-1+	1,530	µu
7,000	Eclipse Funding Trust (Solar Eclipse-IPS Multi-Sch. Bldg. Corp. Ltd.), Ser. 2007-0026, (MBIA Insured), 2.27%, due 4/3/08		A-1+	7,000	µu
3,975	Eclipse Funding Trust (Solar Eclipse-Wayne Township Marion), Ser. 2006-0015, (FGIC Insured), 2.26%, due 4/3/08		A-1+	3,975	ñµu
16,065	Greater Clark Co. Sch. Temporary Loan Warrants, Ser. 2008, 2.45%, due 12/31/08			16,089
5,000	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Schneck Mem. Hosp. Proj.), Ser. 2006 B, (LOC: Fifth Third Bank), 1.30%, due 4/1/08		A-1+	5,000	µß
500	Indiana Hlth. Fac. Fin. Au. Rev. (Margaret Mary Comm. Hosp.), Ser. 2004 A, (LOC: Fifth Third Bank), 1.30%, due 4/1/08		A-1+	500	µß
10,000	Indiana Trans. Fin. Au. Hwy. Rev., Ser. 2006-3610, (FGIC Insured), 2.24%, due 4/3/08			10,000	µl
10,255	Indiana Trans. Fin. Au. Hwy. Rev., Ser. 2004-114, (FGIC Insured), 2.34%, due 4/3/08		A-1+	10,255	µk
5,000	Indianapolis Loc. Pub. Imp. Bond Bank Ltd. Recourse Notes, Ser. 2007-E, 4.25%, due 10/2/08		SP-1+	5,013
3,750	Indianapolis Loc. Pub. Imp. Bond Bank Ltd. Recourse Notes, Ser. 2007 F, 4.00%, due 1/12/09		SP-1+	3,774
5,715	Univ. Southern Indiana Rev., Ser. 2004-2117, (AMBAC Insured), 4.29%, due 4/3/08	VMIG1		5,715	µi
5,160	Wayne Township Marion Co. Sch. Bldg. Corp. (Floaters), Ser. 2003-2016, (FGIC Insured), 2.33%, due 4/3/08		A-1	5,160	µr
				119,826

Iowa (1.7%)
6,840	Ankeny G.O. BANS, Ser. 2006 A, 4.10%, due 6/1/08	MIG1		6,840
3,050	Austin Trust Var. Sts. Cert. (Iowa Din Au.), Ser. 2007-1011, (LOC: Bank of America), 2.24%, due 4/3/08		A-1+	3,050	µ
3,905	Iowa Fin. Au. Private College Rev. (Morningside College Proj.), Ser. 2007, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	3,905	µß
3,500	Iowa Fin. Au. Private College Rev. (Morningside College Proj.), Ser. 2006, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	3,500	µß
430	Iowa Fin. Au. Rev. Private Sch. Fac. Rev. (Kuemper Proj.), Ser. 1998, (LOC: Allied Irish Bank), 1.33%, due 4/1/08			430	µß
1,000	Iowa Higher Ed. Loan Au. Rev. (Ed. Loan Private College Fac.), Ser. 1985, (MBIA Insured), 2.30%, due 4/2/08	VMIG1	A-1+	1,000	µg
1,340	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Proj.), Ser. 2004, (LOC: Allied Irish Bank), 1.33%, due 4/1/08	VMIG1	A-1+	1,340	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$285	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines), Ser. 2003, (LOC: Allied Irish Bank), 1.33%, due 4/1/08	VMIG1		$285	µß
3,890	Iowa Higher Ed. Loan Au. Rev. (Private College DuBuque Proj.), Ser. 2004, (LOC: Northern Trust Co.), 1.33%, due 4/1/08		A-1+	3,890	µß
2,850	Iowa Higher Ed. Loan Au. Rev. (Private College Fac.), Ser. 2002, (LOC: LaSalle National Bank), 1.30%, due 4/1/08		A-1+	2,850	µß
5,425	Iowa Higher Ed. Loan Au. Rev. (Private College Fac. Wartburg Fac. Proj.), Ser. 2000, 1.33%, due 4/1/08	VMIG1		5,425	µß
855	Iowa Higher Ed. Loan Au. Rev. (Private College-Univ. DuBuque), Ser. 2007, (LOC: Northern Trust Co.), 1.30%, due 4/1/08		A-1+	855	µß
3,535	Iowa Higher Ed. Loan Au. Rev. (Univ. of DuBuque), Ser. 2007 C, 4.50%, due 5/20/08		SP-1	3,538	ß
1,860	Iowa Higher Ed. Loan Au. Rev. RANS, Ser. 2007 B, 4.91%, due 5/20/08		SP-1	1,863	ß
4,125	Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			4,125	µß
				42,896

Kansas (1.9%)
6,145	Junction City G.O. Temporary Notes, Ser. 2007 C, 5.00%, due 6/1/08			6,155
1,185	Kansas St. Dev. Fin. Au. Lease Rev. (Kansas Dept. Admin.), Ser. 2002 J-1, 1.30%, due 4/1/08		A-1+	1,185	µ
3,865	Shawnee Co. Temporary Notes, Ser. 2007-2, 3.70%, due 10/1/08	MIG1		3,866
1,300	Univ. of Kansas Hosp. Au. Rev. (KU Hlth. Sys.), Ser. 2004, (LOC: Harris Trust & Savings Bank), 1.30%, due 4/1/08		A-1	1,300	µß
13,135	Wyandotte Co. Kansas City Unified G.O. Gov’t Muni. Temporary Notes, Ser. 2007-III, 3.55%, due 4/1/08	MIG1		13,135
20,200	Wyandotte Co. Kansas City Unified G.O. Gov’t Muni. Temporary Notes, Ser. 2007-V, 3.55%, due 11/1/08	MIG1		20,200
				45,841

Kentucky (0.5%)
8,460	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2007A-1, 3.65%, due 4/1/09 Putable 4/1/08	MIG1		8,460	µ
5,030	Simpson Co. Hosp. Rev. (Med. Ctr. Franklin, Inc.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.28%, due 4/3/08			5,030	µß
				13,490

Louisiana (0.6%)
1,265	Deutsche Bank Spears/Lifers Trust Var. St. (Jefferson), Ser. 2008-576, (AMBAC Insured), 2.27%, due 4/3/08		A-1+	1,265	µk
2,575	Deutsche Bank Spears/Lifers Trust Var. St. (Jefferson), Ser. 2008-577, (AMBAC Insured), 2.27%, due 4/3/08		A-1+	2,575	µk
7,350	Lafayette Econ. Dev. Au. Gulf Opportunity Zone Rev. (Stirling Lafayette LLC Proj.), Ser. 2008, (LOC: Regions Bank), 2.21%, due 4/3/08	VMIG1		7,350	µß
3,530	Louisiana Pub. Fac. Au. Hosp. Rev. (Pendleton Mem. Methodist), Ser. 1998, 5.25%, due 6/1/28 Pre-Refunded 6/1/08			3,595	ß
				14,785

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Maine (0.3%)
$3,395	Eclipse Funding Trust (Solar-Eclipse), Ser. 2007-0104, (FGIC Insured), 2.27%, due 4/3/08		A-1+	$3,395	µu
5,000	Maine Hlth. & Higher Ed. Fac. Au. Rev. (Piper Shores), Ser. 1999 A, 7.55%, due 1/1/29 Pre-Refunded 1/1/09			5,187	ß
				8,582

Maryland (0.4%)
7,595	Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Floaters), Ser. 2008-2402, (FGIC Insured), 2.31%, due 4/3/08	VMIG1		7,595	µs
1,300	Washington Suburban Sanitation Dist. BANS, Ser. 2003 A, (LOC: Landesbank Hessen-Thveringen Girozentrale), 1.95%, due 4/2/08	VMIG1		1,300	µ
				8,895

Massachusetts (2.4%)
5,350	Deutsche Bank Spears/Lifers Trust Var. St. (Massachusetts St.), Ser. 2008-528, (XLCA Insured), 2.26%, due 4/3/08			5,350	µk
10,000	Massachusetts Bay Trans. Au. Sales Tax Rev. (Floaters), Ser. 2006-3526, (LOC: Dexia Credit Locale de France), 2.21%, due 4/3/08		A-1+	10,000	µ
145	Massachusetts St. G.O. (Central Artery), Ser. 2000 A, (LOC: Landesbank Hessen-Thveringen Girozentrale), 1.25%, due 4/1/08	VMIG1	A-1+	145	µ
6,500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Floaters), Ser. 2008-2405, (FGIC Insured), 2.31%, due 4/3/08		A-1+	6,500	µs
14,620	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Floaters), Ser. 2004-937, (MBIA Insured), 2.30%, due 4/3/08			14,620	µy
4,850	Massachusetts St. Port Au. Rev. (Floaters), Ser. 1999-599, (FGIC Insured), 2.28%, due 4/3/08		A-1	4,850	µr
8,000	Massachusetts St. Turnpike Au. Metro. Hwy. Sys. Rev. (Floaters), Ser. 2000 - 334, (MBIA Insured), 6.00%, due 4/3/08	VMIG1		8,000	µs
4,300	Reset Option Cert. Trust II, Ser. 2006-680, (AMBAC Insured), 2.38%, due 4/3/08	VMIG1		4,300	µh
6,300	Worcester Reg. Trans. Au. RANS, Ser. 2007, 4.00%, due 6/27/08			6,301
				60,066

Michigan (2.0%)
10,000	ABN Amro Munitops Cert. Trust Rev., Ser. 2002-35, (FSA Insured), 2.23%, due 4/3/08	VMIG1		10,000	µc
1,925	De Witt Pub. Sch. (Putters), Ser. 2008-2532, (MBIA Insured), 2.41%, due 4/3/08	VMIG1		1,925	µo
5,370	Detroit Wtr. Supply Sys. (Putters), Ser. 2001-200Z, (FGIC Insured), 2.21%, due 4/3/08		A-1+	5,370	µo
3,775	Grand Rapids Hsg. Corp. Rev. (Floaters), Ser. 2005-3152, (FHA Insured), 2.29%, due 4/3/08		A-1	3,775	µ
1,840	Hartland Cons. Sch. Dist. G.O. (Floaters), Ser. 2005-1204, (LOC: Morgan Stanley), 2.16%, due 4/3/08	VMIG1		1,840	µ
11,150	Jackson Co. Hosp. Fin. Au. Hosp. Ref. Rev. (W.A. Foote Mem. Hosp.), Ser. 2006 B, (LOC: Bank of Nova Scotia), 2.23%, due 4/3/08		A-1+	11,150	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$15,000	Michigan St. Hsg. Dev. Au. Rental Hsg. Rev., Ser. 2002 B, (MBIA Insured), 4.00%, due 4/3/08		A-1+	$15,000	µp
				49,060

Minnesota (1.6%)
6,532	Arden Hills Hsg. & Hlth. Care Fac. Rev. (Presbyterian Homes), Ser. 1999 A, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	6,532	µß
1,000	Mankato Multi-Family Hsg. Rev. (Highland), Ser. 1997, (LOC: LaSalle National Bank), 1.33%, due 4/1/08		A-1+	1,000	µß
3,150	Mankato Rev. (Bethany Lutheran College), Ser. 2000 B, (LOC: Wells Fargo Bank & Trust Co.), 1.30%, due 4/1/08		A-1+	3,150	µß
5,635	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Allina Hlth. Sys.), Ser. 2007 B2, (MBIA Insured), 2.40%, due 4/1/08	VMIG1		5,635	µßd
5,000	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children’s Hosp. Clinics), Ser. 2007 A, (FSA Insured), 1.33%, due 4/1/08		A-1+	5,000	µßu
8,225	Minnesota Agricultural & Econ. Dev. Board Rev. (Hlth. Care Fac.-Essentia), Ser. 2008 C4, (LOC: KBC Bank), 1.30%, due 4/1/08		A-1+	8,225	µß
935	Roseville Private Sch. Fac. Rev. (Northwestern College Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 1.33%, due 4/1/08	VMIG1		935	µß
5,305	St. Cloud Hlth. Care Rev. (Centracare Hlth. Sys.), Ser. 2008 B, (LOC: Bank of Nova Scotia), 2.07%, due 4/3/08	VMIG1		5,305	µß
5,000	St. Cloud Hlth. Care Rev. (Centracare Hlth. Sys.), Ser. 2008 C, (LOC: Royal Bank of Canada), 2.20%, due 4/3/08	VMIG1		5,000	µß
				40,782

Mississippi (0.5%)
2,900	Mississippi Bus. Fin. Corp. Rev. (Hattiesburg Clinic), Ser. 2006, (LOC: AmSouth Bank), 2.27%, due 4/3/08	VMIG1		2,900	µß
8,500	Mississippi St. G.O. (Merlots), Ser. 2007-BR02, (MBIA Insured), 2.30%, due 4/2/08		A-1+	8,500	µv
				11,400

Missouri (3.6%)
100	Chesterfield Ind. Dev. Au. Ed. Fac. Rev. (Gateway Academy Proj.), Ser. 2003, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	100	µß
7,450	Howard Bend Levee Dist. (Floaters), Ser. 2005-3338, (XLCA Insured), 2.33%, due 4/3/08			7,450	µl
20,690	Missouri Joint Muni. Elec. Utils. Commission Pwr. Proj. Rev., Ser. 2007-11265, (AMBAC Insured), 2.27%, due 4/3/08	VMIG1		20,690	µh
2,440	Missouri St. Dev. Fin. Board Infrastructure Fac. Rev. (St. Louis Convention Ctr.), Ser. 2000 C, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	2,440	µ
12,050	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Christian Brothers), Ser. 2002 A, (LOC: Commerce Bank N.A.), 1.33%, due 4/1/08		A-1	12,050	µß
5,015	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury College), Ser. 1999, (LOC: Bank of America), 1.33%, due 4/1/08	VMIG1		5,015	µß
185	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury Univ.), Ser. 2003, (LOC: Bank of America), 1.33%, due 4/1/08	VMIG1		185	µß
5,500	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Kansas City Art Institute), Ser. 2005, (LOC: Commerce Bank N.A.), 1.33%, due 4/1/08		A-1	5,500	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$3,000	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Rockhurst Univ.), Ser. 2002, (LOC: Bank of America), 1.30%, due 4/1/08		A-1+	$3,000	µß
2,570	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis Univ.), Ser. 1999 B, (LOC: Bank of America), 1.33%, due 4/1/08	VMIG1	A-1+	2,570	µß
3,430	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis Univ.), Ser. 2002, (LOC: U.S. Bank), 1.33%, due 4/1/08	VMIG1		3,430	µß
125	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Bethesda Hlth. Group, Inc.), Ser. 2004, (LOC: U.S. Bank), 1.33%, due 4/1/08	VMIG1		125	µß
875	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Lutheran Sr. Svcs.), Ser. 2000, (LOC: U.S. Bank), 2.10%, due 4/2/08	VMIG1		875	µß
1,400	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (St. Francis Med. Ctr.), Ser. 1996 A, (LOC: Bank of America), 1.30%, due 4/1/08		A-1+	1,400	µß
3,980	Missouri St. Hlth. & Ed. Fac. Au. Rev. RANS (Rockhurst Univ.-Private Ed. Loan), Ser. 2007 B, 4.50%, due 4/24/08		SP-1	3,983	ß
2,075	Missouri St. Pub. Utils. Commission Rev. Construction Notes, Ser. 2007, 4.75%, due 9/1/08	MIG1		2,083
11,125	O Fallon Cert. Participation (Floaters), Ser. 2002-1396, (MBIA Insured), 3.75%, due 4/3/08	VMIG1		11,125	µr
4,020	St. Louis Co. Rockwood Sch. Dist. Number R-6 G.O., Ser. 2008 A, 5.00%, due 2/1/09			4,111
3,950	St. Louis Ind. Dev. Au. Ind. Rev. (Schnuck Markets, Inc.), Ser. 1985, (LOC: U.S. Bank), 2.22%, due 4/3/08	P-1		3,950	µß
				90,082

Nebraska (2.1%)
5,215	Central Plains Energy Proj. Rev. (Nebgas Proj.) (Merlots), Ser. 2007-E09, (LOC: Wachovia Bank & Trust Co.), 2.25%, due 4/2/08		A-1+	5,215	µ
2,040	Deutsche Bank Spears/Lifers Trust Var. St. (Omaha Spec. Oblig.), Ser. 2008-543, (LOC: Deutsche Bank), 2.27%, due 4/3/08		A-1+	2,040	µ
38,935	Nebhelp Inc. Rev. (Multi-Mode), Ser. 1985 E, (MBIA Insured), 3.60%, due 4/2/08	VMIG1	A-1+	38,935	µq
5,955	Nebraska Ed. Fin. Au. Rev. (Creighton Univ. Proj.), Ser. 2005 B, (LOC: JP Morgan Chase), 1.33%, due 4/1/08	VMIG1		5,955	µß
				52,145

Nevada (2.3%)
9,800	ABN Amro Munitops Cert. Trust Rev., Ser. 2006-47, (MBIA Insured), 3.01%, due 4/3/08	VMIG1		9,800	ñµc
9,985	Eclipse Funding Trust Var. St. (Solar Eclipse-Truckee Meadows Wtr.), Ser. 2007-0015, (XLCA Insured), 2.27%, due 4/3/08		A-1+	9,985	µu
10,000	Henderson Hlth. Care Fac. Rev., Ser. 2007-887CE, (LOC: Citibank, N.A.), 2.27%, due 4/3/08	VMIG1		10,000	µ
8,795	Nevada St. G.O. (Floaters), Ser. 2000-344, (FGIC Insured), 2.21%, due 4/3/08	VMIG1		8,795	µs
4,265	Nevada Sys. Higher Ed. Univ. Rev. (Floaters), Ser. 2005-1240, (AMBAC Insured), 2.71%, due 4/3/08		A-1+	4,265	µs
4,365	Reset Option Cert. Trust II-R Var. St. (Clark Co.), Ser. 2006-3048, (AMBAC Insured), 2.40%, due 4/3/08	VMIG1		4,365	µi
8,535	Truckee Meadows Wtr. Au. Wtr. Rev. (Floaters), Ser. 2007-2111, (XLCA Insured), 2.31%, due 4/3/08	VMIG1	A-1+	8,535	µs
				55,745

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

New Hampshire (2.4%)
$8,000	Cheshire Co. G.O. TANS, Ser. 2008, 2.50%, due 12/31/08			$8,014
13,220	Merrimack Co. G.O. TANS, Ser. 2008, 2.75%, due 12/30/08			13,278
800	New Hampshire Hlth. & Ed. Fac. Au. Rev. (Seacoast Hospice), Ser. 2006, (LOC: Citizens Bank), 2.35%, due 4/3/08			800	µ
5,000	New Hampshire St. Bus. Fin. Au. Rev. (Huggins Hosp.), Ser. 2007, (LOC: TD Banknorth N.A.), 1.28%, due 4/1/08		A-1+	5,000	µß
5,900	New Hampshire St. Bus. Fin. Au. Rev. (Littleton Reg. Hosp.), Ser. 2007, (LOC: TD Banknorth N.A.), 2.26%, due 4/3/08		A-1+	5,900	µß
4,000	New Hampshire St. Bus. Fin. Au. Rev. (Monadnock Comm. Hosp.), Ser. 2007, (LOC: TD Banknorth N.A.), 1.28%, due 4/1/08		A-1+	4,000	µß
4,200	New Hampshire St. Bus. Fin. Au. Rev. (Taylor Home), Ser. 2005 B, (LOC: TD Banknorth N.A.), 2.24%, due 4/3/08	VMIG1		4,200	µß
18,000	Strafford Co. G.O. TANS, Ser. 2008 A, 3.00%, due 12/31/08			18,080
				59,272

New Jersey (2.1%)
2,600	Deutsche Bank Spears/Lifers Trust Var. St. (New Jersey Trans. Trust Au.), Ser. 2007-DB452, (FSA Insured), 2.28%, due 4/3/08			2,600	µk
1,255	Deutsche Bank Spears/Lifers Trust Var. St. (Newark Hsg.), Ser. 2008-557, (MBIA Insured), 2.26%, due 4/3/08		A-1+	1,255	µk
4,400	Deutsche Bank Spears/Lifers Trust Var. St. (Newark Hsg.), Ser. 2008-511, (MBIA Insured), 2.26%, due 4/3/08			4,400	µk
19,200	Hamilton Township Mercer Co. G.O. TANS, Ser. 2008, 3.50%, due 10/24/08			19,274
14,200	Hoboken G.O. BANS, Ser. 2007, 3.90%, due 9/12/08			14,206
4,840	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Comm. Options, Inc. Proj.), Ser. 2007, (LOC: Wachovia Bank & Trust Co.), 2.13%, due 4/3/08			4,840	µß
4,685	New Jersey St. Trans. Corp. Cert., Ser. 2000-785, (AMBAC Insured), 2.28%, due 4/3/08		A-1	4,685	µr
				51,260

New Mexico (0.1%)
2,800	ABN Amro Munitops Cert. Trust Rev., Ser. 2005-42, (AMBAC Insured), 2.31%, due 4/3/08			2,800	ñµc

New York (2.9%)
34,395	Metro. Trans. Au. Commuter Fac. Rev. (Merlots), Ser. 1997 P, (FGIC Insured), 4.00%, due 4/2/08			34,395	µv
23,800	Metro. Trans. Au. Transit Fac. Rev. (Merlots), Ser. 2000 F, (FGIC Insured), 4.00%, due 4/2/08			23,800	µv
4,970	New York City Transitional Fin. Au. Rev., Ser. 2002-2A, (LOC: Dexia Credit Locale de France), 1.15%, due 4/1/08	VMIG1	A-1+	4,970	µ
4,330	New York G.O., Ser. 2004 H1, (LOC: Bank of New York), 1.15%, due 4/1/08	VMIG1	A-1+	4,330	µ
4,000	Onondaga Co. IDA Civic Fac. Rev. (Crouse Hlth. Hosp.), Ser. 2007 A, (LOC: Key Bank), 2.22%, due 4/2/08	VMIG1		4,000	µß
				71,495

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

North Carolina (1.0%)
$2,485	Eclipse Funding Trust (Solar Eclipse-Union Co.), Ser. 2006-0155, (AMBAC Insured), 2.27%, due 4/3/08		A-1+	$2,485	µu
3,500	North Carolina Med. Care Commission Hlth. Care Fac. Rev. (Lower Cape Fear Hospice), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.28%, due 4/3/08	VMIG1		3,500	µ
3,600	North Carolina Med. Care Commission Hlth. Care Fac. Rev. (Sisters of Mercy Svcs. Corp. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.28%, due 4/3/08	VMIG1		3,600	µß
14,665	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4112, (FGIC Insured), 2.24%, due 4/3/08			14,665	µl
				24,250

North Dakota (0.3%)
6,550	Cass Co. Hlth. Fac. Rev. (Hlth. Care-Essentia), Ser. 2008 A-2, (LOC: U.S. Bank), 2.25%, due 4/3/08		A-1+	6,550	µß

Ohio (4.6%)
40,000	American Muni. Pwr. BANS (Prairie St. Proj.), Ser. 2008, 3.50%, due 4/1/09	MIG1	SP-1+	40,350	Ø
8,000	Cincinnati Econ. Dev. Rev. BANS (Baldwin 300 Proj.), Ser. 2008, 3.05%, due 7/10/08			8,000
1,630	Clermont Co. Econ. Dev. Rev. (John Q Hammons Proj.), Ser. 1989, (LOC: Fifth Third Bank), 3.80%, due 5/1/08			1,630	µß
3,385	Cleveland-Cuyahoga Co. Port Au. Ed. Fac. Rev. (Laurel Sch. Proj.), Ser. 2004, (LOC: Key Bank), 2.29%, due 4/3/08			3,385	µß
2,000	Deutsche Bank Spears/Lifers Trust Var. St. (Cleveland), Ser. 2008-570, (FSA Insured), 2.27%, due 4/3/08			2,000	µk
1,305	Eclipse Funding Trust Var. St. (Solar-Eclipse-Ohio St. Higher Ed.), Ser. 2006-0107, (FGIC Insured), 2.27%, due 4/3/08		A-1+	1,305	µu
3,855	Hamilton Co. Hlth. Care Fac. Rev. (Sisters of Charity Sr. Care), Ser. 2002, (LOC: Fifth Third Bank), 2.17%, due 4/3/08			3,855	µß
4,750	Hamilton G.O. BANS, Ser. 2007, 4.00%, due 9/11/08			4,755
1,100	Licking Co. Career & Technology Ed. Ctrs. G.O. BANS (Sch. Fac. Construction), Ser. 2007, 4.50%, due 9/10/08			1,103
3,500	Lucas Co. G.O. Purp. Imp. Notes, Ser. 2007-1, 4.00%, due 9/18/08	MIG1	SP-1+	3,505
4,660	Marysville G.O. BANS, Ser. 2007, 4.13%, due 6/5/08	MIG1		4,664
3,500	Marysville Tax Increment Fin. Rev. (Coleman’s Crossing Rd.), Ser. 2007, (LOC: Fifth Third Bank), 4.25%, due 9/11/08			3,508
2,820	Ohio St. G.O., Ser. 2005-7508, (LOC: Citibank, N.A.), 2.24%, due 4/3/08	VMIG1		2,820	µ
4,850	Stark Co. Port Au. Econ. Dev. Rev. (Vision FC LLC Proj.), Ser. 2007, (LOC: Fifth Third Bank), 2.27%, due 4/4/08			4,850	µ
19,500	Union Township Tax Increment Rev. BANS, Ser. 2007, 4.25%, due 9/17/08	MIG1		19,556
7,300	Univ. of Toledo Gen. Receipts Bonds, Ser. 2001-SGA125, (FGIC Insured), 2.12%, due 4/2/08		A-1+	7,300	µt
				112,586

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Oklahoma (1.4%)
$6,995	Hulbert Econ. Dev. Au. Econ. Dev. Rev., Ser. 2007-301, (LOC: Bank of America), 2.25%, due 4/3/08	VMIG1		$6,995	µ
27,350	Tulsa Co. Ind. Au. Cap. Imp. Rev., Ser. 2003 A, (LOC: Bank of America), 3.45%, due 5/15/17 Putable 5/15/08		A-1+	27,350	µ
				34,345

Oregon (0.5%)
1,795	Multnomah Co. Higher Ed. Rev. (Concordia Univ. Portland Proj.), Ser. 1999, (LOC: Key Bank), 1.33%, due 4/1/08	VMIG1		1,795	µß
6,315	Oregon Sch. Boards Assoc. Short-Term Borrowing Prog. Cert. Participation, Ser. 2007 A, 3.80%, due 5/30/08			6,315
3,145	Oregon St. Homeowner Rev. (Floaters), Ser. 2006-229, (LOC: Lloyd’s Bank), 2.23%, due 4/3/08	VMIG1		3,145	µr
				11,255

Pennsylvania (1.5%)
8,000	Adams Co. Ind. Dev. Au. Rev. (Brethren Home Comm. Proj.), Ser. 2007, (LOC: PNC Bank), 2.28%, due 4/3/08		A-1+	8,000	µß
14,125	Butler Co. Gen. Au. Rev. (Hampton Township Sch. Dist. Proj.), Ser. 2007, (FSA Insured), 2.11%, due 4/3/08			14,125	µv
8,000	Chester Co. Ind. Dev. Au. Std. Hsg. Rev. (Univ. Std. Hsg. LLC), Ser. 2008 A, (LOC: Citizens Bank), 2.15%, due 4/3/08	VMIG1		8,000	µ
1,615	Deutsche Bank Spears/Lifers Trust Var. St. (Philadelphia), Ser. 2008-554, (FGIC Insured), 2.27%, due 4/3/08			1,615	µk
2,085	Lawrence Co. Ind. Dev. Au. Rev. (Villa Maria Proj.), Ser. 2003, (LOC: Allied Irish Bank), 2.25%, due 4/3/08	VMIG1		2,085	µßØØ
2,600	Norwin Sch. Dist. (Merlots), Ser. 2008-D25, (FSA Insured), 2.25%, due 4/2/08	VMIG1		2,600	µv
				36,425

Puerto Rico (0.7%)
10,000	Puerto Rico Pub. Bldg. Au. Rev. Gtd. (Floaters), Ser. 2008-2562D, (CIFG Insured), 2.28%, due 4/3/08		A-1+	10,000	µs
5,115	Puerto Rico Pub. Fin. Corp. (Floaters), Ser. 1999-502, (AMBAC Insured), 2.26%, due 4/3/08		A-1	5,115	µr
3,250	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. (Floaters), Ser. 2007-2019, (LOC: Morgan Stanley), 2.27%, due 4/3/08		A-1+	3,250	µ
				18,365

South Carolina (1.6%)
3,700	Charleston Ed. Excellence Fin. Corp. Rev., Ser. 2006-515, (AGC Insured), 2.27%, due 4/3/08			3,700	µh
4,505	Jasper Co. Rev. BANS, Ser. 2007, 3.85%, due 7/1/08			4,505
9,800	Lexington Wtr. & Swr. Sys. Rev. BANS, Ser. 2007, 3.15%, due 12/15/08	MIG1		9,803
1,300	Macon Trust Var. St., Ser. 2007-303, (LOC: Bank of America), 2.25%, due 4/3/08	VMIG1		1,300	µ
10,385	Scago Ed. Fac. Corp. Pickens Sch. Dist. (Putters), Ser. 2007-1907, (FSA Insured), 2.29%, due 4/3/08	VMIG1		10,385	µo
9,345	Western Carolina Reg. Swr. Au. Swr. Sys. Rev., Ser. 2007-11123, (FSA Insured), 2.27%, due 4/3/08		A-1+	9,345	µh
				39,038

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

South Dakota (0.7%)
$14,300	South Dakota St. Hlth. & Ed. Fac. Au. Rev. (Rapid City Reg. Hosp.), Ser. 2003, (MBIA Insured), 6.00%, due 4/1/08	VMIG1		$14,300	µßu
3,600	Watertown IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			3,600	µß
				17,900

Tennessee (0.5%)
1,400	Memphis-Shelby Co. IDB Rev. (Medical Group, Inc.), Ser. 1999, (LOC: SunTrust Bank), 2.23%, due 4/3/08	P-1		1,400	µß
8,050	Metro. Gov’t Nashville & Davidson Co. IDB Multi-Family Hsg. Rev. (Spinnaker), Ser. 2002, (LOC: Fannie Mae), 2.23%, due 4/2/08		A-1+	8,050	µß
3,250	Sevier Co. Pub. Bldg. Au. (Pub. Construction Notes Proj.), Ser. 2007-A6, 3.80%, due 4/1/10 Putable 4/1/08	MIG1		3,250	µ
				12,700

Texas (12.1%)
7,780	ABN Amro Munitops Cert. Trust Rev., Ser. 2006-30, (PSF Insured), 2.23%, due 4/3/08	VMIG1		7,780	ñµc
6,630	ABN Amro Munitops Cert. Trust Rev., Ser. 2000-10, (MBIA Insured), 2.26%, due 4/3/08	VMIG1		6,630	ñµc
1,255	ABN Amro Munitops Cert. Trust Rev., Ser. 2006-7, (MBIA Insured), 3.01%, due 4/3/08	VMIG1		1,255	ñµc
7,945	Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Merlots), Ser. 2007-G02, (LOC: Bank of New York), 2.25%, due 4/2/08		A-1+	7,945	µ
4,610	Austin Wtr. & Wastewater Sys. Rev. (Merlots), Ser. 2006-D10, (FSA Insured), 2.30%, due 4/2/08		A-1+	4,610	µv
4,005	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2036, (LOC: Branch Banking & Trust Co.), 2.26%, due 4/3/08	VMIG1		4,005	µ
10,540	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2010, (LOC: Branch Banking & Trust Co.), 2.27%, due 4/3/08	VMIG1		10,540	µ
5,235	Dallas Area Rapid Transit Sales Tax Rev. (Floaters), Ser. 2003-1195, (FGIC Insured), 2.34%, due 4/3/08		A-1	5,235	µr
5,140	Deutsche Bank Spears/Lifers Trust Var. St. (Austin), Ser. 2007-366, (AMBAC Insured), 2.33%, due 4/3/08		A-1+	5,140	µk
1,300	Deutsche Bank Spears/Lifers Trust Var. St. (Austin), Ser. 2008-548, (FGIC Insured), 2.27%, due 4/3/08		A-1+	1,300	µk
1,905	Deutsche Bank Spears/Lifers Trust Var. St. (Brownsville), Ser. 2008-533, (AMBAC Insured), 2.27%, due 4/3/08			1,905	µk
1,430	Deutsche Bank Spears/Lifers Trust Var. St. (Corpus Christi), Ser. 2008-540, (FSA Insured), 2.27%, due 4/3/08			1,430	µk
1,890	Deutsche Bank Spears/Lifers Trust Var. St. (Dickinson Independent Sch. Dist.), Ser. 2008-541, (PSF Insured), 2.27%, due 4/3/08		A-1+	1,890	µk
1,120	Deutsche Bank Spears/Lifers Trust Var. St. (Fort Bend Co.), Ser. 2008-556, (MBIA Insured), 2.27%, due 4/3/08		A-1+	1,120	µk
4,600	Deutsche Bank Spears/Lifers Trust Var. St. (Houston Utils.), Ser. 2008-551, (FGIC Insured), 2.27%, due 4/3/08		A-1+	4,600	µk
7,485	Deutsche Bank Spears/Lifers Trust Var. St. (Lovejoy Independent Sch. Dist.), Ser. 2008-514, (PSF Insured), 2.27%, due 4/3/08		A-1+	7,485	µk

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$4,250	Deutsche Bank Spears/Lifers Trust Var. St. (Seminole), Ser. 2008-559, (PSF Insured), 2.27%, due 4/3/08		A-1+	$4,250	µk
1,500	Deutsche Bank Spears/Lifers Trust Var. St. (Southwest), Ser. 2008-569, (PSF Insured), 2.27%, due 4/3/08		A-1+	1,500	µk
1,390	Deutsche Bank Spears/Lifers Trust Var. St. (Temple Independent Sch. Dist.), Ser. 2008-560, (PSF Insured), 2.27%, due 4/3/08		A-1+	1,390	µk
6,785	Dickinson Independent Sch. Dist. (Putters), Ser. 2007-1518B, (PSF Insured), 2.29%, due 4/3/08	VMIG1		6,785	µo
2,965	Dickinson Independent Sch. Dist. (Putters), Ser. 2007-1517B, (PSF Insured), 2.29%, due 4/3/08	VMIG1		2,965	µo
4,690	Eclipse Funding Trust (Solar Eclipse-Houston Independent Sch.), Ser. 2006-0019, (FSA Insured), 2.26%, due 4/3/08	VMIG1		4,690	ñµu
14,200	Harris Co. Flood Ctrl. Dist., Ser. 2008 B, (LOC: Dexia Credit Locale de France), 2.15%, due 4/3/08	VMIG1	A-1+	14,200	µ
6,480	Harris Co. Hlth. Fac. Dev. Corp. Rev. (Putters), Ser. 2005-1018, (LOC: JP Morgan Chase), 2.29%, due 4/3/08	VMIG1	A-1+	6,480	µ
3,925	Houston G.O., Ser. 2007-11289, (MBIA Insured), 2.30%, due 4/3/08		A-1+	3,925	µh
7,695	Houston Utils. Sys. Rev. (Floaters), Ser. 2008-2343, (MBIA Insured), 2.31%, due 4/3/08		A-1+	7,695	µs
8,170	JP Morgan Chase & Co. (Putters), Ser. 2007-2383P, (LOC: JP Morgan Chase), 2.51%, due 4/3/08			8,170	µ
5,900	Kendall Co. Hlth. Fac. Dev. Corp. Hlth. Care Rev. (Morningside Ministries), Ser. 2008 A, (LOC: Allied Irish Bank), 2.12%, due 4/3/08	VMIG1		5,900	µß
9,935	McKinney Independent Sch. Dist. (Floaters), Ser. 2006-26TP, (PSF Insured), 2.27%, due 4/3/08		A-1+	9,935	µx
19,740	Munitops II Trust, Ser. 2007-63, (PSF Insured), 2.24%, due 4/3/08			19,740	µc
6,155	Pflugerville Independent Sch. Dist. (Merlots), Ser. 2008 D-41, (PSF Insured), 2.25%, due 4/2/08		A-1+	6,155	µv
5,740	Puttable Floating Option Tax Exempt Receipts, Ser. 2007, (MBIA Insured), 3.75%, due 4/3/08			5,740	µr
8,190	Puttable Floating Option Tax Exempt Receipts (Floaters) (Lampasasa), Ser. 2007-4309, (PSF Insured), 2.24%, due 4/3/08			8,190	µr
7,355	Red River Ed. Fin. Rev. (Parish Day Sch. Proj.), Ser. 2001 A, (LOC: Allied Irish Bank), 2.25%, due 4/2/08	VMIG1		7,355	µß
68,570	Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. (Floaters), Ser. 2007-2132, (LOC: Morgan Stanley), 2.38%, due 4/3/08		A-1+	68,570	µ
20,525	Texas Muni. Gas Acquisition & Supply Corp. II Gas Supply Rev., Ser. 2007-10014, (LOC: Dexia Credit Locale de France), 2.31%, due 4/3/08	VMIG1	A-1+	20,525	µ
2,000	Texas St. Pub. Fin. Au. Rev. (Stephen F. Austin-Financing Sys.), Ser. 2008, (FSA insured), 4.00%, due 4/15/08			2,001	ß
6,260	Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (East Texas Med. Ctr.), Ser. 1997 D, (FSA Insured), 5.38%, due 11/1/27 Pre-Refunded 2/16/09			6,558
3,515	Univ. of Texas Univ. Rev., Ser. 2007-1080, (LOC: Citigroup Global Markets), 2.24%, due 4/3/08	VMIG1		3,515	µ
				299,104

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Utah (0.8%)
$2,950	Lehi Elec. Utils. Rev., Ser. 2005, (FSA Insured), 2.35%, due 4/2/08			$2,950	µl
12,000	Riverton Hosp. Rev. (Putters), Ser. 2007-1762, (LOC: JP Morgan Chase), 2.29%, due 4/3/08	VMIG1		12,000	µ
5,500	Salt Lake Valley Fire Svc. Area TRANS, Ser. 2008, 3.75%, due 12/30/08			5,530
				20,480

Vermont (0.0%)
195	Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Northeastern Hosp.), Ser. 2004 A, (LOC: TD Banknorth N.A.), 1.20%, due 4/1/08	VMIG1		195	µß

Virginia (0.7%)
7,500	ABN Amro Munitops. Cert. Trust Rev., Ser. 2005-48, (LOC: Bank of America), 2.23%, due 4/3/08	VMIG1		7,500	ñµ
9,070	Norfolk Parking Sys. Rev., Ser. 2007-10261, (AMBAC Insured), 2.53%, due 4/3/08	VMIG1	A-1	9,070	µp
				16,570

Washington (3.3%)
3,750	DFA Muni Trust Var. St. (Floaters), Ser. 2007-3003, (FSA Insured), 2.28%, due 4/3/08			3,750	µj
10,920	Eclipse Funding Trust (Solar Eclipse-Port-Seattle), Ser. 2006-0063, (MBIA Insured), 2.24%, due 4/3/08		A-1+	10,920	µu
3,395	Eclipse Funding Trust Var. St. (Solar Eclipse), Ser. 2007-0106, (MBIA Insured), 2.27%, due 4/3/08		A-1+	3,395	µu
3,700	Everett Pub. Fac. Dist. Proj. Rev., Ser. 2007, (LOC: Dexia Credit Locale de France), 1.33%, due 4/1/08		A-1+	3,700	µ
4,622	King Co. Swr. Rev. (Floaters), Ser. 2005-1091, (FSA Insured), 2.21%, due 4/3/08			4,622	µs
29,525	King Co. Swr. Rev. (Merlots), Ser. 2000 E, (FGIC Insured), 4.00%, due 4/2/08			29,525	µv
2,900	Washington St. G.O., Ser. 2008-11308, (LOC: Citibank N.A.), 2.26%, due 4/3/08		A-1	2,900	µ
17,000	Washington St. Hlth. Care Fac. Au. Rev. (Swedish Hlth. Svcs.), Ser. 2006, (LOC: Citibank, N.A.), 2.18%, due 4/2/08	VMIG1	A-1+	17,000	µß
2,920	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Annie Wright School), Ser. 2002, (LOC: Bank of America), 1.30%, due 4/1/08	VMIG1		2,920	µß
1,000	Washington St. Hsg. Fin. Commission Non-Profit Rev. (St. Vincent de Paul Proj.), Ser. 2000 A, (LOC: Wells Fargo Bank & Trust Co.), 2.19%, due 4/3/08		A-1+	1,000	µß
1,900	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 1.33%, due 4/1/08	VMIG1		1,900	µß
				81,632

West Virginia (0.4%)
9,295	Eclipse Funding Trust Var. St. (Solar Eclipse-West Virginia St. Wtr.), Ser. 2006-0127, (FSA Insured), 2.23%, due 4/3/08		A-1+	9,295	µu

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Wisconsin (4.7%)
$19,310	Eclipse Funding Trust Var. St. (Solar Eclipse-Wisconsin St.), Ser. 2007-0004, (FSA Insured), 2.25%, due 4/3/08		A-1+	$19,310	µu
1,095	New Richmond Sch. Dist. BANS, Ser. 2007, 4.13%, due 6/6/08	MIG1		1,095
7,900	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-545, (MBIA Insured), 2.24%, due 4/3/08			7,900	µr
15,980	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4391, (LOC: Dexia Credit Locale de France), 2.36%, due 4/3/08	VMIG1		15,980	µ
7,500	Walworth Co. Metro. Swr. Dist., Ser. 2008, 2.65%, due 4/1/09		SP-1+	7,515	Ø
10,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Bay Area Med. Ctr., Inc.), Ser. 2008, (LOC: Marshall & Ilsley), 1.33%, due 4/1/08		A-1	10,000	µß
500	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Alverno College Proj.), Ser. 1997, (LOC: Allied Irish Bank), 1.33%, due 4/1/08	VMIG1		500	µß
11,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Hlth. Care), Ser. 2006 C, (LOC: Marshall & Ilsley), 1.30%, due 4/1/08		A-1	11,000	µß
4,125	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Blood Ctr.), Ser. 1994 A, (LOC: Marshall & Ilsley), 2.13%, due 4/2/08		A-1	4,125	µß
3,145	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Concordia Univ. of Wisconsin, Inc. Proj.), Ser. 2006, (LOC: Marshall & Ilsley), 2.40%, due 4/3/08			3,145	µß
3,145	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Edgewood College), Ser. 2006, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	3,145	µß
13,205	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floaters), Ser. 2003-858, (MBIA Insured), 5.15%, due 4/3/08			13,205	µp
860	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Gundersen Lutheran), Ser. 2000 A, (FSA Insured), 1.33%, due 4/1/08		A-1+	860	µßl
7,770	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Gundersen Lutheran), Ser. 2000 B, (FSA Insured), 1.33%, due 4/1/08		A-1+	7,770	µßl
1,400	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Lutheran College Proj.), Ser. 2003, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	1,400	µß
935	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Riverview Hosp. Assoc.), Ser. 2001, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	935	µß
7,495	Wisconsin St. Hsg. & Econ. Dev. Au. Hsg. Rev., Ser. 2007 B, (LOC: Bank of America), 1.95%, due 4/3/08	VMIG1	A-1+	7,495	µ
				115,380

	Total Investments (101.3%)			2,503,067
	Liabilities, less cash, receivables and other assets [(1.3%)]			(32,216)
	Total Net Assets (100.0%)			$2,470,851

See Notes to Schedule of Investments

Schedule of Investments Municipal Master Series

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Alabama (0.2%)
$988	Birmingham Pub. Park & Rec. Board Rev., Ser. 1997, (LOC: Regions Bank), 2.36%, due 4/3/08			$988	µß

Arizona (0.3%)
1,365	Coconino Co. Ind. Dev. Au. IDR. (Scuff Steel Proj.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 2.31%, due 4/3/08		A-1+	1,365	µß

California (4.4%)
4,000	California Statewide CDA Multi-Family Hsg. Rev., Ser. 2007-836 CE, (LOC: Citigroup Global Markets), 2.38%, due 4/3/08	VMIG1		4,000	µØØ
1,260	California Statewide Comm. Dev. Corp. Rev. (RL Group LLC), Ser. 1998 C, (LOC: Mellon 1st Business Bank), 2.25%, due 4/2/08			1,260	µß
9,000	Contra Costa Co. Multi-Family Hsg. Rev. (Pleasant Hill BART Transit), Ser. 2006 A, (LOC: Calyon Bank), 3.65%, due 4/15/46 Putable 8/1/2008			9,000	ß
1,205	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2006-EC001, (LOC: Merrill Lynch Capital Markets), 2.41%, due 4/3/08			1,205	µ
1,900	Riverside Co. Ind. Dev. Au. IDR (Rockwin Corp. Proj.), Ser. 1987 II, (LOC: Royal Bank of Canada), 2.32%, due 4/2/08			1,900	µ
				17,365

Colorado (1.3%)
1,000	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.50%, due 12/1/36 Putable 12/1/08		A-1+	1,000
2,225	Colorado Hsg. & Fin. Au. Econ. Dev. Rev. (Kapteyn-Murnane Labs, Inc.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 2.46%, due 4/3/08			2,225	µß
1,990	El Paso Co. Single Family Mtge. Rev. (Merlots), Ser. 2007-C44, (LOC: Government National Mortgage Association), 2.35%, due 4/2/08	VMIG1		1,990	µd
				5,215

Delaware (0.1%)
450	Delaware St. Econ. Dev. Au. Multi-Family Rev. (Sch. House Proj.), Ser. 1985, (LOC: HSBC Bank N.A.), 2.40%, due 4/2/08	VMIG1		450	µ

Florida (7.0%)
5,700	Brooks of Bonita Springs II Comm. Dev. Dist. Cap. Imp. Rev., Ser. 2000 A, 7.00%, due 5/1/31 Pre-Refunded 5/1/08			5,843
3,250	Florida Dev. Fin. Corp. IDR (4504 30th Street West LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			3,250	µß
1	Miami-Dade Co. Aviation Rev., Ser. 2007 E, (FSA Insured), 2.33%, due 4/3/08	VMIG1		1	µd
2,095	Miami-Dade Co. Expressway Au. Toll Sys. Rev. (Putters), Ser. 2000-160Z, (FGIC Insured), 2.21%, due 4/3/08	VMIG2	A-1+	2,095	µo
910	Ocean Hwy. & Port Au. Rev., Ser. 1990, (LOC: Wachovia Bank & Trust Co.), 2.35%, due 4/2/08	VMIG1	A-1+	910	µ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$690	Orange Co. Hsg. Fin. Au. Multi-Family Rev., Ser. 2000 E, (LOC: Bank of America), 2.37%, due 4/2/08	VMIG1		$690	µßØØ
1,090	Orange Co. Hsg. Fin. Au. Multi-Family Rev. (Putters), Ser. 2005-1179, (LOC: JP Morgan Chase), 2.39%, due 4/3/08	VMIG1		1,090	µ
3,200	Pinellas Co. Ind. Dev. Au. Rev. (DGT Mgmt/Work Tools), Ser. 2007, (LOC: RBC Centura Bank), 2.35%, due 4/2/08		A-1	3,200	µß
10,480	RBC Muni. Prod., Inc. Trust Var. Sts. Ser. 2008-E2, (LOC: Royal Bank of Canada), 2.36%, due 4/3/08		A-1+	10,480	µß
				27,559

Georgia (3.9%)
640	Atlanta Arpt. Rev. (Merlots), Ser. 2004 C14, (FSA Insured), 2.35%, due 4/2/08	VMIG1		640	µv
1,800	Atlanta Urban Residential Fin. Au. Multi-Family Hsg. Rev. (Capitol Gateway Apts.), Ser. 2005, (LOC: Bank of America), 2.31%, due 4/3/08		A-1+	1,800	µß
790	Canton Hsg. Au. Multi-Family Rev. (Canton Mill Lofts Proj.), Ser. 1999, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08		A-1+	790	µß
5,660	Carroll Co. Dev. Au. Rev. (Royal Metal Prod., Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08	VMIG1		5,660	µß
850	Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldgs.), Ser. 1997, (LOC: JP Morgan Chase), 4.00%, due 4/3/08			850	µß
2,405	Gordon Co. Dev. Au. IDR (Nance Carpet & Rug, Inc. Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			2,405	µß
1,035	Gwinnett Co. Dev. Au. IDR (Color Image, Inc. Proj.), Ser. 1999, (LOC: SouthTrust Bank), 2.38%, due 4/3/08			1,035	µß
2,250	Jasper Co. Dev. Au. IDR (PermaTherm, Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			2,250	µß
				15,430

Hawaii (1.5%)
5,795	Hawaii St. Pub. Sch. Imp. Rev., Ser. 2004-6035, (MBIA Insured), 2.29%, due 4/3/08	VMIG1		5,795	µi

Idaho (0.6%)
2,440	Idaho Hsg. & Fin. Assoc. Single Family Mtge. Rev., Ser. 2007-11192, (LOC: Citibank, N.A.), 2.32%, due 4/3/08	VMIG1		2,440	µ

Illinois (9.3%)
2,900	Aurora Single Family Mtge. Rev. (Merlots), Ser. 2007-C55, (LOC: Government National Mortgage Association), 2.30%, due 4/2/08		A-1+	2,900	µd
4,500	Chicago Enterprise Zone Rev. (J & A LLC Proj.), Ser. 2002, (LOC: Charter One Bank), 2.42%, due 4/3/08			4,500	µ
3,435	Chicago IDR (Evans Food Prod. Co. Proj.), Ser. 1998, (LOC: LaSalle National Bank), 2.20%, due 4/3/08		A-1+	3,435	µ
1,160	Chicago Multi-Family Hsg. Rev. (Churchview Supportive Living Fac.), Ser. 2003, (LOC: Harris Trust & Savings Bank), 2.35%, due 4/3/08	VMIG1		1,160	µß
1,900	Chicago Single Family Mtge. Rev., Ser. 2007-10218, (LOC: Government National Mortgage Association), 2.32%, due 4/3/08	VMIG1		1,900	µi

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$1,400	Elgin IDR (Bailey Dev. LLC Proj.), Ser. 1996 A, (LOC: LaSalle National Bank), 2.20%, due 4/3/08		A-1+	$1,400	µß
1,400	Elmhurst IDR (Randall Mfg. Prod. Proj.), Ser. 2002, (LOC: LaSalle National Bank), 2.41%, due 4/3/08		A-1+	1,400	µß
700	Illinois Dev. Fin. Au. IDR (Florence Corp. Proj.), Ser. 1997, (LOC: Bank One), 3.60%, due 4/3/08			700	µß
830	Illinois Dev. Fin. Au. IDR (JVM LLC Proj.), Ser. 2001, (LOC: Fifth Third Bank), 2.34%, due 4/3/08			830	µß
4,570	Illinois Dev. Fin. Au. IDR (Trim-Rite Food Corp. Proj.), Ser. 2000, (LOC: Fifth Third Bank), 2.34%, due 4/4/08			4,570	µß
700	Illinois Dev. Fin. Au. Rev. (American Academy), Ser. 2001, (LOC: Bank One), 2.95%, due 4/3/08			700	µßØØ
500	Illinois Fin. Au. IDR (E Kinast Proj.), Ser. 2005 A, (LOC: JP Morgan Chase), 3.50%, due 4/3/08			500	µß
3,400	Illinois Fin. Au. IDR (Injection Plastic Corp.), Ser. 2006 A, (LOC: Wachovia Bank & Trust Co.), 2.25%, due 4/2/08			3,400	µß
1,000	Illinois Fin. Au. IDR (Meyer Ind. LLC Proj.), Ser. 2006, (LOC: Fifth Third Bank), 2.34%, due 4/3/08			1,000	µß
930	Illinois Fin. Au. IDR (Transparent Container Proj.), Ser. 2004, (LOC: Bank One), 3.60%, due 4/3/08	VMIG1		930	µß
4,300	Orland Park IDR (Panduit Corp. Proj.), Ser. 1996, (LOC: Fifth Third Bank), 2.27%, due 4/2/08		A-1+	4,300	µß
3,000	Southwestern Illinois Dev. Au. Rev. (Arizon Co., Inc. Proj.), Ser. 2007, (LOC: Marshall & Ilsley), 2.40%, due 4/3/08		A-1	3,000	µß
				36,625

Indiana (4.9%)
500	Hammond Econ. Dev. Rev. (A.M. Castle & Co. Proj.), Ser. 1994, (LOC: Bank of America), 3.60%, due 4/3/08			500	µß
5,225	Indianapolis Local Pub. Imp. Bond Bank, Ser. 2003 A, (AMBAC Insured), 2.26%, due 4/3/08			5,225	µl
4,515	Jeffersonville Econ. Dev. Rev. (Eagle Steel Prods., Inc. Proj.), Ser. 2007, (LOC: Fifth Third Bank), 2.34%, due 4/4/08			4,515	µß
890	Kendallville Econ. Dev. Rev. (Metal Shred Ind. Proj.), Ser. 2006, (LOC: Fifth Third Bank), 2.34%, due 4/4/08			890	µß
2,265	Kokomo Econ. Dev. Rev. (Village Comm. Partners IV Proj.), Ser. 1995, (LOC: Federal Home Loan Bank), 2.40%, due 4/3/08	VMIG1		2,265	µß
2,600	La Porte Co. Econ. Dev. Rev. (Van Air Proj.), Ser. 2007, (LOC: LaSalle National Bank), 2.25%, due 4/3/08			2,600	µß
1,087	Noblesville Econ. Dev. Rev. (Princeton Lakes Apts. Proj.), Ser. 2003 B, (LOC: Federal Home Loan Bank), 2.20%, due 4/3/08		A-1+	1,087	µß
1,105	North Vernon Econ. Dev. Rev. (Oak Meadows Apt. Proj.), Ser. 1995, (LOC: Federal Home Loan Bank), 2.10%, due 4/2/08		A-1+	1,105	µß
770	Plymouth Econ. Dev. Rev. (Hillcrest Apts. Proj.), Ser. 1998 A, (LOC: Federal Home Loan Bank), 2.43%, due 4/2/08		A-1+	770	µß
500	Tippecanoe Co. Econ. Dev. Ref. Rev. (Lafayette Venetian Blind), Ser. 2004, (LOC: PNC Bank), 2.28%, due 4/3/08			500	µß
				19,457

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Iowa (3.0%)
$500	Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			$500	µß
9,150	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007, (FHA Insured), 2.26%, due 4/3/08	VMIG1		9,150	µr
2,215	Sergeant Bluff IDR (Sioux City Brick & Tile Proj.), Ser.1996, (LOC: U.S. Bank), 3.60%, due 4/3/08			2,215	µß
				11,865

Kansas (1.0%)
3,925	Junction City G.O., Ser. 2007 A, 5.00%, due 6/1/08			3,931

Kentucky (2.5%)
200	Bardstown Ind. Rev. (JAV Invt. LLC Proj.), Ser. 2001, (LOC: Bank One Michigan), 3.60%, due 4/3/08			200	µß
2,790	Boone Co. Ind. Bldg. Rev. (Benda-Lutz Corp. Proj.), Ser. 2005, (LOC: Fifth Third Bank), 2.34%, due 4/4/08			2,790	µß
2,665	Fort Mitchell Ind. Bldg. Rev. (Grandview/Hemmer Proj.), Ser. 1986, (LOC: PNC Bank), 3.75%, due 8/1/16 Putable 8/1/08			2,665
4,000	Fulton Co. Ind. Bldg. Rev. (Burke-Parsons-Bowlby Corp.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			4,000	µß
315	Trimble Co. Econ. Dev. Rev. (Synthetic Materials Proj.), Ser. 2000, (LOC: Citizens Bank), 2.25%, due 4/3/08			315	µß
				9,970

Louisiana (2.5%)
1,000	Calcasieu Parish Pub. Trust Au. Gulf Opportunity Zone Rev. (Delta Equine Ctr. LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			1,000	µß
6,969	Louisiana HFA Single Family Mtge. Rev. (Floaters), Ser. 2006-1566, (LOC: Depfa Bank PLC), 2.33%, due 4/3/08		A-1+	6,969	µs
1,920	Louisiana Local Gov’t Env. Facs. & Comm. Dev. Rev. (SRL Holdings LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			1,920	µß
				9,889

Maine (2.5%)
9,500	Maine St. Hsg. Au. Mtge., Ser. 2007 F, 3.85%, due 11/15/34 Putable 9/22/08	VMIG1	A-1+	9,521
410	Westbrook Rev. (Corriveau-Routhier, Inc. Proj.), Ser. 1986, (LOC: Fleet National Bank), 4.13%, due 12/15/08			410	µß
				9,931

Maryland (0.4%)
1,660	Howard Co. IDR (Preston CT Ltd. Partnership), Ser. 1986, (LOC: SunTrust Bank), 2.75%, due 4/1/08		A-1+	1,660	µß

Massachusetts (3.0%)
3,000	Cape Cod Reg. Transit Au. RANS, Ser. 2007, 4.00%, due 7/31/08			3,001
2,400	Greater Attleboro Taunton Reg. Transit Au. RANS, Ser. 2007, 4.00%, due 8/22/08			2,401

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$1,150	Massachusetts St. HFA, Ser. 2005 A, (FSA Insured), 3.85%, due 6/1/08			$1,150
4,975	Massachusetts St. Ind. Fin. Agcy. Rev. (Sr. Living Fac.-Forge Hill Proj.), Ser. 1998, 6.75%, due 4/1/30 Pre-Refunded 4/1/08			5,122	ß
				11,674

Michigan (2.4%)
1,000	ABN Amro Munitops Cert. Trust Rev., Ser. 2004-2, (LOC: Government National Mortgage Association), 2.27%, due 4/3/08	VMIG1		1,000	µc
2,760	Genesee Co. Econ. Dev. Corp. Ltd. Oblig. Rev. (Cramer Inc. Proj.), Ser. 2000 (LOC: Fifth Third Bank), 2.51%, due 4/3/08			2,760	µß
5,600	Michigan St. Hsg. Dev. Au. Ltd. Oblig. Multi-Family Hsg. Rev. (Benton Harbor Proj.), Ser. 2006, (LOC: Fifth Third Bank), 4.35%, due 6/1/41 Putable 7/1/08	VMIG1		5,605	ß
				9,365

Minnesota (1.5%)
845	Blaine IDR (SUPERVALU, Inc. Proj.), Ser. 1993, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			845	µß
2,415	Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 2.31%, due 4/3/08	VMIG1		2,415	µß
280	Roseville Private Sch. Fac. Rev. (Northwestern College Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 1.33%, due 4/1/08	VMIG1		280	µß
500	Rush City IDR (Plastech Corp. Proj.), Ser. 1999, (LOC: U.S. Bank), 2.49%, due 4/3/08			500	µ
1,300	St. Paul Hsg. & Redev. Au. Rev. (Goodwill/Easter Seals Proj.), Ser. 2000, (LOC: U.S. Bank), 2.40%, due 4/3/08			1,300	µß
605	Stillwater IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			605	µß
100	Woodbury Private Sch. Fac. Rev. (St. Ambrose Proj.), Ser. 1999, (LOC: U.S. Bank), 2.35%, due 4/2/08			100	µß
				6,045

Missouri (6.8%)
5,300	Bridgeton Ind. Dev. Au. Ind. Rev. (Stolze Printing Proj.), Ser. 2006, (LOC: Marshall & Ilsley), 2.35%, due 4/3/08		A-1	5,300	µß
1,000	Clayton Ind. Dev. Au. Ind. Ref. Rev. (Bailey Court Proj.), Ser. 1989, (LOC: Commerce Bank N.A.), 2.35%, due 4/3/08		A-1	1,000	µß
300	Hannibal Ind. Dev. Au. Ind. Rev. (Buckhorn Rubber Prods. Proj.), Ser. 1995, (LOC: JP Morgan Chase), 3.50%, due 4/3/08			300	µß
100	Jefferson Co. Ind. Dev. Au. Ind. Rev. (GHF Holdings LLC Proj.), Ser. 1994, (LOC: LaSalle National Bank), 4.00%, due 4/3/08			100	µß
4,000	Missouri St. Env. Imp. & Energy Res. Au. Env. Imp. Rev. (UtiliCorp United, Inc. Proj.), Ser. 1993, (LOC: Citibank, N.A.), 3.55%, due 4/2/08	P-1	A-1+	4,000	µß
5,340	St. Charles Co. Ind. Dev. Au. (Newco Enterprises Proj.), Ser. 2004 A (LOC: Marshall & Ilsley), 2.36%, due 4/3/08		A-1	5,340	µß
6,815	St. Charles Co. Ind. Dev. Au. (Patriot Machine, Inc.), Ser. 2007, (LOC: Marshall & Ilsley), 2.38%, due 4/3/08		A-1	6,815	µß
4,100	St. Charles Co. Ind. Dev. Au. (Trinity Mfg. Proj.), Ser. 2006 (LOC: Marshall & Ilsley), 2.37%, due 4/3/08		A-1	4,100	µß
				26,955

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Montana (0.5%)
$2,100	Cascade Co. Montana IDR (Montana Milling, Inc. Proj.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 2.46%, due 4/3/08			$2,100	µß

Nebraska (0.2%)
600	Norfolk IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			600	µß

Nevada (0.6%)
2,570	Deutsche Bank Spears/Lifers Trust Var. St. (Clark Co.), Ser. 2008 DBE-562, (AMBAC Insured), 2.30%, due 4/3/08			2,570	µk

New Hampshire (0.4%)
1,660	New Hampshire St. Hsg. Fin. Au. Multi-Family Rev. (Floaters), Ser. 2006-3438, (LOC: Merrill Lynch Capital Markets), 2.38%, due 4/3/08	VMIG1		1,660	µ

New Jersey (0.1%)
480	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Wearbest SIL-TEX Mills Proj.), Ser. 2000, (LOC: Bank of New York), 2.30%, due 4/2/08			480	µß

New Mexico (0.1%)
225	Las Cruces IDR (Parkview Metal Prod. Proj.), Ser. 1997, (LOC: American National Bank & Trust Co.), 4.00%, due 4/3/08			225	µß

North Carolina (3.0%)
935	Catawba Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Rev. (HWS Co. Inc. Proj.), Ser. 1997, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			935	µß
1,320	Deutsche Bank Spears/Lifers Trust Var. St. (Raleigh-Durham), Ser. 2008-DBE568, (FGIC Insured), 2.30%, due 4/3/08			1,320	µk
1,450	Iredell Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Ind. Rev. (Riley Technologies Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			1,450	µß
4,000	Lincoln Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Rev. Ind. Dev. (Sabo USA, Inc. Proj.), Ser. 2007, (LOC: LaSalle National Bank), 2.38%, due 4/3/08	VMIG1		4,000	µß
1,675	North Carolina HFA, Ser. 2002, (LOC: Citibank, N.A.), 2.32%, due 4/3/08	VMIG1		1,675	µ
2,365	North Carolina St. Ports Au. Port Fac. Rev., Ser. 2006-A2, (LOC: Bank of America), 2.20%, due 4/2/08	VMIG1		2,365	µ
				11,745

North Dakota (0.4%)
1,500	Bismarck IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1995, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			1,500	µß

Ohio (2.8%)
1,750	American Muni. Pwr. BANS (Montpelier Proj.), Ser. 2007, 3.95%, due 7/3/08			1,750
5,000	American Muni. Pwr. BANS (Prairie St. Proj.), Ser. 2008, 3.50%, due 4/1/09	MIG1	A-1+	5,044	Ø
1,475	Fairfield Co. Arpt. Impt. G.O. BANS, Ser. 2008, 3.75%, due 1/21/09			1,483

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$115	Trumbull Co. IDR (UTD Steel Svc., Inc. Proj.), Ser. 2000, (LOC: JP Morgan Chase), 3.60%, due 4/3/08			$115	µß
1,445	Vandalia Land Acquisition G.O. BANS, Ser. 2007, 3.88%, due 8/22/08			1,445
1,120	Warren Co. IDR (PAC Mfg. Proj.), Ser. 2000, (LOC: Bank of America), 1.40%, due 4/1/08		A-1+	1,120	µß
14	Wood Co. IDR (Reclamation Technologies), Ser. 2006, (LOC: National City Bank), 2.55%, due 4/3/08			14	µß
				10,971

Oregon (0.2%)
705	Marion Co. Hsg. Au. Rev. (Residence at Marian), Ser. 1997, (LOC: U.S. Bank), 2.45%, due 4/3/08		A-1+	705	µß

Pennsylvania (3.1%)
1,255	Deutsche Bank Spears/Lifers Trust Var. St. (Philadelphia), Ser. 2008-DB558, (FSA Insured), 2.30%, due 4/3/08		A-1+	1,255	µk
3,200	Fayette Co. Ind. Dev. Au. IDR (Coastal Lumber Co. Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			3,200	µß
2,495	Lackawanna Co. Ind. Dev. Au. Rev. (Material Technology Proj.), Ser. 2006, (LOC: Wachovia Bank & Trust Co.), 2.25%, due 4/3/08			2,495	µß
5,125	Puttable Floating Option Tax Exempt Receipts, Ser. 2007-PT4304, (MBIA Insured), 2.27%, due 4/3/08			5,125	µl
				12,075

Rhode Island (0.2%)
985	Rhode Island St. Ind. Facs. Corp. IDR (Precision Turned Components Proj.), Ser. 2000, (LOC: Bank of America), 2.30%, due 4/2/08		A-1+	985	µß

South Carolina (2.3%)
2,735	Jasper Co. BANS, Ser. 2008, 2.75%, due 2/12/09			2,744
3,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Advanced Composite Materials), Ser. 2007, (LOC: National Bank of South Carolina), 2.33%, due 4/3/08			3,000	µß
1,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Blue Ridge Log Cabins LLC), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08	VMIG1		1,000	µß
1,870	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (DCS Diversified Coating), Ser. 2002, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08	VMIG1		1,870	µß
355	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Mancor Ind., Inc. Proj.), Ser. 1999, (LOC: PNC Bank), 2.28%, due 4/3/08			355	µß
				8,969

South Dakota (0.1%)
125	Watertown IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			125	µß
210	Watertown IDR Ref. (Ramkota, Inc. Proj.), Ser. 1993, (LOC: U.S. Bank), 2.40%, due 4/3/08			210	µß
				335

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Tennessee (2.6%)
$3,785	Franklin Co. IDB IDR (Zanini Proj.), Ser. 2005 B, (LOC: Regions Bank), 2.46%, due 4/3/08	VMIG1		$3,785	µß
2,110	Rutherford Co. IDB IDR (Tenn. Farmers Coop. Proj.), Ser. 1999, (LOC: AmSouth Bank), 2.36%, due 4/3/08			2,110	µß
3,200	Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Lexington), Ser. 2005 A, (LOC: Fannie Mae), 2.45%, due 4/3/08	VMIG1		3,200	µ
300	Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 A, (LOC: Citizens Bank), 2.25%, due 4/3/08			300	µß
730	Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 C, (LOC: Citizens Bank), 2.25%, due 4/3/08			730	µß
				10,125

Texas (9.4%)
4,660	Alliance Arpt. Au. Inc. Spec. Fac. Rev. (Floaters), Ser. 2007-2088, (LOC: Wells Fargo Bank & Trust Co.), 2.31%, due 4/3/08		A-1+	4,660	µ
315	Bell Co. Hlth. Fac. Dev. Corp. Rev. (Hlth. Fac. Baptist Care, Inc.), Ser. 1998, (LOC: Broadway National Bank), 3.50%, due 4/3/08	VMIG1		315	µßg
5,345	Bexar Co. Hsg. Fin. Corp. Multi-Family Hsg. Rev., Ser. 2007-749CE, (LOC: Citigroup Global Markets), 2.39%, due 4/3/08	VMIG1		5,345	µ
3,000	Brazos River Harbor Navigation Dist. Brazoria Co. Rev. (BASF Corp. Proj.), Ser. 2001, 2.55%, due 4/2/08		A-1+	3,000	µß
1,600	Haltom City Ind. Dev. Corp. Rev. (Molded Prod. Co. Proj.), Ser. 1995, (LOC: Bank of America), 2.20%, due 4/2/08		A-1+	1,600	µß
4,200	McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser. 2000, 4.52%, due 4/3/08			4,223	µ
5,455	Permian Basin Reg. Hsg. Fin. Corp. Single Family Mtge. Rev., Ser. 2006 A-2, (LOC: Government National Mortgage Association), 2.40%, due 1/1/38 Putable 8/1/08	VMIG1		5,455
4,500	South Plains Hsg. Fin. Corp. Single Family Rev. Notes, Ser. 2007, (LOC: Government National Mortgage Association), 4.40%, due 7/1/08	VMIG1		4,505	µaa
7,940	Victory St. Pub. Fac. Corp. Multi-Family Rev., Ser. 2007-832CE, (LOC: Citigroup Global Markets), 2.39%, due 4/3/08	VMIG1		7,940	µ
				37,043

Vermont (2.6%)
6,000	Vermont HFA Multi. Purp. Notes, Ser. 2007 D, (LOC: Calyon Bank), 3.85%, due 9/25/08			6,000
4,430	Vermont HFA Single Family (Putters), Ser. 2006 1554, (FSA Insured), 2.39%, due 4/3/08		A-1+	4,430	µo
				10,430

Virginia (3.1%)
2,500	Amherst Co. Econ. Dev. Au. IDR (Englands Stove Works Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			2,500	µß
2,210	Southampton Co. Ind. Dev. Au. Rev. (Feridies Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			2,210	µß
3,000	Sussex Co. Ind. Dev. Au. IDR (McGill Env. Sys.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08	VMIG1		3,000	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$1,250	Virginia St. Hsg. Dev. Au. Commonwealth Mgte., Ser. 2006 D1, 4.00%, due 1/1/09			$1,255
1,865	Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser. 2006 C07, (LOC: Bank of New York), 2.30%, due 4/2/08		A-1+	1,865	µ
1,280	Wythe Co. Ind. Dev. Au. Rev. (Klockner-Pentaplast of America), Ser. 1989, (LOC: Landesbank Hessen-Thveringen Girozentrale), 2.29%, due 4/3/08			1,280	µß
				12,110

Washington (4.0%)
3,500	Port Vancouver Spec. Rev. (United Grain Corp. Proj.), Ser. 1992, (LOC: Bank of America), 2.20%, due 4/2/08		A-1+	3,500	µß
4,500	Seattle Hsg. Au. Rev. (High Point Proj. Phase II), Ser. 2007, (LOC: KeyBank), 2.36%, due 4/3/08		A-1	4,500	µß
7,395	Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev., Ser. 2007-10003CE, (LOC: Citigroup Global Markets), 2.39%, due 4/3/08	VMIG1		7,395	µ
300	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 1.33%, due 4/1/08	VMIG1		300	µß
				15,695

Wisconsin (1.1%)
2,000	Antigo Unified Sch. Dist. TRANS, Ser. 2007, 3.60%, due 10/30/08			2,000
425	Elkhorn IDR (Lanco Precision Plus Proj.), Ser. 1999, (LOC: Bank One), 3.50%, due 4/2/08			425	µß
1,800	Superior IDR (Amsoil, Inc. Proj.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 2.31%, due 4/3/08		A-1+	1,800	µß
200	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc. Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 1.33%, due 4/1/08		A-1	200	µß
				4,425

Wyoming (1.3%)
4,980	Campbell Co. IDR, Ser. 2007, (LOC: Royal Bank of Canada), 3.65%, due 11/1/37 Puttable 11/28/08		A-1+	4,980	ß

	Total Investments (97.2%)			383,702
	Cash, receivables and other assets, less liabilities (2.8%)			10,967
	Total Net Assets (100.0%)			$394,669

See Notes to Schedule of Investments

Notes to Schedule of Investments

††	Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

@@	Municipal securities held by Tax-Exempt Master Series and Municipal Master Series are within the two highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service, Inc. or Standard & Poor’s or, where not rated, are determined by the master series’ investment manager to be of comparable quality. Approximately 88.4% and 88.4% of the municipal securities held by Tax-Exempt Master Series and Municipal Master Series, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

‡‡

Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Master Series’ investment manager.

ñ	Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At March 31, 2008, these securities amounted to approximately $1,875,023,000 or 60.7% of net assets for Money Market Master Series, approximately $4,179,470,000 or 47.6% of net assets for Prime Master Series and approximately $77,655,000 or 3.1% of net assets for Tax-Exempt Master Series.

#	Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At March 31, 2008, these securities amounted to approximately $150,001,000 or 1.7% of net assets for the Prime Master Series. As of April 29, 2008, these securities were no longer held by the Prime Master Series.

(000’s omitted) Restricted Securities	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Master Series’ Net Assets as of Acquisition Date	Value as of March 31, 2008	Fair Value Percentage of Master Series’ Net Assets as of March 31, 2008
Sigma Finance Inc., Guaranteed Medium-Term Notes, 5.43%, due 8/5/08	7/5/2007	$50,000	0.5%	$50,000	0.6%
Sigma Finance Inc., Guaranteed Floating Rate Medium-Term Notes, 2.34%, due 4/1/08	6/7/2007	100,004	1.0%	100,001	1.1%

ß	Security is guaranteed by the corporate or non-profit obligor.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2008.

Ø	All or a portion of this security was purchased on a when-issued basis. At March 31, 2008, these securities amounted to $47,865,000 for Tax-Exempt Master Series and $5,044,000 for Municipal Master Series.

See Notes to Financial Statements

Notes to Schedule of Investments (cont’d)

ØØ	All or a portion of this security is segregated as collateral for when-issued purchase commitments.

§	Credit ratings are unaudited.

b	Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

c	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

d	Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

g	Security is subject to a guarantee provided by Chase Bank, backing 100% of the total principal.

h	Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

i	Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

j	Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

k	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

l	Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

o	Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

p	Security is subject to a guarantee provided by Landesbank Hessen-Thveringen Girozentrale, backing 100% of the total principal.

q	Security is subject to a guarantee provided by Lloyd’s Bank, backing 100% of the total principal.

r	Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

s	Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

t	Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

u	Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

v	Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

w	Security is subject to a guarantee provided by Wescorp Credit Union, backing 100% of the total principal.

x	Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

y	Security is subject to a guarantee provided by Svenska Hendelsbanken, backing 100% of the total principal.

z	Security is subject to a guarantee provided by Regions Bank, backing 100% of the total principal.

aa	Security is subject to a guarantee provided by Royal Bank of Canada, backing 100% of the total principal.

See Notes to Financial Statements

Statements of Assets and Liabilities

Institutional Liquidity Trust

(000’s omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES	GOVERNMENT MASTER SERIES
	March 31, 2008	March 31, 2008	March 31, 2008
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$2,911,099	$8,218,485	$1,504,188
Repurchase agreements	170,000	550,000	779,800

	3,081,099	8,768,485	2,283,988
Cash	336	936	811
Interest receivable	6,761	14,149	5,299
Receivable for securities sold	—	—	—
Prepaid expenses and other assets	—	—	—

Total Assets	3,088,196	8,783,570	2,290,098

Liabilities
Due to custodian	—	—	—
Payable for securities purchased	—	—	—
Payable to investment manager-net (Note B)	225	789	181
Accrued expenses and other payables	108	169	—

Total Liabilities	333	958	181

Net Assets Applicable to investors’ beneficial interests	$3,087,863	$8,782,612	$2,289,917

Net Assets consist of:
Paid-in capital	$3,087,863	$8,782,612	$2,289,917

*Cost of investments:
Unaffiliated issuers	$3,081,099	$8,768,485	$2,283,988

See Notes to Financial Statements

GOVERNMENT RESERVES MASTER SERIES	TREASURY MASTER SERIES	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
March 31, 2008	March 31, 2008	March 31, 2008	March 31, 2008

$893,002	$649,583	$2,503,067	$383,702
—	3,513,400	—	—

893,002	4,162,983	2,503,067	383,702
19	73	—	13,061
1,381	294	16,744	2,469
—	—	11,477	495
—	—	50	18

894,402	4,163,350	2,531,338	399,745

—	—	12,427	—
—	99,934	47,864	5,044
64	242	196	32
28	17	—	—

92	100,193	60,487	5,076

$894,310	$4,063,157	$2,470,851	$394,669

$894,310	$4,063,157	$2,470,851	$394,669

$893,002	$4,162,983	$2,503,067	$383,702

Statements of Operations

Institutional Liquidity Trust

(000’s omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES	GOVERNMENT MASTER SERIES
	For the Year Ended March 31, 2008	For the Year Ended March 31, 2008	For the Year Ended March 31, 2008
Investment Income
Income:
Interest income—unaffiliated issuers (Note A)	$136,832	$587,838	$58,487

Expenses:
Investment management fees (Note B)	2,234	9,541	1,081
Audit fees	29	11	32
Custodian fees (Note B)	350	1,455	128
Insurance expense	73	208	16
Legal fees	1	33	5
Rating agency fees	—	24	12
Shareholder reports	6	6	6
Trustees’ fees and expenses	27	30	25
Miscellaneous	77	282	17

Total expenses	2,797	11,590	1,322
Investment management fees waived (Note B)	—	—	—
Expenses reduced by custodian fee expense offset arrangement (Note B)	(72)	(138)	(24)

Total net expenses	2,725	11,452	1,298

Net investment income	$134,107	$576,386	$57,189

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(62)	(2,379)	457
Net increase from payment by affiliate for losses realized on securities (Note B)	—	2,837	—

Net gain (loss) on investments	(62)	458	457

Net increase (decrease) in net assets resulting from operations	$134,045	$576,844	$57,646

See Notes to Financial Statements

GOVERNMENT RESERVES MASTER SERIES	TREASURY MASTER SERIES	TAX-EXEMPT MASTER SERIES
Period from July 9, 2007 (Commencement of Operations) to March 31, 2008	For the Year Ended March 31, 2008	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007

$15,911	$36,146	$34,840	$10,784

309	862	2,245	618
32	11	11	11
40	224	225	54
—	4	—	—
7	12	10	1
—	11	2	1
5	6	—	—
19	25	15	4
3	10	16	3

415	1,165	2,524	692
—	—	(1,325)	(383)
(1)	(129)	(143)	(111)

414	1,036	1,056	198

$15,497	$35,110	$33,784	$10,586

7	49	831	5
—	—	—	—

7	49	831	5

$15,504	$35,159	$34,615	$10,591

Statements of Operations

Institutional Liquidity Trust

(000’s omitted)

	MUNICIPAL MASTER SERIES
	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007
Investment Income
Income:
Interest income—unaffiliated issuers (Note A)	$8,565	$3,484

Expenses:
Investment management fees (Note B)	656	228
Audit fees	32	32
Custodian fees (Note B)	72	30
Insurance expense	—	—
Legal fees	10	1
Rating agency fees	2	1
Shareholder reports	—	—
Trustees’ fees and expenses	15	4
Miscellaneous	3	—

Total expenses	790	296
Investment management fees waived (Note B)	(441)	(153)
Expenses reduced by custodian fee expense offset arrangement (Note B)	(68)	(45)

Total net expenses	281	98

Net investment income	$8,284	$3,386

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	93	6
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—

Net gain (loss) on investments	93	6

Net increase (decrease) in net assets resulting from operations	$8,377	$3,392

See Notes to Financial Statements

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Statements of Changes in Net Assets

Institutional Liquidity Trust

(000’s omitted)

	MONEY MARKET MASTER SERIES		PRIME MASTER SERIES
	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2008	Year Ended March 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$134,107	$129,526	$576,386	$291,330
Net realized gain (loss) on investments	(62)	(78)	(2,379)	(95)
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—	2,837	—
Net increase (decrease) in net assets resulting from operations	134,045	129,448	576,844	291,235

Transactions in Investors’ Beneficial Interest:
Contribution from initial capitalization	—	—	—	—
Contributions	8,888,848	5,640,176	71,568,661	35,971,111
Withdrawals	(8,428,266)	(5,506,910)	(69,845,697)	(32,985,741)
Net increase (decrease) from transactions in investors’ beneficial interest	460,582	133,266	1,722,964	2,985,370
Net Increase (Decrease) in Net Assets	594,627	262,714	2,299,808	3,276,605

Net Assets:
Beginning of period	2,493,236	2,230,522	6,482,804	3,206,199
End of period	$3,087,863	$2,493,236	$8,782,612	$6,482,804

See Notes to Financial Statements

GOVERNMENT MASTER SERIES		GOVERNMENT RESERVES MASTER SERIES	TREASURY MASTER SERIES
Year Ended March 31, 2008	Period from December 18, 2006 (Commencement of Operations) to March 31, 2007	Period from July 9, 2007 (Commencement of Operations) to March 31, 2008	Year Ended March 31, 2008	Period from December 18, 2006 (Commencement of Operations) to March 31, 2007

$57,189	$7,760	$15,497	$35,110	$6,723
457	—	7	49	—
—	—	—	—	—
57,646	7,760	15,504	35,159	6,723

—	101	—	—	—
7,608,924	1,008,073	1,991,016	5,904,575	814,761
(6,146,412)	(246,175)	(1,112,210)	(2,332,818)	(365,243)
1,462,512	761,999	878,806	3,571,757	449,518
1,520,158	769,759	894,310	3,606,916	456,241

769,759	—	—	456,241	—
$2,289,917	$769,759	$894,310	$4,063,157	$456,241

Statements of Changes in Net Assets

	TAX-EXEMPT MASTER SERIES		MUNICIPAL MASTER SERIES
	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$33,784	$10,586	$8,284	$3,386
Net realized gain (loss) on investments	831	5	93	6
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	34,615	10,591	8,377	3,392

Transactions in Investors’ Beneficial Interest:
Contribution from initial capitalization	—	—	—	—
Contributions	4,812,906	3,250,661	1,712,974	1,154,509
Withdrawals	(4,274,828)	(1,363,094)	(1,944,242)	(540,341)
Net increase (decrease) from transactions in investors’ beneficial interest	538,078	1,887,567	(231,268)	614,168
Net Increase (Decrease) in Net Assets	572,693	1,898,158	(222,891)	617,560

Net Assets:
Beginning of period	1,898,158	—	617,560	—
End of period	$2,470,851	$1,898,158	$394,669	$617,560

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Trust

Note A—Summary of Significant Accounting Policies:

1	General: The Money Market Master Series, Prime Master Series, Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series (individually a “Master Series,” collectively, the “Master Series”) are separate operating series of Institutional Liquidity Trust (the “Trust”), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Government Master Series had no operations until December 18, 2006 other than matters relating to its organization and the contribution of beneficial interest from the Institutional Class of Government Portfolio and Neuberger Berman Management Inc., the Master Series’ investment manager, (“Management”) of $100,000 and $1,000, respectively, on December 4, 2006. Each of Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series had no operations until July 9, 2007, December 18, 2006, September 10, 2007 and September 10, 2007, respectively other than matters relating to its organization.

Other investment companies sponsored by Neuberger Berman Management Inc. (“Management”) and Lehman Brothers Asset Management LLC (“LBAM”), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series’ Schedules of Investments.

3	Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4	Income tax information: It is the policy of the Money Market Master Series, Prime Master Series, Government Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series to comply with the requirements of the Internal Revenue Code. It is the intention of Government Reserves Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Money Market Master Series, Prime Master Series, Government Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. It is the intention of Government Reserves Master Series to conduct its operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will be able to qualify as a regulated investment company. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

In accordance with Securities and Exchange Commission guidance, the Master Series implemented the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on September 20, 2007. The Master Series have reviewed the tax positions for the open tax years as of March 31, 2008, and have determined that the implementation of FIN 48 did not have a material impact on the Master Series’ financial statements.

5	Concentration of risk: Money Market Master Series and Prime Master Series normally concentrate in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on these Master Series’ performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6	Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7	Repurchase agreements: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

8	Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees and Other Transactions with Affiliates:

Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, each Master Series (except Tax-Exempt and Municipal) pays Management a fee at the annual rate of 0.08% of its average daily net assets. Tax-Exempt Master Series and Municipal Master Series pays Management a fee at the annual rate of 0.25% of the first $500 million of average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Management contractually agreed to waive its management fee so that the management fee was 0.08% of its average daily net assets for Tax-Exempt Master Series and Municipal Master Series. For the period ended March 31, 2008, such waived fees amounted to $1,324,544 for Tax-Exempt Master Series and $441,421 for Municipal Master Series, respectively.

Management and LBAM, the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series’ average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

On February 13, 2008, an affiliate of Prime Master Series’ adviser purchased $60,000,000 par value of corporate debt of Whistlejacket Capital LLC at a purchase price equal to the amortized cost of the securities (a price in excess of the securities’ then fair market value based upon the preceding day’s closing market value) plus accrued interest. No shares of Prime Master Series or other consideration was given in exchange for purchasing the securities. The excess of the purchase price over the then current fair value amounted to $2,836,700 and had no impact on Prime Master Series’ total return.

Each Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2008, the impact of this arrangement was a reduction of expenses of $71,914, $138,440, $24,053, $1,291, $128,742, $142,829 and $68,495 for Money Market Master Series, Prime Master Series, Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series, respectively.

Note C—Securities Transactions:

All securities transactions for Money Market Master Series, Prime Master Series, Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series, were short-term.

Note D—Lines of Credit:

At the later of May 25, 2007 or the commencement of a Master Series’ operations, the Master Series became participants in a single committed, unsecured $300,000,000 line of credit with the Bank of New York, as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.075% per annum of the unused available line of credit is charged, of which each Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $300,000,000 at any particular time.

On September 27, 2007 the Master Series became participants in a single uncommitted, unsecured $150,000,000 line of credit with State Street, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $150,000,000 at any particular time.

The Master Series had no loans outstanding pursuant to either line of credit at March 31, 2008. During the year ended March 31, 2008, the Master Series did not utilize these lines of credit.

Note E—Recent Accounting Pronouncement:

In September 2006, Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series’ financial position or results of operations.

Note F—Subsequent Events

On March 31, 2008, Prime Master Series held $150,000,000 par value of Sigma Finance, Inc. (“Sigma”) corporate debt. Notwithstanding the fact that the Sigma corporate debt continued to be “eligible securities,” as defined in Rule 2a-7 of the Investment Company Act of 1940, the adviser subsequently determined that due to concerns about market and credit risk, it was no longer in Prime Master Series’ best interest to continue to hold the Sigma corporate debt. On April 29, 2008, an affiliate of Prime Master Series’ adviser purchased $150,000,000 par value of Sigma corporate debt from Prime Master Series at a purchase price equal to amortized cost (a price in excess of the securities’ then current fair value based upon the preceding day’s closing market value) plus accrued interest. No shares of Prime Master Series or other consideration was given in exchange for purchasing the securities. The excess of the purchase price over the then current fair value amounted to $635,511 and had no impact on Prime Master Series’ total return.

Financial Highlights

Money Market Master Series

	Year Ended March 31,					Period from December 30, 2004^ to March 31,
	2008	2007		2006		2005
Ratios to Average Net Assets:
Gross Expenses#	.10%	.10%		.11%		.11	%*
Net Expenses	.10%	.10	%‡	.11	%‡	.11	%*‡
Net Investment Income (Loss)	4.80%	5.14%		3.72%		2.38	%*
Total Return†	+4.99%	+5.27	%@	+3.87	%@	+0.63	%**@
Net Assets, End of Period (in millions)	$3,087.9	$2,493.2		$2,230.5		$2,418.4

See Notes to Financial Highlights

Prime Master Series

	Year Ended March 31,					Period from December 27, 2004^ to March 31,
	2008	2007		2006		2005
Ratios to Average Net Assets:
Gross Expenses#	.10%	.10%		.11%		.12	%*
Net Expenses	.10%	.10	%‡	.10	%‡	.11	%*‡
Net Investment Income (Loss)	4.83%	5.19%		3.78%		2.43	%*
Total Return†	+4.96%	+5.29	%@	+3.87	%@	+0.66	%**@
Net Assets, End of Period (in millions)	$8,782.6	$6,482.8		$3,206.2		$1,277.5

Government Master Series

	Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.10%	.13%*
Net Expenses	.10%	.13%*
Net Investment Income (Loss)	4.23%	5.17%*
Total Return†	+4.73%	+1.49%**
Net Assets, End of Period (in millions)	$2,289.9	$769.8

Government Reserves Master Series

Period from July 9, 2007^ to March 31, 2008
Ratios to Average Net Assets:
Gross Expenses#	.11%*
Net Expenses	.11%*
Net Investment Income (Loss)	4.01%*
Total Return†	+3.22%**
Net Assets, End of Period (in millions)	$894.3

Treasury Master Series

	Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.11%	.12%*
Net Expenses	.10%	.12%*
Net Investment Income (Loss)	3.26%	5.05%*
Total Return†	+4.20%	+1.46%**
Net Assets, End of Period (in millions)	$4,063.2	$456.2

Tax-Exempt Master Series

	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007^ to October 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.10%*	.13%*
Net Expenses‡	.09%*	.09%*
Net Investment Income (Loss)	2.93%*	3.61%*
Total Return†@	+1.25%**	+.52%**
Net Assets, End of Period (in millions)	$2,470.9	$1,898.2

Municipal Master Series

	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007^ to October 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.13%*	.18%*
Net Expenses‡	.10%*	.13%*
Net Investment Income (Loss)	3.08%*	3.63%*
Total Return†@	+1.28%**	+.52%**
Net Assets, End of Period (in millions)	$394.7	$617.6

Notes to Financial Highlights Institutional Liquidity Trust

#	The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡	After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Period from November 1, 2007 to March 31,	Period Ended October 31,	Year Ended March 31,		Period Ended March 31,
	2008(4)	2007(3)	2007	2006	2005
Money Market Master Series	—	—	.12%	.13%	.13	%(1)
Prime Master Series	—	—	.11%	.12%	.13	%(2)
Tax-Exempt Master Series	.21%	.22%	—	—	—
Municipal Master Series	.27%	.30%	—	—	—

(1)	Period from December 30, 2004 (commencement of operations) to March 31, 2005.

(2)	Period from December 27, 2004 (commencement of operations) to March 31, 2005.

(3)	Period from September 10, 2007 (commencement of operations) to October 31, 2007.

(4)	Period from November 1, 2007 (commencement of operations) to March 31, 2008.

†

Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted.

^	The date investment operations commenced.

*	Annualized.

**	Not annualized.

@	Total return would have been lower had Management not waived a portion of the investment management fee.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust

and Owners of Beneficial Interest of Money Market Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Money Market Master Series (one of the series constituting Institutional Liquidity Trust) (the “Master Series”), as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Master Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Master Series, a portfolio of Institutional Liquidity Trust, at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 14, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Institutional Liquidity Trust and

Owners of Beneficial Interest of Prime Master Series

We have audited the accompanying statement of assets and liabilities of Prime Master Series (the “Portfolio”), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Series as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

May 15, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust

and Owners of Beneficial Interest of Government Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Master Series (one of the series constituting Institutional Liquidity Trust) (the “Master Series”), as of March 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Master Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Master Series, a series of Institutional Liquidity Trust, at March 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 14, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust

and Owners of Beneficial Interest of Government Reserves Master Series:

We have audited the accompanying statement of assets and liabilities of Government Reserves Master Series (one of the series constituting Institutional Liquidity Trust) (the “Master Series”), as of March 31, 2008, and the related statements of operations, changes in net assets and the financial highlights for the period from July 9, 2007 (commencement of operations) to March 31, 2008. These financial statements and financial highlights are the responsibility of the Master Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series’ internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Reserves Master Series, a portfolio of Institutional Liquidity Trust, at March 31, 2008, the results of its operations, changes in its net assets and the financial highlights for the period from July 9, 2007 (commencement of operations) to March 31, 2008, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 14, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Institutional Liquidity Trust and

Owners of Beneficial Interest of Treasury Master Series

We have audited the accompanying statement of assets and liabilities of Treasury Master Series (the “Portfolio”), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 18, 2006 to March 31, 2007. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Master Series as of March 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from December 19, 2006 to March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

May 15, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Institutional Liquidity Trust and

Owners of Beneficial Interest of Tax-Exempt Master Series

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Master Series (the “Portfolio”), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period November 1, 2007 to March 31, 2008 and for the period from September 10, 2007 to October 31, 2007. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Master Series as of March 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 1, 2007 to March 31, 2008 and for the period September 10, 2007 to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

May 15, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust

and Owners of Beneficial Interest of Municipal Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Municipal Master Series (one of the series constituting Institutional Liquidity Trust) (the “Master Series”), as of March 31, 2008, and the related statements of operations and changes in net assets for the period from November 1, 2007 to March 31, 2008 and for the year ended October 31, 2007, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Master Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Master Series, a series of Institutional Liquidity Trust, at March 31, 2008, the results of its operations and changes in its net assets for the period from November 1, 2007 to March 31, 2008 and the year ended October 31, 2007, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 14, 2008

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

888.556.9030

Sub-Adviser

Lehman Brothers Asset Management LLC

200 South Wacker Drive

Suite 2100

Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, DC 20006

Independent Registered Public Accounting Firms

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Tait, Weller & Baker LLP

1818 Market Street

Suite 2400

Philadelphia, PA 19103

Trustees and Officers

The following tables set forth information concerning the trustees (“Trustees”) and officers (“Officers”) of Lehman Brothers Institutional Liquidity Funds (the “Trust”). All persons named as Trustees and Officers also serve in similar capacities for other funds administered or managed by Neuberger Berman Management Inc. (“Management”) and Lehman Brothers Asset Management LLC (“LBAM”). The Statement of Additional Information includes additional information about the Trustees and Officers and is available upon request, without charge, by calling (888) 556-9030.

Information about the Board of Trustees

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Independent Trustees

John Cannon (78)	Trustee since 2005	Consultant; formerly, Chairman, CDC Investment Advisers (registered investment adviser), 1993 to January 1999; formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	62	Independent Trustee or Director of three series of Oppenheimer Funds: Oppenheimer Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer Convertible Securities Fund since 1992.

Faith Colish (72)	Trustee since 2005	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	62	Formerly, Director (1997 to 2003) and Advisory Director (2003 to 2006), ABA Retirement Funds (formerly, American Bar Retirement Association) (not-for-profit membership corporation).

Martha C. Goss (58)	Trustee since 2007	President, Woodhill Enterprises Inc./Chase Hollow Associates LLC (personal investment vehicle), since 2006; Chief Operating and Financial Officer, Hopewell Holdings LLC/Amwell Holdings, LLC (a holding company for a healthcare reinsurance company start-up), since 2003; formerly, Consultant, Resources Connection (temporary staffing), 2002 to 2006.	62	Director, Ocwen Financial Corporation (mortgage servicing), since 2005; Director, American Water (water utility), since 2003; Director, Channel Reinsurance (financial guaranty reinsurance), since 2006; Advisory Board Member, Attensity (software developer), since 2005; Director, Allianz Life of New York (insurance), since 2005; Director, Financial Women’s Association of New York (not for profit association), since 2003; Trustee Emerita, Brown University, since 1998.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

C. Anne Harvey (70)	Trustee since 2005	President, C.A. Harvey Associates, since October 2001; formerly, Director, AARP, 1978 to December 2001.	62	Formerly, President, Board of Associates to The National Rehabilitation Hospital’s Board of Directors, 2001 to 2002; formerly, Member, Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002.

Robert A. Kavesh (80)	Trustee since 2005	Marcus Nadler Professor Emeritus of Finance and Economics, New York University Stern School of Business; formerly, Executive Secretary-Treasurer, American Finance Association, 1961 to 1979.	62	Formerly, Director, The Caring Community (not-for-profit), 1997 to 2006; formerly, Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals), 1978 to 2004; formerly, Director, Apple Bank for Savings, 1979 to 1990; formerly, Director, Western Pacific Industries, Inc., 1972 to 1986 (public company).

Michael M. Knetter (48)	Trustee since 2007	Dean, School of Business, University of Wisconsin - Madison; formerly, Professor of International Economics and Associate Dean, Amos Tuck School of Business - Dartmouth College, 1998 to 2002.	62	Trustee, Northwestern Mutual Series Fund, Inc., since February 2007; Director, Wausau Paper, since 2005; Director, Great Wolf Resorts, since 2004.

Howard A. Mileaf (71)	Trustee since 2005	Retired; formerly, Vice President and General Counsel, WHX Corporation (holding company), 1993 to 2001.	62	Director, Webfinancial Corporation (holding company), since December 2002; formerly, Director WHX Corporation (holding company), January 2002 to June 2005; formerly, Director, State Theatre of New Jersey (not-for-profit theater), 2000 to 2005.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

George W. Morriss (60)	Trustee since 2007	Formerly, Executive Vice President and Chief Financial Officer, People’s Bank (a financial services company), 1991 to 2001.	62	Manager, Old Mutual 2100 fund complex (consisting of six funds) since October 2006 for four funds and since February 2007 for two funds.

Edward I. O’Brien (79)	Trustee since 2005	Formerly, Member, Investment Policy Committee, Edward Jones, 1993 to 2001; President, Securities Industry Association (“SIA”) (securities industry’s representative in government relations and regulatory matters at the federal and state levels), 1974 to 1992; Adviser to SIA, November 1992 to November 1993.	62	Director, Legg Mason, Inc. (financial services holding company), since 1993; formerly, Director, Boston Financial Group (real estate and tax shelters), 1993 to 1999.

William E. Rulon (75)	Trustee since 2005	Retired; formerly, Senior Vice President, Foodmaker, Inc. (operator and franchiser of restaurants), until January 1997.	62	Formerly, Director, Pro-Kids Golf and Learning Academy (teach golf and computer usage to “at risk” children), 1998 to 2006; formerly, Director, Prandium, Inc. (restaurants), March 2001 to July 2002.

Cornelius T. Ryan (76)	Trustee since 2005	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital investing) and President, Oxford Venture Corporation, since 1981.	62	None.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Tom D. Seip (58)	Trustee since 2005; Lead Independent Trustee beginning 2006	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; formerly, Senior Executive at the Charles Schwab Corporation, 1983 to 1998, including Chief Executive Officer, Charles Schwab Investment Management, Inc., and Trustee, Schwab Family of Funds and Schwab Investments, 1997 to 1998, and Executive Vice President-Retail Brokerage, Charles Schwab & Co., Inc., 1994 to 1997.	62	Director, H&R Block, Inc. (financial services company), since May 2001; Chairman, Compensation Committee, H&R Block, Inc., since 2006; Director, America One Foundation, since 1998; formerly, Chairman, Governance and Nominating Committee, H&R Block, Inc., 2004 to 2006; formerly, Director, Forward Management, Inc. (asset management company), 1999 to 2006; formerly, Director, E-Bay Zoological Society, 1999 to 2003; formerly, Director, General Magic (voice recognition software), 2001 to 2002; formerly, Director, E-Finance Corporation (credit decisioning services), 1999 to 2003; formerly, Director, Save-Daily.com (micro investing services), 1999 to 2003.

Candace L. Straight (60)	Trustee since 2005	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector), 1998 to December 2003.	62	Director, Montpelier Re (reinsurance company), since 2006; Director, National Atlantic Holdings Corporation (property and casualty insurance company), since 2004; Director, The Proformance Insurance Company (property and casualty insurance company), since March 2004; formerly, Director, Providence Washington Insurance Company (property and casualty insurance company), December 1998 to March 2006; formerly, Director, Summit Global Partners (insurance brokerage firm), 2000 to 2005.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Peter P. Trapp (63)	Trustee since 2005	Retired; formerly, Regional Manager for Mid-Southern Region, Ford Motor Credit Company, September 1997 to 2007; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	62	None.

Trustees who are “Interested Persons”

Jack L. Rivkin* (67)	President and Trustee since 2005	Executive Vice President and Chief Investment Officer, Neuberger Berman Inc. (holding company), since 2002 and 2003, respectively; Managing Director and Chief Investment Officer, Neuberger Berman, LLC (“Neuberger”), since December 2005 and 2003, respectively; formerly, Executive Vice President, Neuberger, December 2002 to 2005; Director and Chairman, Management, since December 2002; formerly, Executive Vice President, Citigroup Investments, Inc., September 1995 to February 2002; formerly, Executive Vice President, Citigroup Inc., September 1995 to February 2002.	62	Director, Dale Carnegie and Associates, Inc. (private company), since 1998; Director, Solbright, Inc. (private company), since 1998.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Peter E. Sundman* (48)	Chairman of the Board, Chief Executive Officer and Trustee since 2005	Executive Vice President, Neuberger Berman Inc. (holding company), since 1999; Head of Neuberger Berman Inc.’s Mutual Funds Business (since 1999) and Institutional Business (1999 to October 2005); responsible for Managed Accounts Business and intermediary distribution since October 1999; President and Director, Management since 1999; Managing Director, Neuberger, since 2005; formerly, Executive Vice President, Neuberger, 1999 to December 2005; formerly, Principal, Neuberger, 1997 to 1999; formerly, Senior Vice President, Management, 1996 to 1999.	62	Director and Vice President, Neuberger & Berman Agency, Inc., since 2000; formerly, Director, Neuberger Berman Inc. (holding company), October 1999 to March 2003; Trustee, Frost Valley YMCA; Trustee, College of Wooster.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)	Pursuant to the Trust’s Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)	For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

*	Indicates a Trustee who is an “interested person” within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Management and/or LBAM.

Information about the Officers of the Trust

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)

Andrew B. Allard (46)	Anti-Money Laundering Compliance Officer since 2005	Senior Vice President, Neuberger, since 2006; Deputy General Counsel, Neuberger, since 2004; formerly, Vice President, Neuberger, 2000 to 2005; formerly, Associate General Counsel, Neuberger, 1999 to 2004; Anti-Money Laundering Compliance Officer, fifteen registered investment companies for which Management acts as investment manager and administrator (six since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Michael J. Bradler (38)	Assistant Treasurer since 2005	Vice President, Neuberger, since 2006; Employee, Management, since 1997; Assistant Treasurer, fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006).

Claudia A. Brandon (51)	Secretary since 2005	Senior Vice President, Neuberger, since 2007; Vice President-Mutual Fund Board Relations, Management, since 2000 and Assistant Secretary since 2004; formerly, Vice President, Neuberger, 2002 to 2006 and Employee since 1999; Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 1985, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Robert Conti (51)	Vice President since 2005	Managing Director, Neuberger, since 2007; formerly, Senior Vice President, Neuberger, 2003 to 2006; formerly, Vice President, Neuberger, 1999 to 2003; Senior Vice President, Management, since 2000; Vice President, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Brian J. Gaffney (54)	Vice President since 2005	Managing Director, Neuberger, since 1999; Senior Vice President, Management, since 2000; Vice President, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Maxine L. Gerson (57)	Chief Legal Officer since 2005 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)	Senior Vice President, Neuberger, since 2002; Deputy General Counsel and Assistant Secretary, Neuberger, since 2001; Senior Vice President, Management, since 2006; Secretary and General Counsel, Management, since 2004; Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006).

Sheila R. James (42)	Assistant Secretary since 2005	Vice President, Neuberger, since 2008 and Employee since 1999; formerly, Assistant Vice President, Neuberger, 2007; Assistant Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (six since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)

Kevin Lyons (52)	Assistant Secretary since 2005	Assistant Vice President, Neuberger, since 2008 and Employee since 1999; Assistant Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (eight since 2003, four since 2004, one since 2005 and two since 2006).

John M. McGovern (38)	Treasurer and Principal Financial and Accounting Officer since 2005; prior thereto, Assistant Treasurer since 2005	Senior Vice President, Neuberger, since 2007; formerly, Vice President, Neuberger, 2004 to 2006; Employee, Management, since 1993; Treasurer and Principal Financial and Accounting Officer, fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006); formerly, Assistant Treasurer, fourteen registered investment companies for which Management acts as investment manager and administrator, 2002 to 2005.

Frank Rosato (37)	Assistant Treasurer since 2005	Vice President, Neuberger, since 2006; Employee, Management, since 1995; Assistant Treasurer, fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006).

Frederic B. Soule (62)	Vice President since 2005	Senior Vice President, Neuberger, since 2003; formerly, Vice President, Neuberger, 1999 to 2002; Vice President, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Chamaine Williams (37)	Chief Compliance Officer since 2005	Senior Vice President, Neuberger, since 2007; Chief Compliance Officer, Management, since 2006; Senior Vice President, Lehman Brothers Inc., since 2007; formerly, Vice President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance Officer, fifteen registered investment companies for which Management acts as investment manager and administrator (fourteen since 2005 and one since 2006); formerly, Chief Compliance Officer, Lehman Brothers Asset Management Inc., 2003 to 2007; formerly, Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC, 2003 to 2007; formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)	Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-888-556-9030 (toll-free).

Notice to Shareholders (Unaudited)

For the fiscal period ended March 31, 2008, the percentages representing the portion of distributions from net investment income, which are exempt from federal tax, other than alternative minimum tax are as follows:

Tax-Exempt Portfolio	100%
Municipal Portfolio	100%

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

888.556.9030

Web site: www.lehman.com/lbilf

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Portfolios. This report is prepared for the general information of shareholders and is not an offer of shares of the Portfolios. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

  H0297 05/08

Item 2. Code of Ethics

The Board of Trustees (“Board”) of Lehman Brothers Institutional Liquidity Funds (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics was included as an exhibit to Registrant’s Form N-CSR filed on June 5, 2006.  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services

The financial information provided below is that of the Registrant.  This N-CSR relates only to Money Market Portfolio, Prime Portfolio, Treasury Portfolio, Government Portfolio, Government Reserves Portfolio, Tax-Exempt Portfolio and Municipal Portfolio, each a series of the Registrant (collectively, the “Funds”).  Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Municipal Portfolio.  Tait, Weller & Baker LLP (“TW&B”) serves as independent registered public accounting firm to Prime Portfolio, Treasury Portfolio and Tax-Exempt Portfolio. Since Money Market Portfolio, Prime Portfolio, Treasury Portfolio, and Government Portfolio did not complete one full year of operations in 2007, the 2007 fees are only shown from commencement of operations of Money Market Portfolio, Prime Portfolio, Treasury Portfolio, and Government Portfolio.

(a) Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $25,000 and $61,200 for the fiscal years ended 2007 and 2008, respectively.

The aggregate fees billed for professional services rendered by TW&B for the audit of the annual financial statements or services that are normally provided by TW&B in connection with statutory and regulatory filings or engagements were $9,400 and $22,600 for the fiscal years ended 2007 and 2008, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The aggregate fees billed to the Registrant for assurance and related services by TW&B that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by TW&B that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $6,000 and $12,400 for the fiscal years ended 2007 and 2008, respectively.  The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2007 and 2008, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $14,000 and $28,400 for the fiscal years ended 2007 and 2008, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2007 and 2008, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The aggregate fees billed to the Registrant for professional services rendered by TW&B for tax compliance, tax advice, and tax planning were $2,600 and $4,800 for the fiscal years ended 2007 and 2008, respectively.  The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2007 and 2008, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by TW&B for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $3,000 and $4,800 for the fiscal years ended 2007 and 2008, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2007 and 2008, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The aggregate fees billed to the Registrant for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

The fees billed to other entities in the investment company complex for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2007 and 2008, respectively.

(e) Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons

Not applicable.

(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $6,000 and $12,400 for the fiscal years ended 2007 and 2008, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $475,000 and $400,000 for the fiscal years ended 2007 and 2008, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant were $2,600 and $4,800 for the fiscal years ended 2007 and 2008, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $40,100 and $45,700 for the fiscal years ended 2007 and 2008, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s and TW&B’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

The complete schedule of investments for the Funds is disclosed in the Registrant’s Annual Report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q  is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)

A copy of the Code of Ethics is incorporated by reference to Lehman Brothers Reserve Liquidity Funds’ Form N-CSR, Investment Company Act file number 811-21716 (filed June 5, 2006).

(a)(2)

The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)

Not applicable.

(b)

The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

By:___/s/ Peter E. Sundman______

Peter E. Sundman

Chief Executive Officer

Date: June 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: ___/s/ Peter E. Sundman _____

Peter E. Sundman

Chief Executive Officer

Date: June 5, 2008

By: ___/s/ John M. McGovern  _______

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date: June 5, 2008